Sterling Capital Select Equity Fund
Summary Sterling Capital Select Equity Fund
Investment Objective
The Fund seeks capital growth, current income or both, primarily through investment in stocks.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Select Equity Fund (USD $)	Class A Shares, Sterling Capital Select Equity Fund	Class B Shares, Sterling Capital Select Equity Fund		Class C Shares, Sterling Capital Select Equity Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	5.00%	[1]	1.00%
Redemption Fee	none	none		none
[1]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Select Equity Fund		Class A Shares, Sterling Capital Select Equity Fund	Class B Shares, Sterling Capital Select Equity Fund	Class C Shares, Sterling Capital Select Equity Fund
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses		1.18%	1.93%	1.93%
Fee Waiver or Expense Reimbursement	[1]	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1]	1.08%	1.83%	1.83%
[1]	The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.60%for the period from February 1, 2012 through January 31, 2013. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Select Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Select Equity Fund	679	919	1,178	1,916
Class B Shares, Sterling Capital Select Equity Fund	586	896	1,133	2,051
Class C Shares, Sterling Capital Select Equity Fund	186	596	1,033	2,246

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Select Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Select Equity Fund	679	919	1,178	1,916
Class B Shares, Sterling Capital Select Equity Fund	186	596	1,033	2,051
Class C Shares, Sterling Capital Select Equity Fund	186	596	1,033	2,246

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.29% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Standard & Poor’s 500® Index (“S&P 500® Index”) at the time of purchase. As of January 19, 2012, the smallest company in the S&P 500® Index had a market capitalization of $1.35 billion and the largest company had a market capitalization of $417.14 billion. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

The portfolio manager may consider selling a stock owned by the Fund due to a change in the business or management of the company, a deterioration in the original purchase criteria, a decline in the stock’s rating, to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or if more attractive investment alternatives are identified. In managing the Fund, the portfolio manager selects stocks that he believes are undervalued and/or have favorable growth potential. In choosing individual stocks, the portfolio manager uses quantitative and qualitative processes to examine the total return potential of a particular issuer without preference for a growth or value style.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — large cap stocks — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 17.87% 09/30/09 Worst quarter: –20.32% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Select Equity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class A Shares, Sterling Capital Select Equity Fund	(9.60%)	(6.75%)	0.24%	5.86%	Oct 9, 1992
Return Before Taxes Class B Shares, Sterling Capital Select Equity Fund	(8.55%)	(6.49%)	0.22%	5.84%	Jan 1, 1996
Return Before Taxes Class C Shares, Sterling Capital Select Equity Fund	(4.79%)	(6.34%)	0.07%	5.73%	Feb 1, 2001
Return After Taxes on Distributions Class A Shares, Sterling Capital Select Equity Fund	(9.74%)	(7.36%)	(0.59%)	4.61%	Oct 9, 1992
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares, Sterling Capital Select Equity Fund	(6.05%)	(5.53%)	0.27%	4.82%	Oct 9, 1992
Class A, B and C Shares S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%	7.99%	Sep 30, 1992

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares will vary.
Sterling Capital Mid Value Fund
Summary Sterling Capital Mid Value Fund
Investment Objective
The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Mid Value Fund (USD $)	Class A Shares, Sterling Capital Mid Value Fund	Class B Shares, Sterling Capital Mid Value Fund		Class C Shares, Sterling Capital Mid Value Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	5.00%	[1]	1.00%
Redemption Fee	none	none		none
[1]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Mid Value Fund		Class A Shares, Sterling Capital Mid Value Fund	Class B Shares, Sterling Capital Mid Value Fund	Class C Shares, Sterling Capital Mid Value Fund
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.19%	1.94%	1.94%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Mid Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Mid Value Fund	689	931	1,192	1,935
Class B Shares, Sterling Capital Mid Value Fund	597	909	1,147	2,070
Class C Shares, Sterling Capital Mid Value Fund	197	609	1,047	2,264

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Mid Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Mid Value Fund	689	931	1,192	1,935
Class B Shares, Sterling Capital Mid Value Fund	197	609	1,047	2,070
Class C Shares, Sterling Capital Mid Value Fund	197	609	1,047	2,264

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.30% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $500 million and $22 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager utilizes both a quantitative and qualitative approach to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, high return on invested capital, and on attractive growth prospects. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change and progress cannot be demonstrated, to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or more attractive investment alternatives are identified.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 23.68% 09/30/09 Worst quarter: –22.07% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Mid Value Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class A Shares, Sterling Capital Mid Value Fund	(9.30%)	(0.43%)	5.64%	7.92%	Aug 1, 1996
Return Before Taxes Class B Shares, Sterling Capital Mid Value Fund	(8.19%)	(0.21%)	5.61%	7.88%	Jul 25, 2001
Return Before Taxes Class C Shares, Sterling Capital Mid Value Fund	(4.43%)	(0.05%)	5.44%	7.74%	Jul 25, 2001
Return After Taxes on Distributions Class A Shares, Sterling Capital Mid Value Fund	(9.39%)	(0.91%)	4.43%	6.48%	Aug 1, 1996
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares, Sterling Capital Mid Value Fund	(5.94%)	(0.51%)	4.54%	6.41%	Aug 1, 1996
Class A, B and C Shares Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes)	(1.38%)	0.04%	7.67%	9.80%	Jul 31, 1996

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.
Sterling Capital Small Value Fund
Summary Sterling Capital Small Value Fund
Investment Objective
The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Small Value Fund (USD $)	Class A Shares, Sterling Capital Small Value Fund	Class B Shares, Sterling Capital Small Value Fund		Class C Shares, Sterling Capital Small Value Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	5.00%	[1]	1.00%
Redemption Fee	none	none		none
[1]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Small Value Fund		Class A Shares, Sterling Capital Small Value Fund	Class B Shares, Sterling Capital Small Value Fund	Class C Shares, Sterling Capital Small Value Fund
Management Fees		0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.28%	0.28%	0.28%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.34%	2.09%	2.09%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Small Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Small Value Fund	704	975	1,267	2,095
Class B Shares, Sterling Capital Small Value Fund	612	955	1,224	2,229
Class C Shares, Sterling Capital Small Value Fund	212	655	1,124	2,421

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Small Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Small Value Fund	704	975	1,267	2,095
Class B Shares, Sterling Capital Small Value Fund	212	655	1,124	2,229
Class C Shares, Sterling Capital Small Value Fund	212	655	1,124	2,421

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.02% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies. Currently, small capitalization companies are defined as companies whose market capitalization, at the time of purchase, is less than $3 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. U.S. traded equity securities are domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

Sterling Capital Management LLC’s (“Sterling Capital”), investment process focuses on attempting to identify securities that are priced below the estimated value of their underlying business. Sterling Capital examines factors it believes are relevant to the worth of an ongoing business using traditional fundamental securities analysis. Such factors may include balance sheet quality, sustainable earnings power, industry stability, capital intensity, reinvestment opportunities, and management talent.

Sterling Capital’s sell discipline is as important as its buy discipline. Sterling Capital reviews stocks that underperform their sector and may choose to sell those stocks which fail to demonstrate fundamental progress. Sterling Capital generally will not sell a security merely due to market appreciation outside the target capitalization range if it believes the company has growth potential.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small company stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31	[1]

[1]	Performance for Class A, Class B and Class C Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. Institutional Shares are not offered in this prospectus. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

Best quarter: 32.90% 06/30/09 Worst quarter: -27.72% 12/31/08
Average Annual Total Returns as of December 31, 2011	[1]
Average Annual Total Returns Sterling Capital Small Value Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Class A Shares, Sterling Capital Small Value Fund	(14.47%)	[1]	(0.40%)	[1]	5.60%	[1]	8.33%	[1]	Jan 2, 1997
Return Before Taxes Class B Shares, Sterling Capital Small Value Fund	(14.00%)	[1]	0.22%	[1]	6.08%	[1]	8.65%	[1]	Jan 2, 1997
Return Before Taxes Class C Shares, Sterling Capital Small Value Fund	(9.96%)	[1]	0.50%	[1]	6.07%	[1]	8.65%	[1]	Jan 2, 1997
Return After Taxes on Distributions Class A Shares, Sterling Capital Small Value Fund	(15.53%)	[1]	(1.59%)	[1]	4.02%	[1]	6.63%	[1]	Jan 2, 1997
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares, Sterling Capital Small Value Fund	(8.01%)	[1]	(0.67%)	[1]	4.48%	[1]	6.74%	[1]	Jan 2, 1997
Class A, B and C Shares Russell 2000�� Value Index (reflects no deductions for fees, expenses, or taxes)	(5.50%)	[1]	(1.87%)	[1]	6.40%	[1]	7.92%	[1]	Jan 31, 1997
[1]	Performance for Class A, Class B and Class C Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. Institutional Shares are not offered in this prospectus. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares will vary.
Sterling Capital Special Opportunities Fund
Summary Sterling Capital Special Opportunities Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Special Opportunities Fund (USD $)	Class A Shares, Sterling Capital Special Opportunities Fund	Class B Shares, Sterling Capital Special Opportunities Fund		Class C Shares, Sterling Capital Special Opportunities Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	5.00%	[1]	1.00%
Redemption Fee	none	none		none
[1]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Special Opportunities Fund		Class A Shares, Sterling Capital Special Opportunities Fund	Class B Shares, Sterling Capital Special Opportunities Fund	Class C Shares, Sterling Capital Special Opportunities Fund
Management Fees		0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.30%	2.05%	2.05%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Special Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Special Opportunities Fund	700	963	1,247	2,053
Class B Shares, Sterling Capital Special Opportunities Fund	608	943	1,203	2,187
Class C Shares, Sterling Capital Special Opportunities Fund	208	643	1,103	2,379

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Special Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Special Opportunities Fund	700	963	1,247	2,053
Class B Shares, Sterling Capital Special Opportunities Fund	208	643	1,103	2,187
Class C Shares, Sterling Capital Special Opportunities Fund	208	643	1,103	2,379

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.51% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments in debt instruments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt instruments and low for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 18.42% 06/30/09 Worst quarter: –22.28% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Special Opportunities Fund	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes Class A Shares, Sterling Capital Special Opportunities Fund	(9.52%)	1.78%	8.83%	Jun 2, 2003
Return Before Taxes Class B Shares, Sterling Capital Special Opportunities Fund	(8.45%)	2.03%	8.81%	Jun 2, 2003
Return Before Taxes Class C Shares, Sterling Capital Special Opportunities Fund	(4.71%)	2.21%	8.77%	Jun 2, 2003
Return After Taxes on Distributions Class A Shares, Sterling Capital Special Opportunities Fund	(9.77%)	1.37%	8.18%	Jun 2, 2003
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares, Sterling Capital Special Opportunities Fund	(5.85%)	1.42%	7.58%	Jun 2, 2003
Class A, B and C Shares S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	5.25%	May 31, 2003

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.
Sterling Capital Equity Income Fund
Summary Sterling Capital Equity Income Fund
Investment Objective
The Fund seeks capital growth and current income.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Equity Income Fund (USD $)	Class A Shares, Sterling Capital Equity Income Fund	Class B Shares, Sterling Capital Equity Income Fund		Class C Shares, Sterling Capital Equity Income Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	5.00%	[1]	1.00%
Redemption Fee	none	none		none
[1]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Equity Income Fund		Class A Shares, Sterling Capital Equity Income Fund	Class B Shares, Sterling Capital Equity Income Fund	Class C Shares, Sterling Capital Equity Income Fund
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		1.21%	1.96%	1.96%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Equity Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Equity Income Fund	691	937	1,202	1,957
Class B Shares, Sterling Capital Equity Income Fund	599	915	1,157	2,091
Class C Shares, Sterling Capital Equity Income Fund	199	615	1,057	2,285

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Equity Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Equity Income Fund	691	937	1,202	1,957
Class B Shares, Sterling Capital Equity Income Fund	199	615	1,057	2,091
Class C Shares, Sterling Capital Equity Income Fund	199	615	1,057	2,285

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.64% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a primary consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the portfolio manager believes to be their long-term investment value.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 13.32% 06/30/09 Worst quarter: -17.53% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Equity Income Fund	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes Class A Shares, Sterling Capital Equity Income Fund	1.73%	3.34%	8.31%	Jun 30, 2004
Return Before Taxes Class B Shares, Sterling Capital Equity Income Fund	3.14%	3.62%	8.35%	Jun 30, 2004
Return Before Taxes Class C Shares, Sterling Capital Equity Income Fund	7.16%	3.80%	8.36%	Jun 30, 2004
Return After Taxes on Distributions Class A Shares, Sterling Capital Equity Income Fund	1.51%	2.88%	7.66%	Jun 30, 2004
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares, Sterling Capital Equity Income Fund	1.40%	2.78%	7.11%	Jun 30, 2004
Class A, B and C Shares S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	3.41%	Jun 30, 2004

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.
Sterling Capital Short-Term Bond Fund
Summary Sterling Capital Short-Term Bond Fund
Investment Objective
The Fund seeks to provide current income and competitive total return.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Short-Term Bond Fund (USD $)	Class A Shares, Sterling Capital Short-Term Bond Fund	Class C Shares, Sterling Capital Short-Term Bond Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.50%	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	1.00%
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Short-Term Bond Fund	Class A Shares, Sterling Capital Short-Term Bond Fund	Class C Shares, Sterling Capital Short-Term Bond Fund
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.24%	0.24%
Total Annual Fund Operating Expenses	0.79%	1.54%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Short-Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Short-Term Bond Fund	329	496	678	1,203
Class C Shares, Sterling Capital Short-Term Bond Fund	157	486	839	1,834

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Short-Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Short-Term Bond Fund	329	496	678	1,203
Class C Shares, Sterling Capital Short-Term Bond Fund	157	486	839	1,834

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120.09% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investment grade fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; and (v) U.S. dollar-denominated foreign and emerging market securities. Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years. The Fund’s dollar-weighted average maturity is expected to be more than 1 year but less than 3 years.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 2.45% 12/31/08 Worst quarter: –1.39% 06/30/04
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Short-Term Bond Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Class A Shares, Sterling Capital Short-Term Bond Fund	(1.02%)	[1]	2.69%	[1]	2.57%	[1]	3.89%	[1]	Nov 30, 1992
Return After Taxes on Distributions Class A Shares, Sterling Capital Short-Term Bond Fund	(2.25%)	[1]	1.48%	[1]	1.35%	[1]	2.22%	[1]	Nov 30, 1992
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares, Sterling Capital Short-Term Bond Fund	(0.67%)	[1]	1.59%	[1]	1.47%	[1]	2.28%	[1]	Nov 30, 1992
Class A, B and C Shares BofA Merrill Lynch 1-3 Year US Corporate Government Bond Index (reflects no deductions for fees, expenses, or taxes)	1.56%		3.94%		3.57%		4.83%		Nov 30, 1992
[1]	Class C Shares commenced operations on February 1, 2012. Because Class C Shares do not have a full calendar year of performance, the performance shown is that of the Class A Shares of the Fund. Class C Shares and Class A Shares would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Intermediate U.S. Government Fund
Summary Sterling Capital Intermediate U.S. Government Fund
Investment Objective
The Fund seeks current income consistent with the preservation of capital.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Intermediate U.S. Government Fund (USD $)	Class A Shares, Sterling Capital Intermediate U.S. Government Fund	Class B Shares, Sterling Capital Intermediate U.S. Government Fund		Class C Shares, Sterling Capital Intermediate U.S. Government Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.50%	none		none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	5.00%	[1]	1.00%
Redemption Fee	none	none		none
[1]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Intermediate U.S. Government Fund	Class A Shares, Sterling Capital Intermediate U.S. Government Fund	Class B Shares, Sterling Capital Intermediate U.S. Government Fund	Class C Shares, Sterling Capital Intermediate U.S. Government Fund
Management Fees	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	0.96%	1.71%	1.71%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Intermediate U.S. Government Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Intermediate U.S. Government Fund	345	548	768	1,399
Class B Shares, Sterling Capital Intermediate U.S. Government Fund	574	839	1,028	1,821
Class C Shares, Sterling Capital Intermediate U.S. Government Fund	174	539	928	2,019

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Intermediate U.S. Government Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Intermediate U.S. Government Fund	345	548	768	1,399
Class B Shares, Sterling Capital Intermediate U.S. Government Fund	174	539	928	1,821
Class C Shares, Sterling Capital Intermediate U.S. Government Fund	174	539	928	2,019

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.62% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities (“U.S. government securities”). Bonds for this purpose include Treasury bills (maturities of less than one year), bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. government. The Fund invests, under normal market conditions, in U.S. government securities, some of which may be subject to repurchase agreements, or in “high grade” (rated at the time of purchase in one of the three highest rating categories by a nationally recognized statistical rating organization or are determined by the portfolio manager to be of comparable quality) mortgage-backed securities, including collateralized mortgage obligations.

The Fund will also invest in short-term obligations, asset-backed securities, corporate bonds and the shares of other investment companies. The Fund will maintain an average duration between 2.5 and 7 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual securities selection. The portfolio manager sets and continually adjusts a target for the interest rate sensitivity of the Fund’s holdings based upon expectations about interest rates and other economic factors. The portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The portfolio manager may consider selling a security owned by the Fund to manage the Fund’s price sensitivity, to reposition the Fund to a more favorable portion of the yield curve, or to purchase securities that the portfolio manager believes offer greater total return potential than existing holdings.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Mortgage-Backed Securities Risk: Mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 5.67% 12/31/08 Worst quarter: -2.52% 06/30/04
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Intermediate U.S. Government Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class A Shares, Sterling Capital Intermediate U.S. Government Fund	3.34%	4.86%	4.41%	5.21%	Oct 9, 1992
Return Before Taxes Class B Shares, Sterling Capital Intermediate U.S. Government Fund	1.31%	4.44%	4.05%	4.98%	Jan 1, 1996
Return Before Taxes Class C Shares, Sterling Capital Intermediate U.S. Government Fund	5.31%	4.65%	3.92%	4.95%	Feb 1, 2001
Return After Taxes on Distributions Class A Shares, Sterling Capital Intermediate U.S. Government Fund	2.32%	3.60%	3.01%	3.36%	Oct 9, 1992
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares, Sterling Capital Intermediate U.S. Government Fund	2.15%	3.41%	2.95%	3.32%	Oct 9, 1992
Class A, B and C Shares Barclays Capital Intermediate Government Index (reflects no deductions for fees, expenses, or taxes)	6.08%	5.86%	4.89%	5.61%	Sep 30, 1992

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.
Sterling Capital Total Return Bond Fund
Summary Sterling Capital Total Return Bond Fund
Investment Objective
The Fund seeks a high level of current income and a competitive total return.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Total Return Bond Fund (USD $)	Class A Shares, Sterling Capital Total Return Bond Fund	Class B Shares, Sterling Capital Total Return Bond Fund		Class C Shares, Sterling Capital Total Return Bond Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	5.00%	[1]	1.00%
Redemption Fee	none	none		none
[1]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Total Return Bond Fund	Class A Shares, Sterling Capital Total Return Bond Fund	Class B Shares, Sterling Capital Total Return Bond Fund	Class C Shares, Sterling Capital Total Return Bond Fund
Management Fees	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	0.84%	1.59%	1.59%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Total Return Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Total Return Bond Fund	656	828	1,014	1,553
Class B Shares, Sterling Capital Total Return Bond Fund	562	802	966	1,688
Class C Shares, Sterling Capital Total Return Bond Fund	162	502	866	1,889

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Total Return Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Total Return Bond Fund	656	828	1,014	1,553
Class B Shares, Sterling Capital Total Return Bond Fund	162	502	866	1,688
Class C Shares, Sterling Capital Total Return Bond Fund	162	502	866	1,889

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131.87% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

The Fund seeks above-average total return through any combination of current income and capital appreciation. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. The Fund also may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or are determined by the portfolio manager to be of comparable quality) corporate bonds. Up to 25% of the Fund’s total assets may be invested in either, or a combination of, (i) bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds and/or (ii) non-dollar denominated foreign and emerging market bonds.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio manager finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed Securities Risk: Mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 6.30% 09/30/09 Worst quarter: -3.19% 06/30/04
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Total Return Bond Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class A Shares, Sterling Capital Total Return Bond Fund	0.37%	5.50%	5.10%	5.58%	Dec 2, 1999
Return Before Taxes Class B Shares, Sterling Capital Total Return Bond Fund	1.59%	5.80%	5.10%	5.58%	Dec 2, 1999
Return Before Taxes Class C Shares, Sterling Capital Total Return Bond Fund	5.67%	5.98%	4.95%	5.34%	Feb 1, 2001
Return After Taxes on Distributions Class A Shares, Sterling Capital Total Return Bond Fund	(1.41%)	3.71%	3.35%	3.67%	Dec 2, 1999
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares, Sterling Capital Total Return Bond Fund	0.67%	3.68%	3.34%	3.63%	Dec 2, 1999
Class A, B and C Shares Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.38%	Nov 30, 1999

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.
Sterling Capital Kentucky Intermediate Tax-Free Fund
Summary Sterling Capital Kentucky Intermediate Tax-Free Fund
Investment Objective
The Fund seeks current income exempt from federal and Kentucky income taxes consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Kentucky Intermediate Tax-Free Fund (USD $)	Class A Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund	Class C Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.50%	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	1.00%
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Kentucky Intermediate Tax-Free Fund		Class A Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund	Class C Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund
Management Fees		0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.28%	0.28%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.99%	1.74%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Kentucky Intermediate Tax-Free Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund	348	557	783	1,433
Class C Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund	177	548	944	2,052

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Kentucky Intermediate Tax-Free Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund	348	557	783	1,433
Class C Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund	177	548	944	2,052

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.73% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Kentucky personal income tax (“Kentucky Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Kentucky and its political subdivisions, that provide income exempt from both federal income tax and Kentucky income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Kentucky municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Kentucky and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Kentucky than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 4.65% 09/30/09 Worst quarter: -2.84% 12/31/10
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Kentucky Intermediate Tax-Free Fund	1 Year		5 Years		Since Inception		Inception Date
Return Before Taxes Class A Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund	5.70%	[1]	4.69%	[1]	4.13%	[1]	Feb 24, 2003
Return After Taxes on Distributions Class A Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund	5.66%	[1]	4.55%	[1]	4.06%	[1]	Feb 24, 2003
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund	4.72%	[1]	4.38%	[1]	3.94%	[1]	Feb 24, 2003
Class A, B and C Shares B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	9.68%	[2]	5.84%	[2]	4.99%	[2]	Mar 1, 2003
Class A, B and C Shares Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	10.15%		6.38%		5.08%		Feb 28, 2003
[1]	Class C Shares commenced operations on February 1, 2012. Because Class C Shares do not have a full calendar year of performance, the performance shown is that of the Class A Shares of the Fund. Class C Shares and Class A Shares would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.
[2]	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Maryland Intermediate Tax-Free Fund
Summary Sterling Capital Maryland Intermediate Tax-Free Fund
Investment Objective
The Fund seeks current income exempt from federal and Maryland income taxes consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Maryland Intermediate Tax-Free Fund (USD $)	Class A Shares, Sterling Capital Maryland Intermediate Tax-Free Fund	Class C Shares, Sterling Capital Maryland Intermediate Tax-Free Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.50%	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	1.00%
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Maryland Intermediate Tax-Free Fund	Class A Shares, Sterling Capital Maryland Intermediate Tax-Free Fund	Class C Shares, Sterling Capital Maryland Intermediate Tax-Free Fund
Management Fees	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.27%	0.27%
Total Annual Fund Operating Expenses	0.97%	1.72%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Maryland Intermediate Tax-Free Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Maryland Intermediate Tax-Free Fund	346	551	773	1,410
Class C Shares, Sterling Capital Maryland Intermediate Tax-Free Fund	175	542	933	2,030

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Maryland Intermediate Tax-Free Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Maryland Intermediate Tax-Free Fund	346	551	773	1,410
Class C Shares, Sterling Capital Maryland Intermediate Tax-Free Fund	175	542	933	2,030

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.89% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Maryland personal income tax (“Maryland Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of Maryland and its political subdivisions, that provide income exempt from both federal personal income tax and Maryland personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Maryland municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Maryland and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Maryland than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 4.40% 03/31/09 Worst quarter: -2.54% 12/31/10
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Maryland Intermediate Tax-Free Fund	1 Year		5 Years		Since Inception		Inception Date
Return Before Taxes Class A Shares, Sterling Capital Maryland Intermediate Tax-Free Fund	5.16%	[1]	4.96%	[1]	4.11%	[1]	Feb 24, 2003
Return After Taxes on Distributions Class A Shares, Sterling Capital Maryland Intermediate Tax-Free Fund	5.06%	[1]	4.88%	[1]	4.07%	[1]	Feb 24, 2003
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares, Sterling Capital Maryland Intermediate Tax-Free Fund	4.37%	[1]	4.62%	[1]	3.91%	[1]	Feb 24, 2003
Class A, B and C Shares B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	9.68%	[2]	5.84%	[2]	4.99%	[2]	Mar 1, 2003
Class A, B and C Shares Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	10.15%		6.38%		5.08%		Feb 28, 2003
[1]	Class C Shares commenced operations on February 1, 2012. Because Class C Shares do not have a full calendar year of performance, the performance shown is that of the Class a Shares of the Fund. Class C Shares and Class A Shares would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.
[2]	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital North Carolina Intermediate Tax-Free Fund
Summary Sterling Capital North Carolina Intermediate Tax-Free Fund
Investment Objective
The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital North Carolina Intermediate Tax-Free Fund (USD $)	Class A Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund	Class C Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.50%	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	1.00%
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital North Carolina Intermediate Tax-Free Fund		Class A Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund	Class C Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund
Management Fees		0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.22%	0.22%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.93%	1.68%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital North Carolina Intermediate Tax-Free Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund	343	539	752	1,364
Class C Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund	171	530	913	1,987

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital North Carolina Intermediate Tax-Free Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund	343	539	752	1,364
Class C Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund	171	530	913	1,987

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.15% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of North Carolina and its political subdivisions, that provide income exempt from both federal personal income tax and North Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in North Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by North Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 4.81% 09/30/09 Worst quarter: -2.65% 12/31/10
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital North Carolina Intermediate Tax-Free Fund		1 Year	5 Years	10 Years
Return Before Taxes Class A Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund	[1]	5.70%	4.64%	4.27%
Return After Taxes on Distributions Class A Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund	[1]	5.60%	4.50%	4.16%
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund	[1]	4.77%	4.35%	4.08%
Class A, B and C Shares B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	[2]	9.68%	5.84%	5.59%
Class A, B and C Shares Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)		10.15%	6.38%	5.63%
[1]	Class C Shares commenced operations on February 1, 2012. Because Class C Shares do not have a full calendar year of performance, the performance shown is that of the Class A Shares of the Fund. Class C Shares and Class A Shares would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.
[2]	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital South Carolina Intermediate Tax-Free Fund
Summary Sterling Capital South Carolina Intermediate Tax-Free Fund
Investment Objective
The Fund seeks current income exempt from federal and South Carolina income taxes consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital South Carolina Intermediate Tax-Free Fund (USD $)	Class A Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund	Class C Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.50%	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	1.00%
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital South Carolina Intermediate Tax-Free Fund		Class A Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund	Class C Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund
Management Fees		0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.26%	0.26%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.97%	1.72%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital South Carolina Intermediate Tax-Free Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund	346	551	773	1,410
Class C Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund	175	542	933	2,030

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital South Carolina Intermediate Tax-Free Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund	346	551	773	1,410
Class C Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund	175	542	933	2,030

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.83% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and South Carolina personal income tax (“South Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both federal personal income tax and South Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in South Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by South Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 4.96% 09/30/09 Worst quarter: -2.71% 12/31/10
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital South Carolina Intermediate Tax-Free Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Class A Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund	5.57%	[1]	4.71%	[1]	4.32%	[1]	4.40%	[1]	Oct 20, 1997
Return After Taxes on Distributions Class A Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund	5.47%	[1]	4.52%	[1]	4.19%	[1]	4.28%	[1]	Oct 20, 1997
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund	4.60%	[1]	4.37%	[1]	4.11%	[1]	4.20%	[1]	Oct 20, 1997
Class A, B and C Shares B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	9.68%	[2]	5.84%	[2]	5.59%	[2]	5.59%	[2]	Nov 1, 1997
Class A, B and C Shares Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	10.15%		6.38%		5.63%		5.51%		Oct 31, 1997
[1]	Class C Shares commenced operations on February 1, 2012. Because Class C Shares do not have a full calendar year of performance, the performance shown is that of the Class A Shares of the Fund. Class C Shares and Class A Shares would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.
[2]	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Virginia Intermediate Tax-Free Fund
Summary Sterling Capital Virginia Intermediate Tax-Free Fund
Investment Objective
The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Virginia Intermediate Tax-Free Fund (USD $)	Class A Shares, Sterling Capital Virginia Intermediate Tax-Free Fund	Class C Shares, Sterling Capital Virginia Intermediate Tax-Free Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.50%	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	1.00%
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Virginia Intermediate Tax-Free Fund		Class A Shares, Sterling Capital Virginia Intermediate Tax-Free Fund	Class C Shares, Sterling Capital Virginia Intermediate Tax-Free Fund
Management Fees		0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.23%	0.23%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.94%	1.69%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Virginia Intermediate Tax-Free Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Virginia Intermediate Tax-Free Fund	344	542	757	1,376
Class C Shares, Sterling Capital Virginia Intermediate Tax-Free Fund	172	533	918	1,998

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Virginia Intermediate Tax-Free Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Virginia Intermediate Tax-Free Fund	344	542	757	1,376
Class C Shares, Sterling Capital Virginia Intermediate Tax-Free Fund	172	533	918	1,998

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.33% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Virginia personal income tax (“Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal personal income tax and Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 4.45% 12/31/08 Worst quarter: -2.74% 12/31/10
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Virginia Intermediate Tax-Free Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Class A Shares, Sterling Capital Virginia Intermediate Tax-Free Fund	5.13%	[1]	4.68%	[1]	4.24%	[1]	4.38%	[1]	May 17, 1999
Return After Taxes on Distributions Class A Shares, Sterling Capital Virginia Intermediate Tax-Free Fund	5.04%	[1]	4.54%	[1]	4.13%	[1]	4.29%	[1]	May 17, 1999
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares, Sterling Capital Virginia Intermediate Tax-Free Fund	4.37%	[1]	4.39%	[1]	4.06%	[1]	4.22%	[1]	May 17, 1999
Class A, B and C Shares B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	9.68%	[2]	5.84%	[2]	5.59%	[2]	5.55%	[2]	Jun 1, 1999
Class A, B and C Shares Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	10.15%		6.38%		5.63%		5.54%		May 31, 1999
[1]	Class C Shares commenced operations on February 1, 2012. Because Class C Shares do not have a full calendar year of performance, the performance shown is that of the Class A Shares of the Fund. Class C Shares and Class A Shares would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.
[2]	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital West Virginia Intermediate Tax-Free Fund
Summary Sterling Capital West Virginia Intermediate Tax-Free Fund
Investment Objective
The Fund seeks current income exempt from federal and West Virginia income taxes consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital West Virginia Intermediate Tax-Free Fund (USD $)	Class A Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund	Class C Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.50%	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	1.00%
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital West Virginia Intermediate Tax-Free Fund		Class A Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund	Class C Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund
Management Fees		0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.24%	0.24%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.95%	1.70%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital West Virginia Intermediate Tax-Free Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund	345	545	762	1,387
Class C Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund	173	536	923	2,009

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital West Virginia Intermediate Tax-Free Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund	345	545	762	1,387
Class C Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund	173	536	923	2,009

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.34% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and West Virginia personal income tax (“West Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in West Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by West Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 4.68% 09/30/09 Worst quarter: -2.66% 12/31/10
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital West Virginia Intermediate Tax-Free Fund		1 Year	5 Years	10 Years
Return Before Taxes Class A Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund	[1]	5.60%	4.10%	4.17%
Return After Taxes on Distributions Class A Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund	[1]	5.54%	4.07%	4.06%
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund	[1]	4.81%	3.98%	4.02%
Class A, B and C Shares B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	[2]	9.68%	5.84%	5.59%
Class A, B and C Shares Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)		10.15%	6.38%	5.63%
[1]	Class C Shares commenced operations on February 1, 2012. Because Class C Shares do not have a full calendar year of performance, the performance shown is that of the Class A Shares of the Fund. Class C Shares and Class A Shares would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.
[2]	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital National Tax-Free Money Market Fund
Summary Sterling Capital National Tax-Free Money Market Fund
Investment Objective
The Fund seeks to provide dividend income exempt from federal regular income tax consistent with stability of principal.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital National Tax-Free Money Market Fund (USD $)	Class A Shares, Sterling Capital National Tax-Free Money Market Fund	Class C Shares, Sterling Capital National Tax-Free Money Market Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (load) (as a % of redemptions)	none	1.00%
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital National Tax-Free Money Market Fund		Class A Shares, Sterling Capital National Tax-Free Money Market Fund	Class C Shares, Sterling Capital National Tax-Free Money Market Fund
Management Fees		0.25%	0.25%
Distribution and Service (12b-1) Fees		0.50%	1.00%
Other Expenses		0.22%	0.22%
Total Annual Fund Operating Expenses		0.97%	1.47%
Fee Waiver or Expense Reimbursement	[1]	(0.30%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement		0.67%	1.42%
[1]	The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.20% (the "Advisory Fee Limit") for the period from February 1, 2010 through January 31, 2013. From February 1, 2010 through January 31, 2013 the Adviser may recoup from the Fund all or a portion of the advisory fees that it waives beyond the Advisory Fee Limit during the period from February 1, 2010 through January 31, 2013 (the "Recoupment Amount"), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Management and Administration Agreement between the Fund and the Adviser/Administrator. Any such recoupment would reduce the Fund's future total return. Additionally, the Fund's Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A Shares of the Fund to 0.25% for the period from February 1, 2012 through January 31, 2013. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual advisory fee limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital National Tax-Free Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital National Tax-Free Money Market Fund	68	279	507	1,162
Class C Shares, Sterling Capital National Tax-Free Money Market Fund	145	460	798	1,753

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital National Tax-Free Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital National Tax-Free Money Market Fund	68	279	507	1,162
Class C Shares, Sterling Capital National Tax-Free Money Market Fund	145	460	798	1,753

Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investments, the income of which is exempt from federal income tax. The Fund invests, under normal market conditions, primarily in a portfolio of short-term, high-quality, tax-exempt securities issued by states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The Fund will principally invest in the following securities: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds, and tax-exempt commercial paper; and (b) interests in securities of other investment companies. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the federal alternative minimum tax for individuals and corporations. The Fund also may invest in securities of other investment companies.

The Fund will maintain a dollar-weighted average maturity (WAM) of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in adjustable rate securities. In addition, the Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940).

The Fund generally holds portfolio securities until such securities mature, but may dispose of securities (1) that fail to meet the investment adviser's credit quality criteria, (2) to effect greater overall diversification of the Fund's portfolio, or (3) to the extent required by Rule 2a-7 under the Investment Company Act of 1940.

Principal Risks

Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds. Certain of the Fund's investments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected). Certain factors, such as the presence of call features, also may cause a particular security invested in by the Fund, or the Fund as a whole, to exhibit less sensitivity to changes in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the adviser's or sub-adviser's credit assessment.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause the Fund to lose the benefit of a transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Sector Risk: A substantial part of the Fund’s portfolio may be comprised of securities credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies. Developments affecting these companies might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.

Credit Enhancement Risk: The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Investment Company Risk: Investing in another investment company or pooled vehicle subjects a Fund to that company’s risks. As a shareholder in an investment company or pooled vehicle, a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses.

Risks Associated with Investing Share Proceeds: On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Risks Associated with the Use of Amortized Cost: In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7 of the Investment Company Act of 1940, that the extent of the deviation between the Fund’s amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund.

Changing Distribution Levels Risk: There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 0.78% 09/30/07 Worst quarter: 0.00% 12/31/11
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	1 Year		5 Years		Since Inception		Inception Date
Sterling Capital National Tax-Free Money Market Fund Class A Shares, Sterling Capital National Tax-Free Money Market Fund	0.01%	[1]	1.05%	[1]	1.20%	[1]	Aug 1, 2006
[1]	Class C Shares commenced operations on February 1, 2012. Because Class C Shares do not have a full calendar year of performance, the performance shown is that of the Class A Shares of the Fund. Class C Shares and Class A Shares would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

As of December 31, 2011, the Fund’s 7-day yield for Class A Shares was 0.01%. For current yield information on the Fund call 1-800-228-1872.
Sterling Capital Prime Money Market Fund
Summary Sterling Capital Prime Money Market Fund
Investment Objective
The Fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Prime Money Market Fund (USD $)	Class A Shares, Sterling Capital Prime Money Market Fund	Class B Shares, Sterling Capital Prime Money Market Fund		Class C Shares, Sterling Capital Prime Money Market Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none	none		none
Maximum Deferred Sales Charge (load) (as a % of redemptions)	none	5.00%	[1]	1.00%
Redemption Fee	none	none		none
[1]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Prime Money Market Fund		Class A Shares, Sterling Capital Prime Money Market Fund	Class B Shares, Sterling Capital Prime Money Market Fund	Class C Shares, Sterling Capital Prime Money Market Fund
Management Fees		0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.50%	1.00%	1.00%
Other Expenses		0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses		1.13%	1.63%	1.63%
Fee Waiver or Expense Reimbursement	[1]	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1]	1.01%	1.51%	1.51%
[1]	The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.28% (the "Advisory Fee Limit") for the period from February 1, 2010 through January 31, 2013. From February 1, 2010 through January 31, 2013 the Adviser may recoup from the Fund all or a portion of the advisory fees that it waives beyond the Advisory Fee Limit during the period from February 1, 2010 through January 31, 2013 (the "Recoupment Amount"), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Management and Administration Agreement between the Fund and the Adviser/Administrator. Any such recoupment would reduce the Fund's future total return.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual advisory fee limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Prime Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Prime Money Market Fund	103	347	611	1,364
Class B Shares, Sterling Capital Prime Money Market Fund	554	802	975	1,789
Class C Shares, Sterling Capital Prime Money Market Fund	154	502	875	1,923

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Prime Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Prime Money Market Fund	103	347	611	1,364
Class B Shares, Sterling Capital Prime Money Market Fund	154	502	875	1,789
Class C Shares, Sterling Capital Prime Money Market Fund	154	502	875	1,923

Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund invests only in U.S. dollar-denominated, “high-quality” short-term debt securities, including the following:

  Obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);
  High-quality commercial paper and other obligations issued or guaranteed by U.S. or foreign corporations and other issuers including corporate debt securities, some of which the issuer or a third party, such as a dealer or bank, must repay on demand;
  Asset-backed securities;
  Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities and related custodial receipts;
  Securities issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities;
  Securities issued or guaranteed by state or local government bodies;
  Repurchase agreements relating to the above instruments; and
  Other money market instruments.

“High-quality” debt securities are those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations (“NRSRO”); or (ii) are single rated and have received one of the two highest short-term ratings by an NRSRO; or (iii) if unrated, are determined by the Sub-Adviser to be of comparable quality.

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the portfolio manager believes to be the best relative values. The Fund generally holds portfolio securities until such securities mature, but may dispose of securities (1) that fail to meet the investment sub-adviser's credit quality criteria, (2) to effect greater overall diversification of the Fund's portfolio, or (3) to the extent required by Rule 2a-7 under the Investment Company Act of 1940.

The Fund will maintain a dollar-weighted average maturity (WAM) of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in adjustable rate securities. In addition, the Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940).

Principal Risks

Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the adviser's or sub-adviser's credit assessment.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause the Fund to lose the benefit of a transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

Sector Risk: A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies. Developments affecting these companies might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.

Prepayment Risk: The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.

Credit Enhancement Risk: The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Risks Associated with Investing Share Proceeds: On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Risks Associated with the Use of Amortized Cost: In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7 of the Investment Company Act of 1940, that the extent of the deviation between the Fund’s amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund.

Changing Distribution Levels Risk: There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 1.12% 09/30/07 Worst quarter: 0.00% 12/31/11
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Prime Money Market Fund	1 Year	5 Years	10 Years		Since Inception	Inception Date
Class A Shares, Sterling Capital Prime Money Market Fund	0.01%	1.35%	1.53%		2.44%	Oct 1, 1997
Class B Shares, Sterling Capital Prime Money Market Fund	(3.99%)	0.95%	1.19%		2.12%	Sep 2, 1998
Class C Shares, Sterling Capital Prime Money Market Fund	0.01%	1.14%	1.19%	[1]	2.20%	Jan 30, 2002
[1]	Performance for Class C Shares for periods prior to inception on January 30, 2002 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect applicable Rule 12b-1 fees and expenses. With those adjustment, performance would be lower than that shown.

As of December 31, 2011, the Fund’s 7-day yield for Class A, Class B and Class C Shares was 0.01%, 0.01% and 0.01%, respectively. For current yield information on the Fund call 1-800-228-1872.
Sterling Capital U.S. Treasury Money Market Fund
Summary Sterling Capital U.S. Treasury Money Market Fund
Investment Objective
The Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term United States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital U.S. Treasury Money Market Fund (USD $)	Class A Shares, Sterling Capital U.S. Treasury Money Market Fund	Class B Shares, Sterling Capital U.S. Treasury Money Market Fund		Class C Shares, Sterling Capital U.S. Treasury Money Market Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none	none		none
Maximum Deferred Sales Charge (load) (as a % of redemptions)	none	5.00%	[1]	1.00%
Redemption Fee	none	none		none
[1]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital U.S. Treasury Money Market Fund		Class A Shares, Sterling Capital U.S. Treasury Money Market Fund	Class B Shares, Sterling Capital U.S. Treasury Money Market Fund	Class C Shares, Sterling Capital U.S. Treasury Money Market Fund
Management Fees		0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.50%	1.00%	1.00%
Other Expenses		0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses		1.14%	1.64%	1.64%
Fee Waiver or Expense Reimbursement	[1]	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1]	1.00%	1.50%	1.50%
[1]	The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.26% (the "Advisory Fee Limit") for the period from February 1, 2010 through January 31, 2013. From February 1, 2010 through January 31, 2013 the Adviser may recoup from the Fund all or a portion of the advisory fees that it waives beyond the Advisory Fee Limit during the period from February 1, 2010 through January 31, 2013 (the "Recoupment Amount"), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Management and Administration Agreement between the Fund and the Adviser/Administrator. Any such recoupment would reduce the Fund's future total return.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual advisory fee limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital U.S. Treasury Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital U.S. Treasury Money Market Fund	102	348	614	1,374
Class B Shares, Sterling Capital U.S. Treasury Money Market Fund	553	804	979	1,799
Class C Shares, Sterling Capital U.S. Treasury Money Market Fund	153	504	879	1,932

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital U.S. Treasury Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital U.S. Treasury Money Market Fund	102	348	614	1,374
Class B Shares, Sterling Capital U.S. Treasury Money Market Fund	153	504	879	1,799
Class C Shares, Sterling Capital U.S. Treasury Money Market Fund	153	504	879	1,932

Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund invests exclusively in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury (“U.S. Treasury Securities”), and repurchase agreements collateralized by U.S. Treasury Securities.

In managing the Fund, the portfolio manager focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the portfolio manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.

The Fund will maintain a dollar-weighted average maturity (WAM) of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in adjustable rate securities. In addition, the Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940).

The Fund generally holds portfolio securities until such securities mature, but may dispose of securities (1) that fail to meet the investment adviser's credit quality criteria, (2) to effect greater overall diversification of the Fund's portfolio, or (3) to the extent required by Rule 2a-7 under the Investment Company Act of 1940.

For temporary defensive purposes, the Fund may invest any portion of its total assets in (i) cash, (ii) securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program (as described below), (iii) repurchase agreements that are secured with collateral guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, (iv) debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (v) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities. Each of these securities will be an “Eligible Security,” as defined in Rule 2a-7 under the Investment Company Act of 1940, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Please see “Additional Investment Strategies and Risks” on page 117 of the Fund’s Prospectus. The Fund may not achieve its investment objective as a result of taking any temporary defensive position.

Principal Risks

Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the Fund’s yield will decrease due to a decrease in interest rates or that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money.

Risks Associated with the Use of Amortized Cost: In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7 of the Investment Company Act of 1940, that the extent of the deviation between the Fund’s amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund.

Changing Distribution Levels Risk: There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 1.08% 12/31/06 Worst quarter: 0.00% 12/31/11
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital U.S. Treasury Money Market Fund	1 Year	5 Years	10 Years		Since Inception	Inception Date
Class A Shares, Sterling Capital U.S. Treasury Money Market Fund	0.01%	0.98%	1.25%	[1]	2.59%	Oct 5, 1992
Class B Shares, Sterling Capital U.S. Treasury Money Market Fund	(3.99%)	0.63%	0.96%	[1]	2.32%	Oct 5, 1992
Class C Shares, Sterling Capital U.S. Treasury Money Market Fund	0.01%	0.82%	0.97%	[1]	2.44%	Jan 30, 2002
[1]	Performance for Class C Shares for periods prior to inception on January 30, 2002 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

As of December 31, 2011, the Fund’s 7-day yield for Class A, Class B and Class C Shares was 0.01%, 0.01% and 0.01%, respectively. For current yield information on the Fund call 1-800-228-1872.
Sterling Capital Strategic Allocation Conservative Fund
Summary Sterling Capital Strategic Allocation Conservative Fund
Investment Objective
The Fund seeks capital appreciation and income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed income securities.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Strategic Allocation Conservative Fund (USD $)	Class A Shares, Sterling Capital Strategic Allocation Conservative Fund	Class B Shares, Sterling Capital Strategic Allocation Conservative Fund		Class C Shares, Sterling Capital Strategic Allocation Conservative Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	5.00%	[1]	1.00%
Redemption Fee	none	none		none
[1]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Strategic Allocation Conservative Fund		Class A Shares, Sterling Capital Strategic Allocation Conservative Fund	Class B Shares, Sterling Capital Strategic Allocation Conservative Fund	Class C Shares, Sterling Capital Strategic Allocation Conservative Fund
Management Fees		0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses	[1]	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses		1.42%	2.17%	2.17%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Strategic Allocation Conservative Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Strategic Allocation Conservative Fund	711	998	1,307	2,179
Class B Shares, Sterling Capital Strategic Allocation Conservative Fund	620	979	1,264	2,313
Class C Shares, Sterling Capital Strategic Allocation Conservative Fund	220	679	1,164	2,503

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Strategic Allocation Conservative Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Strategic Allocation Conservative Fund	711	998	1,307	2,179
Class B Shares, Sterling Capital Strategic Allocation Conservative Fund	220	679	1,164	2,313
Class C Shares, Sterling Capital Strategic Allocation Conservative Fund	220	679	1,164	2,503

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.36% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 25% to 55% of its total assets in Underlying Funds which invest mainly in equity securities, 45% to 75% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 20% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 20% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Equity Fund Risk: The Fund also invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 10.36% 9/30/09 Worst quarter: -7.69% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Strategic Allocation Conservative Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Class A Shares, Sterling Capital Strategic Allocation Conservative Fund	(5.49%)		1.39%		3.03%		3.30%		Jan 29, 1998
Return Before Taxes Class B Shares, Sterling Capital Strategic Allocation Conservative Fund	(4.41%)		1.67%		3.03%		3.35%		Jan 29, 1999
Return Before Taxes Class C Shares, Sterling Capital Strategic Allocation Conservative Fund	(0.52%)		1.83%		2.88%		3.13%		Feb 1, 2001
Return After Taxes on Distributions Class A Shares, Sterling Capital Strategic Allocation Conservative Fund	(6.15%)		0.20%		2.02%		2.05%		Jan 29, 1998
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares, Sterling Capital Strategic Allocation Conservative Fund	(3.47%)		0.69%		2.11%		2.18%		Jan 29, 1998
Class A, B and C Shares Russell Global Index (Net) (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	(7.67%)	[1]	(1.19%)	[1]	5.25%	[1]	4.49%	[1]	Sep 30, 1997
Class A, B and C Shares Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes)	7.84%	[1]	6.50%	[1]	5.78%	[1]	6.20%	[1]	Sep 30, 1997
Class A, B and C Shares S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)	2.11%		(0.25%)		2.92%		3.84%		Sep 30, 1997
Class A, B and C Shares Barclays Capital Intermediate Government Bond Index (reflects no deductions for fees, expenses, or taxes)	6.08%		5.86%		4.89%		5.52%		Sep 30, 1997
[1]	Effective February 1, 2012, the primary benchmarks for the Fund will change from the S&P 500�� Index and the Barclays Capital Intermediate Government Bond Index to the Russell Global Index (Net) and the Barclays Capital U.S. Aggregate Index (the "New Benchmarks"), as the New Benchmarks were determined to be more appropriate broad-based indexes for comparison purposes.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.
Sterling Capital Strategic Allocation Balanced Fund
Summary Sterling Capital Strategic Allocation Balanced Fund
Investment Objective
The Fund seeks capital appreciation and, secondarily, income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed income securities.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Strategic Allocation Balanced Fund (USD $)	Class A Shares, Sterling Capital Strategic Allocation Balanced Fund	Class B Shares, Sterling Capital Strategic Allocation Balanced Fund		Class C Shares, Sterling Capital Strategic Allocation Balanced Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	5.00%	[1]	1.00%
Redemption Fee	none	none		none
[1]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Strategic Allocation Balanced Fund		Class A Shares, Sterling Capital Strategic Allocation Balanced Fund	Class B Shares, Sterling Capital Strategic Allocation Balanced Fund	Class C Shares, Sterling Capital Strategic Allocation Balanced Fund
Management Fees		0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses	[1]	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses		1.38%	2.13%	2.13%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Strategic Allocation Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Strategic Allocation Balanced Fund	707	987	1,287	2,137
Class B Shares, Sterling Capital Strategic Allocation Balanced Fund	616	967	1,244	2,271
Class C Shares, Sterling Capital Strategic Allocation Balanced Fund	216	667	1,144	2,462

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Strategic Allocation Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Strategic Allocation Balanced Fund	707	987	1,287	2,137
Class B Shares, Sterling Capital Strategic Allocation Balanced Fund	216	667	1,144	2,271
Class C Shares, Sterling Capital Strategic Allocation Balanced Fund	216	667	1,144	2,462

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.96% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 45% to 75% of its total assets in Underlying Funds which invest mainly in equity securities, 25% to 55% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 15% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 15% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 12.85% 09/30/09 Worst quarter: -12.76% 09/30/11
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Strategic Allocation Balanced Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Class A Shares, Sterling Capital Strategic Allocation Balanced Fund	(9.08%)		(0.83%)		2.20%		2.54%		Jan 29, 1998
Return Before Taxes Class B Shares, Sterling Capital Strategic Allocation Balanced Fund	(8.08%)		(0.56%)		2.19%		2.55%		Jan 29, 1999
Return Before Taxes Class C Shares, Sterling Capital Strategic Allocation Balanced Fund	(4.27%)		(0.40%)		2.06%		2.40%		Feb 1, 2001
Return After Taxes on Distributions Class A Shares, Sterling Capital Strategic Allocation Balanced Fund	(9.44%)		(1.83%)		1.43%		1.50%		Jan 29, 1998
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares, Sterling Capital Strategic Allocation Balanced Fund	(5.74%)		(1.02%)		1.61%		1.73%		Jan 29, 1998
Class A, B and C Shares Russell Global Index (Net) (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	(7.67%)	[1]	(1.19%)	[1]	5.25%	[1]	4.49%	[1]	Sep 30, 1997
Class A, B and C Shares Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes)	7.84%	[1]	6.50%	[1]	5.78%	[1]	6.20%	[1]	Sep 30, 1997
Class A, B and C Shares S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)	2.11%		(0.25%)		2.92%		3.84%		Sep 30, 1997
Class A, B and C Shares Barclays Capital Intermediate Government Bond Index (reflects no deductions for fees, expenses, or taxes)	6.08%		5.86%		4.89%		5.52%		Sep 30, 1997
[1]	As of February 1, 2012, the primary benchmarks for the Fund will change from the S&P 500 Index and the Barclays Capital Intermediate Government Bond Index to the Russell Global Index (Net) and the Barclays Capital U.S. Aggregate Index (the "New Benchmarks"), as the New Benchmarks were determined to be more appropriate broad-based indexes for comparison purposes.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.
Sterling Capital Strategic Allocation Growth Fund
Summary Sterling Capital Strategic Allocation Growth Fund
Investment Objective
The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Strategic Allocation Growth Fund (USD $)	Class A Shares, Sterling Capital Strategic Allocation Growth Fund	Class B Shares, Sterling Capital Strategic Allocation Growth Fund		Class C Shares, Sterling Capital Strategic Allocation Growth Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	5.00%	[1]	1.00%
Redemption Fee	none	none		none
[1]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Strategic Allocation Growth Fund		Class A Shares, Sterling Capital Strategic Allocation Growth Fund	Class B Shares, Sterling Capital Strategic Allocation Growth Fund	Class C Shares, Sterling Capital Strategic Allocation Growth Fund
Management Fees		0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.17%	0.17%	0.17%
Acquired Fund Fees and Expenses	[1]	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses		1.39%	2.14%	2.14%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Strategic Allocation Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Strategic Allocation Growth Fund	708	990	1,292	2,148
Class B Shares, Sterling Capital Strategic Allocation Growth Fund	617	970	1,249	2,282
Class C Shares, Sterling Capital Strategic Allocation Growth Fund	217	670	1,149	2,472

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Strategic Allocation Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Strategic Allocation Growth Fund	708	990	1,292	2,148
Class B Shares, Sterling Capital Strategic Allocation Growth Fund	217	670	1,149	2,282
Class C Shares, Sterling Capital Strategic Allocation Growth Fund	217	670	1,149	2,472

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.06% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 60% to 90% of its total assets in Underlying Funds which invest mainly in equity securities, 10% to 40% of its total assets in Underlying Funds which (i) invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) or (ii) are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest a greater percentage of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 14.40% 09/30/09 Worst quarter: -16.43% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Strategic Allocation Growth Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Class A Shares, Sterling Capital Strategic Allocation Growth Fund	(11.25%)		(2.64%)		1.34%		1.71%		Jan 29, 1998
Return Before Taxes Class B Shares, Sterling Capital Strategic Allocation Growth Fund	(10.11%)		(2.37%)		1.34%		1.74%		Jan 29, 1999
Return Before Taxes Class C Shares, Sterling Capital Strategic Allocation Growth Fund	(6.36%)		(2.20%)		1.20%		1.55%		Feb 1, 2001
Return After Taxes on Distributions Class A Shares, Sterling Capital Strategic Allocation Growth Fund	(11.41%)		(3.49%)		0.74%		0.84%		Jan 29, 1998
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares, Sterling Capital Strategic Allocation Growth Fund	(7.14%)		(2.37%)		1.02%		1.17%		Jan 29, 1998
Class A, B and C Shares Russell Global Index (Net) (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	(7.67%)	[1]	(1.19%)	[1]	5.25%	[1]	4.49%	[1]	Sep 30, 1997
Class A, B and C Shares Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes)	7.84%	[1]	6.50%	[1]	5.78%	[1]	6.20%	[1]	Sep 30, 1997
Class A, B and C Shares S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)	2.11%		(0.25%)		2.92%		3.84%		Sep 30, 1997
Class A, B and C Shares Barclays Capital Intermediate Government Bond Index (reflects no deductions for fees, expenses, or taxes)	6.08%		5.86%		4.89%		5.52%		Sep 30, 1997
[1]	As of February 1, 2012, the primary benchmarks for the Fund will change from the S&P 500 Index and the Barclays Capital Intermediate Government Bond Index to the Russell Global Index (Net) and the Barclays Capital U.S. Aggregate Index (the "New Benchmarks"), as the New Benchmarks were determined to be more appropriate broad-based indexes for comparison purposes.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.
Sterling Capital Strategic Allocation Equity Fund
Summary Sterling Capital Strategic Allocation Equity Fund
Investment Objective
The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Strategic Allocation Equity Fund (USD $)	Class A Shares, Sterling Capital Strategic Allocation Equity Fund	Class B Shares, Sterling Capital Strategic Allocation Equity Fund		Class C Shares, Sterling Capital Strategic Allocation Equity Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	5.00%	[1]	1.00%
Redemption Fee	none	none		none
[1]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Strategic Allocation Equity Fund		Class A Shares, Sterling Capital Strategic Allocation Equity Fund	Class B Shares, Sterling Capital Strategic Allocation Equity Fund	Class C Shares, Sterling Capital Strategic Allocation Equity Fund
Management Fees		0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.28%	0.28%	0.28%
Acquired Fund Fees and Expenses	[1]	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses		1.50%	2.25%	2.25%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Strategic Allocation Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Strategic Allocation Equity Fund	719	1,022	1,346	2,263
Class B Shares, Sterling Capital Strategic Allocation Equity Fund	628	1,003	1,305	2,396
Class C Shares, Sterling Capital Strategic Allocation Equity Fund	228	703	1,205	2,585

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Strategic Allocation Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Sterling Capital Strategic Allocation Equity Fund	719	1,022	1,346	2,263
Class B Shares, Sterling Capital Strategic Allocation Equity Fund	228	703	1,205	2,396
Class C Shares, Sterling Capital Strategic Allocation Equity Fund	228	703	1,205	2,585

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.72% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in Underlying Funds (as defined below) that invest at least 80% of their respective net assets plus borrowings for investment purposes in equity securities. Under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective. The Fund may invest in Underlying Funds which invest in securities of issuers of any capitalization range.

The Fund will invest up to 100% of its total assets in Underlying Funds which invest mainly in equity securities and up to 10% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 10% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 16.80% 06/30/09 Worst quarter: -22.06% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Strategic Allocation Equity Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Class A Shares, Sterling Capital Strategic Allocation Equity Fund	(12.73%)		(5.15%)		0.27%		none		Mar 19, 2001
Return Before Taxes Class B Shares, Sterling Capital Strategic Allocation Equity Fund	(11.69%)		(4.89%)		0.26%		(0.01%)		Mar 19, 2001
Return Before Taxes Class C Shares, Sterling Capital Strategic Allocation Equity Fund	(8.03%)		(4.68%)		0.13%		(0.19%)		Mar 19, 2001
Return After Taxes on Distributions Class A Shares, Sterling Capital Strategic Allocation Equity Fund	(12.81%)		(5.90%)		(0.36%)		(0.59%)		Mar 19, 2001
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares, Sterling Capital Strategic Allocation Equity Fund	(8.18%)		(4.29%)		0.21%		(0.02%)		Mar 19, 2001
Class A, B and C Shares Russell Global Index (Net) (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	(7.67%)	[1]	(1.19%)	[1]	(5.25%)	[1]	4.62%	[1]	Mar 31, 2001
Class A, B and C Shares S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)	2.11%		(0.25%)		2.92%		2.71%		Mar 31, 2001
[1]	As of February 1, 2012, the primary benchmark for the Fund will change from the S&P 500 Index to the Russell Global Index (Net) (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

[1]	Performance for Class A, Class B and Class C Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. Institutional Shares are not offered in this prospectus. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

Institutional Shares | Sterling Capital Select Equity Fund
Summary Sterling Capital Select Equity Fund
Investment Objective
The Fund seeks capital growth, current income or both, primarily through investment in stocks.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Select Equity Fund Institutional Shares, Sterling Capital Select Equity Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital Select Equity Fund Institutional Shares, Sterling Capital Select Equity Fund
Management Fees		0.70%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.23%
Total Annual Fund Operating Expenses		0.93%
Fee Waiver or Expense Reimbursement	[1]	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1]	0.83%
[1]	The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.60%for the period from February 1, 2012 through January 31, 2013. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Select Equity Fund Institutional Shares, Sterling Capital Select Equity Fund	85	286	505	1,134

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.29% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Standard & Poor’s 500® Index (“S&P 500® Index”) at the time of purchase. As of January 19, 2012, the smallest company in the S&P 500® Index had a market capitalization of $1.35 billion and the largest company had a market capitalization of $417.14 billion. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

The portfolio manager may consider selling a stock owned by the Fund due to a change in the business or management of the company, a deterioration in the original purchase criteria, a decline in the stock’s rating, to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or if more attractive investment alternatives are identified. In managing the Fund, the portfolio manager selects stocks that he believes are undervalued and/or have favorable growth potential. In choosing individual stocks, the portfolio manager uses quantitative and qualitative processes to examine the total return potential of a particular issuer without preference for a growth or value style.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — large cap stocks — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 17.83% 09/30/09 Worst quarter: -20.26% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Select Equity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Institutional Shares, Sterling Capital Select Equity Fund	(3.73%)	(5.38%)	1.09%	6.45%	Oct 9, 1992
Return After Taxes on Distributions Institutional Shares, Sterling Capital Select Equity Fund	(3.92%)	(6.03%)	0.21%	5.13%	Oct 9, 1992
Return After Taxes on Distributions and Sale of Fund Shares Institutional Shares, Sterling Capital Select Equity Fund	(2.17%)	(4.42%)	0.98%	5.32%	Oct 9, 1992
Institutional Shares S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%	7.99%	Sep 30, 1992

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | Sterling Capital Mid Value Fund
Summary Sterling Capital Mid Value Fund
Investment Objective
The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Mid Value Fund Institutional Shares, Sterling Capital Mid Value Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital Mid Value Fund Institutional Shares, Sterling Capital Mid Value Fund
Management Fees		0.70%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.23%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.94%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Mid Value Fund Institutional Shares, Sterling Capital Mid Value Fund	96	300	520	1,155

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.30% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $500 million and $22 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager utilizes both a quantitative and qualitative approach to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, high return on invested capital, and on attractive growth prospects. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change and progress cannot be demonstrated, to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or more attractive investment alternatives are identified.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 23.69% 09/30/09 Worst quarter: -22.26% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Mid Value Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Institutional Shares, Sterling Capital Mid Value Fund	(3.46%)	0.96%	6.51%	8.58%	Aug 1, 1996
Return After Taxes on Distributions Institutional Shares, Sterling Capital Mid Value Fund	(3.58%)	0.43%	5.24%	6.91%	Aug 1, 1996
Return After Taxes on Distributions and Sale of Fund Shares Institutional Shares, Sterling Capital Mid Value Fund	(2.10%)	0.65%	5.29%	6.81%	Aug 1, 1996
Institutional Shares Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes)	(1.38%)	0.04%	7.67%	9.80%	Jul 31, 1996

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | Sterling Capital Small Value Fund
Summary Sterling Capital Small Value Fund
Investment Objective
The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Small Value Fund Institutional Shares, Sterling Capital Small Value Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital Small Value Fund Institutional Shares, Sterling Capital Small Value Fund
Management Fees		0.80%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.28%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.09%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Small Value Fund Institutional Shares, Sterling Capital Small Value Fund	111	347	601	1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.02% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies. Currently, small capitalization companies are defined as companies whose market capitalization, at the time of purchase, is less than $3 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. U.S. traded equity securities are domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

Sterling Capital Management LLC’s (“Sterling Capital”) investment process focuses on attempting to identify securities that are priced below the estimated value of their underlying business. Sterling Capital examines factors it believes are relevant to the worth of an ongoing business using traditional fundamental securities analysis. Such factors may include balance sheet quality, sustainable earnings power, industry stability, capital intensity, reinvestment opportunities, and management talent.

Sterling Capital’s sell discipline is as important as its buy discipline. Sterling Capital reviews stocks that underperform their sector and may choose to sell those stocks which fail to demonstrate fundamental progress. Sterling Capital generally will not sell a security merely due to market appreciation outside the target capitalization range if it believes the company has growth potential.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small company stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31	[1]

[1]	The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

Best quarter: 32.90% 06/30/09 Worst quarter: -27.72% 12/31/08
Average Annual Total Returns as of December 31, 2011	[1]
Average Annual Total Returns Sterling Capital Small Value Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Institutional Shares, Sterling Capital Small Value Fund	(9.00%)	[1]	0.89%	[1]	6.28%	[1]	8.79%	[1]	Jan 2, 1997
Return After Taxes on Distributions Institutional Shares, Sterling Capital Small Value Fund	(10.12%)	[1]	(0.32%)	[1]	4.68%	[1]	7.08%	[1]	Jan 2, 1997
Return After Taxes on Distributions and Sale of Fund Shares Institutional Shares, Sterling Capital Small Value Fund	(4.37%)	[1]	0.41%	[1]	5.09%	[1]	7.16%	[1]	Jan 2, 1997
Institutional Shares Russell 2000�� Value Index (reflects no deductions for fees, expenses, or taxes)	(5.50%)	[1]	(1.87%)	[1]	6.40%	[1]	7.92%	[1]	Jan 31, 1997
[1]	The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | Sterling Capital Special Opportunities Fund
Summary Sterling Capital Special Opportunities Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Special Opportunities Fund Institutional Shares, Sterling Capital Special Opportunities Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital Special Opportunities Fund Institutional Shares, Sterling Capital Special Opportunities Fund
Management Fees		0.80%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.23%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.05%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Special Opportunities Fund Institutional Shares, Sterling Capital Special Opportunities Fund	107	334	579	1,283

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.51% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments in debt instruments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt instruments and low for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 18.48% 06/30/09 Worst quarter: -22.27% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Special Opportunities Fund	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes Institutional Shares, Sterling Capital Special Opportunities Fund	(3.71%)	3.24%	9.86%	Jun 2, 2003
Return After Taxes on Distributions Institutional Shares, Sterling Capital Special Opportunities Fund	(3.97%)	2.83%	9.21%	Jun 2, 2003
Return After Taxes on Distributions and Sale of Fund Shares Institutional Shares, Sterling Capital Special Opportunities Fund	(2.07%)	2.67%	8.52%	Jun 2, 2003
Institutional Shares S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	5.25%	May 31, 2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | Sterling Capital Equity Income Fund
Summary Sterling Capital Equity Income Fund
Investment Objective
The Fund seeks capital growth and current income.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Equity Income Fund Institutional Shares, Sterling Capital Equity Income Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital Equity Income Fund Institutional Shares, Sterling Capital Equity Income Fund
Management Fees		0.70%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.23%
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		0.96%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Equity Income Fund Institutional Shares, Sterling Capital Equity Income Fund	98	306	531	1,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.64% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a primary consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the portfolio manager believes to be their long-term investment value.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 13.48% 06/30/09 Worst quarter: -17.53% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Equity Income Fund	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes Institutional Shares, Sterling Capital Equity Income Fund	8.19%	4.83%	9.44%	Jun 30, 2004
Return After Taxes on Distributions Institutional Shares, Sterling Capital Equity Income Fund	7.92%	4.32%	8.75%	Jun 30, 2004
Return After Taxes on Distributions and Sale of Fund Shares Institutional Shares, Sterling Capital Equity Income Fund	5.67%	4.06%	8.12%	Jun 30, 2004
Institutional Shares S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	3.41%	Jun 30, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | Sterling Capital Short-Term Bond Fund
Summary Sterling Capital Short-Term Bond Fund
Investment Objective
The Fund seeks to provide current income and competitive total return.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Short-Term Bond Fund Institutional Shares, Sterling Capital Short-Term Bond Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sterling Capital Short-Term Bond Fund Institutional Shares, Sterling Capital Short-Term Bond Fund
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.54%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Short-Term Bond Fund Institutional Shares, Sterling Capital Short-Term Bond Fund	55	173	302	677

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120.09% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investment grade fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; and (v) U.S. dollar-denominated foreign and emerging market securities. Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years. The Fund’s dollar-weighted average maturity is expected to be more than 1 year but less than 3 years.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 2.62% 12/31/08 Worst quarter: -1.32% 06/30/04
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Short-Term Bond Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares, Sterling Capital Short-Term Bond Fund Return Before Taxes	1.83%	3.46%	3.06%	4.27%	Nov 30, 1992
Institutional Shares, Sterling Capital Short-Term Bond Fund Return After Taxes on Distributions	0.48%	2.15%	1.75%	2.51%	Nov 30, 1992
Institutional Shares, Sterling Capital Short-Term Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	1.18%	2.19%	1.84%	2.55%	Nov 30, 1992
Institutional Shares BofA Merrill Lynch 1-3 Year US Corporate Government Bond Index (reflects no deductions for fees, expenses, or taxes)	1.56%	3.94%	3.57%	4.83%	Nov 30, 1992

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | Sterling Capital Intermediate U.S. Government Fund
Summary Sterling Capital Intermediate U.S. Government Fund
Investment Objective
The Fund seeks current income consistent with the preservation of capital.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Intermediate U.S. Government Fund Institutional Shares, Sterling Capital Intermediate U.S. Government Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sterling Capital Intermediate U.S. Government Fund Institutional Shares, Sterling Capital Intermediate U.S. Government Fund
Management Fees	0.48%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Operating Expenses	0.71%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Intermediate U.S. Government Fund Institutional Shares, Sterling Capital Intermediate U.S. Government Fund	73	227	395	883

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.62% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities (“U.S. government securities”). Bonds for this purpose include Treasury bills (maturities of less than one year), bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. government. The Fund invests, under normal market conditions, in U.S. government securities, some of which may be subject to repurchase agreements, or in “high grade” (rated at the time of purchase in one of the three highest rating categories by a nationally recognized statistical rating organization or are determined by the portfolio manager to be of comparable quality) mortgage-backed securities, including collateralized mortgage obligations.

The Fund will also invest in short-term obligations, asset-backed securities, corporate bonds and the shares of other investment companies. The Fund will maintain an average duration between 2.5 and 7 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual securities selection. The portfolio manager sets and continually adjusts a target for the interest rate sensitivity of the Fund’s holdings based upon expectations about interest rates and other economic factors. The portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The portfolio manager may consider selling a security owned by the Fund to manage the Fund’s price sensitivity, to reposition the Fund to a more favorable portion of the yield curve, or to purchase securities that the portfolio manager believes offer greater total return potential than existing holdings.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Mortgage-Backed Securities Risk: Mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 5.64% 09/30/02 Worst quarter: -2.45% 06/30/04
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Intermediate U.S. Government Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Institutional Shares, Sterling Capital Intermediate U.S. Government Fund	6.35%	5.65%	4.94%	5.62%	Oct 9, 1992
Return After Taxes on Distributions Institutional Shares, Sterling Capital Intermediate U.S. Government Fund	5.21%	4.28%	3.44%	3.67%	Oct 9, 1992
Return After Taxes on Distributions and Sale of Fund Shares Institutional Shares, Sterling Capital Intermediate U.S. Government Fund	4.10%	4.03%	3.35%	3.61%	Oct 9, 1992
Institutional Shares Barclays Capital Intermediate Government Index (reflects no deductions for fees, expenses, or taxes)	6.08%	5.86%	4.89%	5.61%	Sep 30, 1992

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | Sterling Capital Total Return Bond Fund
Summary Sterling Capital Total Return Bond Fund
Investment Objective
The Fund seeks a high level of current income and a competitive total return.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Total Return Bond Fund Institutional Shares, Sterling Capital Total Return Bond Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sterling Capital Total Return Bond Fund Institutional Shares, Sterling Capital Total Return Bond Fund
Management Fees	0.37%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Operating Expenses	0.59%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Total Return Bond Fund Institutional Shares, Sterling Capital Total Return Bond Fund	60	189	329	738

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131.87% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

The Fund seeks above-average total return through any combination of current income and capital appreciation. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. The Fund also may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or are determined by the portfolio manager to be of comparable quality) corporate bonds. Up to 25% of the Fund’s total assets may be invested in either, or a combination of, (i) bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds and/or (ii) non-dollar denominated foreign and emerging market bonds.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio manager finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps, and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed Securities Risk: Mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 6.36% 09/30/09 Worst quarter: -3.22% 06/30/04
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Total Return Bond Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Institutional Shares, Sterling Capital Total Return Bond Fund	6.73%	7.02%	5.99%	6.35%	Dec 2, 1999
Return After Taxes on Distributions Institutional Shares, Sterling Capital Total Return Bond Fund	4.75%	5.12%	4.14%	4.34%	Dec 2, 1999
Return After Taxes on Distributions and Sale of Fund Shares Institutional Shares, Sterling Capital Total Return Bond Fund	4.82%	4.94%	4.06%	4.26%	Dec 2, 1999
Institutional Shares Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.38%	Nov 30, 1999

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | Sterling Capital Kentucky Intermediate Tax-Free Fund
Summary Sterling Capital Kentucky Intermediate Tax-Free Fund
Investment Objective
The Fund seeks current income exempt from federal and Kentucky income taxes consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Kentucky Intermediate Tax-Free Fund Institutional Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital Kentucky Intermediate Tax-Free Fund Institutional Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund
Management Fees		0.45%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.28%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.74%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Kentucky Intermediate Tax-Free Fund Institutional Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund	76	237	411	918

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.73% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Kentucky personal income tax (“Kentucky Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Kentucky and its political subdivisions, that provide income exempt from both federal income tax and Kentucky income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Kentucky municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Kentucky and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Kentucky than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 4.72% 09/30/09 Worst quarter: -2.70% 12/31/10
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Kentucky Intermediate Tax-Free Fund	1 Year		5 Years		Since Inception		Inception Date
Return Before Taxes Institutional Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund	8.62%		5.49%		4.49%		Feb 24, 2003
Return After Taxes on Distributions Institutional Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund	8.58%		5.35%		4.41%		Feb 24, 2003
Return After Taxes on Distributions and Sale of Fund Shares Institutional Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund	6.73%		5.12%		4.27%		Feb 24, 2003
Institutional Shares B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	9.68%	[1]	5.84%	[1]	4.99%	[1]	Mar 1, 2003
Institutional Shares Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	10.15%		6.38%		5.08%		Feb 28, 2003
[1]	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | Sterling Capital Maryland Intermediate Tax-Free Fund
Summary Sterling Capital Maryland Intermediate Tax-Free Fund
Investment Objective
The Fund seeks current income exempt from federal and Maryland income taxes consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Maryland Intermediate Tax-Free Fund Institutional Shares, Sterling Capital Maryland Intermediate Tax-Free Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sterling Capital Maryland Intermediate Tax-Free Fund Institutional Shares, Sterling Capital Maryland Intermediate Tax-Free Fund
Management Fees	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.72%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Maryland Intermediate Tax-Free Fund Institutional Shares, Sterling Capital Maryland Intermediate Tax-Free Fund	74	230	401	894

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.89% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Maryland personal income tax (“Maryland Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of Maryland and its political subdivisions, that provide income exempt from both federal personal income tax and Maryland personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Maryland municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Maryland and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Maryland than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 4.45% 03/31/09 Worst quarter: -2.38% 12/31/10
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Maryland Intermediate Tax-Free Fund	1 Year		5 Years		Since Inception		Inception Date
Return Before Taxes Institutional Shares, Sterling Capital Maryland Intermediate Tax-Free Fund	8.14%		5.75%		4.60%		Feb 24, 2003
Return After Taxes on Distributions Institutional Shares, Sterling Capital Maryland Intermediate Tax-Free Fund	8.03%		5.67%		4.56%		Feb 24, 2003
Return After Taxes on Distributions and Sale of Fund Shares Institutional Shares, Sterling Capital Maryland Intermediate Tax-Free Fund	6.43%		5.35%		4.36%		Feb 24, 2003
Institutional Shares B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	9.68%	[1]	5.84%	[1]	4.99%	[1]	Mar 1, 2003
Institutional Shares Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	10.15%		6.38%		5.08%		Feb 28, 2003
[1]	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | Sterling Capital North Carolina Intermediate Tax-Free Fund
Summary Sterling Capital North Carolina Intermediate Tax-Free Fund
Investment Objective
The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital North Carolina Intermediate Tax-Free Fund Institutional Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital North Carolina Intermediate Tax-Free Fund Institutional Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund
Management Fees		0.45%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.22%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.68%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital North Carolina Intermediate Tax-Free Fund Institutional Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund	69	218	379	847

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.15% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of North Carolina and its political subdivisions, that provide income exempt from both federal personal income tax and North Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in North Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by North Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 4.97% 09/30/09 Worst quarter: -2.59% 12/31/10
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital North Carolina Intermediate Tax-Free Fund		1 Year	5 Years	10 Years
Return Before Taxes Institutional Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund		8.66%	5.44%	4.76%
Return After Taxes on Distributions Institutional Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund		8.56%	5.30%	4.65%
Return After Taxes on Distributions and Sale of Fund Shares Institutional Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund		6.82%	5.09%	4.54%
Institutional Shares B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	[1]	9.68%	5.84%	5.59%
Institutional Shares Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)		10.15%	6.38%	5.63%
[1]	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | Sterling Capital South Carolina Intermediate Tax-Free Fund
Summary Sterling Capital South Carolina Intermediate Tax-Free Fund
Investment Objective
The Fund seeks current income exempt from federal and South Carolina income taxes consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital South Carolina Intermediate Tax-Free Fund Institutional Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital South Carolina Intermediate Tax-Free Fund Institutional Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund
Management Fees		0.45%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.26%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.72%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital South Carolina Intermediate Tax-Free Fund Institutional Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund	74	230	401	894

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.83% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and South Carolina personal income tax (“South Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both federal personal income tax and South Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in South Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by South Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 5.06% 09/30/09 Worst quarter: –2.67% 12/31/10
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital South Carolina Intermediate Tax-Free Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Institutional Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund	8.48%		5.49%		4.82%		4.79%		Oct 20, 1997
Return After Taxes on Distributions Institutional Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund	8.38%		5.30%		4.69%		4.67%		Oct 20, 1997
Return After Taxes on Distributions and Sale of Fund Shares Institutional Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund	6.62%		5.09%		4.58%		4.58%		Oct 20, 1997
Institutional Shares B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	9.68%	[1]	5.84%	[1]	5.59%	[1]	5.59%	[1]	Nov 1, 1997
Institutional Shares Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	10.15%		6.38%		5.63%		5.51%		Oct 31, 1997
[1]	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | Sterling Capital Virginia Intermediate Tax-Free Fund
Summary Sterling Capital Virginia Intermediate Tax-Free Fund
Investment Objective
The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Virginia Intermediate Tax-Free Fund Institutional Shares, Sterling Capital Virginia Intermediate Tax-Free Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital Virginia Intermediate Tax-Free Fund Institutional Shares, Sterling Capital Virginia Intermediate Tax-Free Fund
Management Fees		0.45%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.23%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.69%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Virginia Intermediate Tax-Free Fund Institutional Shares, Sterling Capital Virginia Intermediate Tax-Free Fund	70	221	384	859

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.33% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Virginia personal income tax (“Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal personal income tax and Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 4.52% 12/31/08 Worst quarter: –2.76% 12/31/10
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Virginia Intermediate Tax-Free Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Institutional Shares, Sterling Capital Virginia Intermediate Tax-Free Fund	8.19%		5.48%		4.73%		4.70%		May 17, 1999
Return After Taxes on Distributions Institutional Shares, Sterling Capital Virginia Intermediate Tax-Free Fund	8.10%		5.33%		4.62%		4.61%		May 17, 1999
Return After Taxes on Distributions and Sale of Fund Shares Institutional Shares, Sterling Capital Virginia Intermediate Tax-Free Fund	6.48%		5.12%		4.52%		4.52%		May 17, 1999
Institutional Shares B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	9.68%	[1]	5.84%	[1]	5.59%	[1]	5.55%	[1]	Jun 1, 1999
Institutional Shares Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	10.15%		6.38%		5.63%		5.54%		May 31, 1999
[1]	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | Sterling Capital West Virginia Intermediate Tax-Free Fund
Summary Sterling Capital West Virginia Intermediate Tax-Free Fund
Investment Objective
The Fund seeks current income exempt from federal and West Virginia income taxes consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital West Virginia Intermediate Tax-Free Fund Institutional Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital West Virginia Intermediate Tax-Free Fund Institutional Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund
Management Fees		0.45%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.24%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.70%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital West Virginia Intermediate Tax-Free Fund Institutional Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund	72	224	390	871

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.34% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and West Virginia personal income tax (“West Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in West Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by West Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Counterparty Risk:The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 4.74% 09/30/09 Worst quarter: –2.59% 12/31/10
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital West Virginia Intermediate Tax-Free Fund		1 Year	5 Years	10 Years
Return Before Taxes Institutional Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund		8.56%	4.89%	4.69%
Return After Taxes on Distributions Institutional Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund		8.49%	4.85%	4.58%
Return After Taxes on Distributions and Sale of Fund Shares Institutional Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund		6.85%	4.70%	4.51%
Institutional Shares B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	[1]	9.68%	5.84%	5.59%
Institutional Shares Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)		10.15%	6.38%	5.63%
[1]	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | Sterling Capital National Tax-Free Money Market Fund
Summary Sterling Capital National Tax-Free Money Market Fund
Investment Objective
The Fund seeks to provide dividend income exempt from federal regular income tax consistent with stability of principal.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital National Tax-Free Money Market Fund Institutional Shares, Sterling Capital National Tax-Free Money Market Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of redemptions)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital National Tax-Free Money Market Fund Institutional Shares, Sterling Capital National Tax-Free Money Market Fund
Management Fees		0.25%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.22%
Total Annual Fund Operating Expenses		0.47%
Fee Waiver or Expense Reimbursement	[1]	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1]	0.42%
[1]	The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.20% (the "Advisory Fee Limit") for the period from February 1, 2010 through January 31, 2013. From February 1, 2010 through January 31, 2013 the Adviser may recoup from the Fund all or a portion of the advisory fees that it waives beyond the Advisory Fee Limit during the period from February 1, 2010 through January 31, 2013 (the "Recoupment Amount"), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Management and Administration Agreement between the Fund and the Adviser/Administrator. Any such recoupment would reduce the Fund's future total return.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual advisory fee limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital National Tax-Free Money Market Fund Institutional Shares, Sterling Capital National Tax-Free Money Market Fund	43	146	258	587

Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investments, the income of which is exempt from federal income tax. The Fund invests, under normal market conditions, primarily in a portfolio of short-term, high-quality, tax-exempt securities issued by states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The Fund will principally invest in the following securities: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds, and tax-exempt commercial paper; and (b) interests in securities of other investment companies. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the federal alternative minimum tax for individuals and corporations. The Fund also may invest in securities of other investment companies.

The Fund will maintain a dollar-weighted average maturity (WAM) of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in adjustable rate securities. In addition, the Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940).

The Fund generally holds portfolio securities until such securities mature, but may dispose of securities (1) that fail to meet the investment adviser’s credit quality criteria, (2) to effect greater overall diversification of the Fund’s portfolio, or (3) to the extent required by Rule 2a-7 under the Investment Company Act of 1940.

Principal Risks

Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds. Certain of the Fund’s investments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected). Certain factors, such as the presence of call features, also may cause a particular security invested in by the Fund, or the Fund as a whole, to exhibit less sensitivity to changes in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the adviser’s or sub-adviser’s credit assessment.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause the Fund to lose the benefit of a transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Sector Risk: A substantial part of the Fund’s portfolio may be comprised of securities credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies. Developments affecting these companies might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.

Credit Enhancement Risk: The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Investment Company Risk: Investing in another investment company or pooled vehicle subjects a Fund to that company’s risks. As a shareholder in an investment company or pooled vehicle, a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses.

Risks Associated with Investing Share Proceeds: On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Risks Associated with the Use of Amortized Cost: In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7 of the Investment Company Act of 1940, that the extent of the deviation between the Fund’s amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund.

Changing Distribution Levels Risk: There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 0.84% 09/30/07 Worst quarter: 0.00% 12/31/11
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Sterling Capital National Tax-Free Money Market Fund Institutional Shares, Sterling Capital National Tax-Free Money Market Fund	0.01%	1.19%	1.35%	Aug 1, 2006

As of December 31, 2011, the Fund’s 7-day yield for Institutional Shares was 0.01%. For current yield information on the Fund, call 1-800-228-1872.
Institutional Shares | Sterling Capital Prime Money Market Fund
Summary Sterling Capital Prime Money Market Fund
Investment Objective
The Fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Prime Money Market Fund Institutional Shares, Sterling Capital Prime Money Market Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of redemptions)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital Prime Money Market Fund Institutional Shares, Sterling Capital Prime Money Market Fund
Management Fees		0.40%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.23%
Total Annual Fund Operating Expenses		0.63%
Fee Waiver or Expense Reimbursement	[1]	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1]	0.51%
[1]	The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.28% (the "Advisory Fee Limit") for the period from February 1, 2010 through January 31, 2013. From February 1, 2010 through January 31, 2013 the Adviser may recoup from the Fund all or a portion of the advisory fees that it waives beyond the Advisory Fee Limit during the period from February 1, 2010 through January 31, 2013 (the "Recoupment Amount"), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Management and Administration Agreement between the Fund and the Adviser/Administrator. Any such recoupment would reduce the Fund's future total return.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual advisory fee limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Prime Money Market Fund Institutional Shares, Sterling Capital Prime Money Market Fund	52	190	339	775

Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund invests only in U.S. dollar-denominated, “high-quality” short-term debt securities, including the following:

  Obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);
  High-quality commercial paper and other obligations issued or guaranteed by U.S. or foreign corporations and other issuers including corporate debt securities, some of which the issuer or a third party, such as a dealer or bank, must repay on demand;
  Asset-backed securities;
  Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities and related custodial receipts;
  Securities issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities;
  Securities issued or guaranteed by state or local government bodies;
  Repurchase agreements relating to the above instruments; and
  Other money market instruments.

“High-quality” debt securities are those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations (“NRSRO”); or (ii) are single rated and have received one of the two highest short-term ratings by an NRSRO; or (iii) if unrated, are determined by the Sub-Adviser to be of comparable quality.

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the portfolio manager believes to be the best relative values. The Fund generally holds portfolio securities until such securities mature, but may dispose of securities (1) that fail to meet the investment sub-adviser’s credit quality criteria, (2) to effect greater overall diversification of the Fund’s portfolio, or (3) to the extent required by Rule 2a-7 under the Investment Company Act of 1940.

The Fund will maintain a dollar-weighted average maturity (WAM) of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in adjustable rate securities. In addition, the Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940).

Principal Risks

Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the adviser’s or sub-adviser’s credit assessment.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause the Fund to lose the benefit of a transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

Sector Risk: A substantial part of the Fund’s portfolio may be comprised of securities credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies. Developments affecting these companies might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.

Prepayment Risk: The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.

Credit Enhancement Risk: The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Risks Associated with Investing Share Proceeds: On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Risks Associated with the Use of Amortized Cost: In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7 of the Investment Company Act of 1940, that the extent of the deviation between the Fund’s amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund.

Changing Distribution Levels Risk: There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 1.25% 09/30/07 Worst quarter: 0.00% 12/31/11
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
Sterling Capital Prime Money Market Fund Institutional Shares, Sterling Capital Prime Money Market Fund	0.01%	1.61%	1.86%	2.77%	Oct 1, 1997

As of December 31, 2011, the Fund’s 7-day yield for Institutional Shares was 0.01%. For current yield information on the Fund, call 1-800-228-1872.
Institutional Shares | Sterling Capital U.S. Treasury Money Market Fund
Summary Sterling Capital U.S. Treasury Money Market Fund
Investment Objective
The Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term United States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital U.S. Treasury Money Market Fund Institutional Shares, Sterling Capital U.S. Treasury Money Market Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of redemptions)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital U.S. Treasury Money Market Fund Institutional Shares, Sterling Capital U.S. Treasury Money Market Fund
Management Fees		0.40%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.24%
Total Annual Fund Operating Expenses		0.64%
Fee Waiver or Expense Reimbursement	[1]	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1]	0.50%
[1]	The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.26% (the "Advisory Fee Limit") for the period from February 1, 2010 through January 31, 2013. From February 1, 2010 through January 31, 2013 the Adviser may recoup from the Fund all or a portion of the advisory fees that it waives beyond the Advisory Fee Limit during the period from February 1, 2010 through January 31, 2013 (the "Recoupment Amount"), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Management and Administration Agreement between the Fund and the Adviser/Administrator. Any such recoupment would reduce the Fund's future total return.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual advisory fee limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital U.S. Treasury Money Market Fund Institutional Shares, Sterling Capital U.S. Treasury Money Market Fund	51	191	343	785

Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund invests exclusively in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury (“U.S. Treasury Securities”), and repurchase agreements collateralized by U.S. Treasury Securities.

In managing the Fund, the portfolio manager focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the portfolio manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.

The Fund will maintain a dollar-weighted average maturity (WAM) of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in adjustable rate securities. In addition, the Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940).

The Fund generally holds portfolio securities until such securities mature, but may dispose of securities (1) that fail to meet the investment adviser’s credit quality criteria, (2) to effect greater overall diversification of the Fund’s portfolio, or (3) to the extent required by Rule 2a-7 under the Investment Company Act of 1940.

For temporary defensive purposes, the Fund may invest any portion of its total assets in (i) cash, (ii) securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program (as described below), (iii) repurchase agreements that are secured with collateral guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, (iv) debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (v) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities. Each of these securities will be an “Eligible Security,” as defined in Rule 2a-7 under the Investment Company Act of 1940, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Please see “Additional Investment Strategies and Risks” on page 131 of the Fund’s Prospectus. The Fund may not achieve its investment objective as a result of taking any temporary defensive position.

Principal Risks

Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the Fund’s yield will decrease due to a decrease in interest rates or that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money.

Risks Associated with the Use of Amortized Cost: In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7 of the Investment Company Act of 1940, that the extent of the deviation between the Fund’s amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund.

Changing Distribution Levels Risk: There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 1.21% 12/31/06 Worst quarter: 0.00% 12/31/11
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
Sterling Capital U.S. Treasury Money Market Fund Institutional Shares, Sterling Capital U.S. Treasury Money Market Fund	0.01%	1.16%	1.54%	2.86%	Oct 5, 1992

As of December 31, 2011, the Fund’s 7-day yield for Institutional Shares was 0.01%. For current yield information on the Fund, call 1-800-228-1872.
Institutional Shares | Sterling Capital Strategic Allocation Conservative Fund
Summary Sterling Capital Strategic Allocation Conservative Fund
Investment Objective
The Fund seeks capital appreciation and income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed-income securities.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Strategic Allocation Conservative Fund Institutional Shares, Sterling Capital Strategic Allocation Conservative Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital Strategic Allocation Conservative Fund Institutional Shares, Sterling Capital Strategic Allocation Conservative Fund
Management Fees		0.25%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.21%
Acquired Fund Fees and Expenses	[1]	0.71%
Total Annual Fund Operating Expenses		1.17%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Strategic Allocation Conservative Fund Institutional Shares, Sterling Capital Strategic Allocation Conservative Fund	119	372	644	1,420

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.36% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 25% to 55% of its total assets in Underlying Funds which invest mainly in equity securities, 45% to 75% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 20% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 20% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Equity Fund Risk: The Fund also invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 10.46% 09/30/09 Worst quarter: -7.57% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Strategic Allocation Conservative Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Institutional Shares, Sterling Capital Strategic Allocation Conservative Fund	0.46%		2.85%		3.90%		4.00%		Oct 2, 1997
Return After Taxes on Distributions Institutional Shares, Sterling Capital Strategic Allocation Conservative Fund	(0.30%)		1.59%		2.82%		2.68%		Oct 2, 1997
Return After Taxes on Distributions and Sale of Fund Shares Institutional Shares, Sterling Capital Strategic Allocation Conservative Fund	0.42%		1.90%		2.83%		2.75%		Oct 2, 1997
Institutional Shares Russell Global Index (Net) (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	(7.67%)	[1]	(1.19%)	[1]	5.25%	[1]	4.49%	[1]	Sep 30, 1997
Institutional Shares Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes)	7.84%	[1]	6.50%	[1]	5.78%	[1]	6.20%	[1]	Sep 30, 1997
Institutional Shares S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)	2.11%		(0.25%)		2.92%		3.84%		Sep 30, 1997
Institutional Shares Barclays Capital Intermediate Government Bond Index (reflects no deductions for fees, expenses, or taxes)	6.08%		5.86%		4.89%		5.52%		Sep 30, 1997
[1]	Effective February 1, 2012, the primary benchmarks for the Fund will change from the S&P 500�� Index and the Barclays Capital Intermediate Government Bond Index to the Russell Global Index (Net) and the Barclays Capital U.S. Aggregate Index (the "New Benchmarks"), as the New Benchmarks were determined to be more appropriate broad-based indexes for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | Sterling Capital Strategic Allocation Balanced Fund
Summary Sterling Capital Strategic Allocation Balanced Fund
Investment Objective
The Fund seeks capital appreciation and, secondarily, income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed income securities.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Strategic Allocation Balanced Fund Institutional Shares, Sterling Capital Strategic Allocation Balanced Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital Strategic Allocation Balanced Fund Institutional Shares, Sterling Capital Strategic Allocation Balanced Fund
Management Fees		0.25%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.16%
Acquired Fund Fees and Expenses	[1]	0.72%
Total Annual Fund Operating Expenses		1.13%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Strategic Allocation Balanced Fund Institutional Shares, Sterling Capital Strategic Allocation Balanced Fund	115	359	622	1,375

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.96% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 45% to 75% of its total assets in Underlying Funds which invest mainly in equity securities, 25% to 55% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 15% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 15% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 13.00% 09/30/09 Worst quarter: -12.63% 09/30/11
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Strategic Allocation Balanced Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Institutional Shares, Sterling Capital Strategic Allocation Balanced Fund	(3.28%)		0.60%		3.07%		3.22%		Oct 2, 1997
Return After Taxes on Distributions Institutional Shares, Sterling Capital Strategic Allocation Balanced Fund	(3.72%)		(0.48%)		2.24%		2.11%		Oct 2, 1997
Return After Taxes on Distributions and Sale of Fund Shares Institutional Shares, Sterling Capital Strategic Allocation Balanced Fund	(1.94%)		0.15%		2.33%		2.28%		Oct 2, 1997
Institutional Shares Russell Global Index (Net) (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	(7.67%)	[1]	(1.19%)	[1]	5.25%	[1]	4.49%	[1]	Sep 30, 1997
Institutional Shares Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes)	7.84%	[1]	6.50%	[1]	5.78%	[1]	6.20%	[1]	Sep 30, 1997
Institutional Shares S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)	2.11%		(0.25%)		2.92%		3.84%		Sep 30, 1997
Institutional Shares Barclays Capital Intermediate Government Bond Index (reflects no deductions for fees, expenses, or taxes)	6.08%		5.86%		4.89%		5.52%		Sep 30, 1997
[1]	As of February 1, 2012, the primary benchmarks for the Fund will change from the S&P 500 Index and the Barclays Capital Intermediate Government Bond Index to the Russell Global Index (Net) and the Barclays Capital U.S. Aggregate Index (the "New Benchmarks"), as the New Benchmarks were determined to be more appropriate broad-based indexes for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | Sterling Capital Strategic Allocation Growth Fund
Summary Sterling Capital Strategic Allocation Growth Fund
Investment Objective
The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Strategic Allocation Growth Fund Institutional Shares, Sterling Capital Strategic Allocation Growth Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital Strategic Allocation Growth Fund Institutional Shares, Sterling Capital Strategic Allocation Growth Fund
Management Fees		0.25%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.17%
Acquired Fund Fees and Expenses	[1]	0.72%
Total Annual Fund Operating Expenses		1.14%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Strategic Allocation Growth Fund Institutional Shares, Sterling Capital Strategic Allocation Growth Fund	116	362	628	1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.06% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 60% to 90% of its total assets in Underlying Funds which invest mainly in equity securities, 10% to 40% of its total assets in Underlying Funds which (i) invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) or (ii) are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest a greater percentage of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 14.44% 09/30/09 Worst quarter: -16.24% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Strategic Allocation Growth Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Institutional Shares, Sterling Capital Strategic Allocation Growth Fund	(5.41%)		(1.21%)		2.21%		2.37%		Oct 2, 1997
Return After Taxes on Distributions Institutional Shares, Sterling Capital Strategic Allocation Growth Fund	(5.63%)		(2.14%)		1.55%		1.43%		Oct 2, 1997
Return After Taxes on Distributions and Sale of Fund Shares Institutional Shares, Sterling Capital Strategic Allocation Growth Fund	(3.29%)		(1.20%)		1.75%		1.71%		Oct 2, 1997
Institutional Shares Russell Global Index (Net) (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	(7.67%)	[1]	(1.19%)	[1]	5.25%	[1]	4.49%	[1]	Sep 30, 1997
Institutional Shares Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes)	7.84%	[1]	6.50%	[1]	5.78%	[1]	6.20%	[1]	Sep 30, 1997
Institutional Shares S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)	2.11%		(0.25%)		2.92%		3.84%		Sep 30, 1997
Institutional Shares Barclays Capital Intermediate Government Bond Index (reflects no deductions for fees, expenses, or taxes)	6.08%		5.86%		4.89%		5.52%		Sep 30, 1997
[1]	As of February 1, 2012, the primary benchmarks for the Fund will change from the S&P 500 Index and the Barclays Capital Intermediate Government Bond Index to the Russell Global Index (Net) and the Barclays Capital U.S. Aggregate Index (the "New Benchmarks"), as the New Benchmarks were determined to be more appropriate broad-based indexes for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Shares | Sterling Capital Strategic Allocation Equity Fund
Summary Sterling Capital Strategic Allocation Equity Fund
Investment Objective
The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Strategic Allocation Equity Fund Institutional Shares, Sterling Capital Strategic Allocation Equity Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital Strategic Allocation Equity Fund Institutional Shares, Sterling Capital Strategic Allocation Equity Fund
Management Fees		0.25%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.28%
Acquired Fund Fees and Expenses	[1]	0.72%
Total Annual Fund Operating Expenses		1.25%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Strategic Allocation Equity Fund Institutional Shares, Sterling Capital Strategic Allocation Equity Fund	127	397	686	1,511

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.72% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in Underlying Funds (as defined below) that invest at least 80% of their respective net assets plus borrowings for investment purposes in equity securities. Under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective. The Fund may invest in Underlying Funds which invest in securities of issuers of any capitalization range.

The Fund will invest up to 100% of its total assets in Underlying Funds which invest mainly in equity securities and up to 10% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 10% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 16.83% 06/30/09 Worst quarter: -21.94% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Strategic Allocation Equity Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Institutional Shares, Sterling Capital Strategic Allocation Equity Fund	(7.05%)		(3.77%)		1.11%		0.80%		Mar 19, 2001
Return After Taxes on Distributions Institutional Shares, Sterling Capital Strategic Allocation Equity Fund	(7.17%)		(4.57%)		0.44%		0.18%		Mar 19, 2001
Return After Taxes on Distributions and Sale of Fund Shares Institutional Shares, Sterling Capital Strategic Allocation Equity Fund	(4.43%)		(3.17%)		0.91%		0.65%		Mar 19, 2001
Institutional Shares Russell Global Index (Net) (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	(7.67%)	[1]	(1.19%)	[1]	5.25%	[1]	4.62%	[1]	Mar 31, 2001
Institutional Shares S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)	2.11%		(0.25%)		2.92%		2.71%		Mar 31, 2001
[1]	As of February 1, 2012, the primary benchmark for the Fund will change from the S&P 500 Index to the Russell Global Index (Net) (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class R Shares | Sterling Capital Mid Value Fund
Summary Sterling Capital Mid Value Fund
Investment Objective
The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Mid Value Fund Class R Shares, Sterling Capital Mid Value Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital Mid Value Fund Class R Shares, Sterling Capital Mid Value Fund
Management Fees		0.70%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses		0.23%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.44%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Mid Value Fund Class R Shares, Sterling Capital Mid Value Fund	147	456	787	1,724

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.30% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $500 million and $22 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager utilizes both a quantitative and qualitative approach to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, high return on invested capital, and on attractive growth prospects. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change and progress cannot be demonstrated, to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or more attractive investment alternatives are identified.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Class R Shares Annual Total Returns for years ended 12/31	[2]

[1]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.

Best quarter: 23.69% 09/30/09 Worst quarter: -22.26% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Mid Value Fund	1 Year	5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Class R Shares, Sterling Capital Mid Value Fund	(3.84%)	0.83%	[1]	6.44%	[1]	8.54%	[1]	Aug 1, 1996
Return After Taxes on Distributions Class R Shares, Sterling Capital Mid Value Fund	(3.96%)	0.31%	[1]	5.18%	[1]	6.86%	[1]	Aug 1, 1996
Return After Taxes on Distributions and Sale of Fund Shares Class R Shares, Sterling Capital Mid Value Fund	(2.34%)	0.54%	[1]	5.23%	[1]	6.77%	[1]	Aug 1, 1996
Class R Shares Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes)	(1.38%)	0.04%	[1]	7.67%	[1]	9.80%	[1]	Jul 31, 1996
[1]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class R Shares | Sterling Capital Small Value Fund
Summary Sterling Capital Small Value Fund
Investment Objective
The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Small Value Fund Class R Shares, Sterling Capital Small Value Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital Small Value Fund Class R Shares, Sterling Capital Small Value Fund
Management Fees		0.80%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses		0.28%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.59%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Small Value Fund Class R Shares, Sterling Capital Small Value Fund	162	502	866	1,889

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.02% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies. Currently, small capitalization companies are defined as companies whose market capitalization, at the time of purchase, is less than $3 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. U.S. traded equity securities are domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

Sterling Capital Management LLC’s (“Sterling Capital”) investment process focuses on attempting to identify securities that are priced below the estimated value of their underlying business. Sterling Capital examines factors it believes are relevant to the worth of an ongoing business using traditional fundamental securities analysis. Such factors may include balance sheet quality, sustainable earnings power, industry stability, capital intensity, reinvestment opportunities, and management talent.

Sterling Capital’s sell discipline is as important as its buy discipline. Sterling Capital reviews stocks that underperform their sector and may choose to sell those stocks which fail to demonstrate fundamental progress. Sterling Capital generally will not sell a security merely due to market appreciation outside the target capitalization range if it believes the company has growth potential.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small company stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Class R Shares Annual Total Returns for years ended 12/31	[3]

[1]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

Best quarter: 32.90% 06/30/09 Worst quarter: -27.72% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Small Value Fund	1 Year	5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Class R Shares, Sterling Capital Small Value Fund	(8.73%)	0.87%	[1]	6.27%	[1]	8.78%	[1]	Jan 2, 1997
Return After Taxes on Distributions Class R Shares, Sterling Capital Small Value Fund	(9.85%)	(0.34%)	[1]	4.68%	[1]	7.08%	[1]	Jan 2, 1997
Return After Taxes on Distributions and Sale of Fund Shares Class R Shares, Sterling Capital Small Value Fund	(4.18%)	0.40%	[1]	5.08%	[1]	7.16%	[1]	Jan 2, 1997
Class R Shares Russell 2000�� Value Index (reflects no deductions for fees, expenses, or taxes)	(5.50%)	(1.87%)	[1]	6.40%	[1]	7.92%	[1]	Jan 31, 1997
[1]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class R Shares | Sterling Capital Special Opportunities Fund
Summary Sterling Capital Special Opportunities Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Special Opportunities Fund Class R Shares, Sterling Capital Special Opportunities Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital Special Opportunities Fund Class R Shares, Sterling Capital Special Opportunities Fund
Management Fees		0.80%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses		0.23%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.55%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Special Opportunities Fund Class R Shares, Sterling Capital Special Opportunities Fund	158	490	845	1,845

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.51% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments in debt instruments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt instruments and low for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Class R Shares Annual Total Returns for years ended 12/31	[2]

[1]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.

Best quarter: 18.48% 06/30/09 Worst quarter: -22.27% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Special Opportunities Fund	1 Year	5 Years		Since Inception		Inception Date
Return Before Taxes Class R Shares, Sterling Capital Special Opportunities Fund	(4.21%)	3.13%	[1]	9.79%	[1]	Jun 2, 2003
Return After Taxes on Distributions Class R Shares, Sterling Capital Special Opportunities Fund	(4.48%)	2.72%	[1]	9.14%	[1]	Jun 2, 2003
Return After Taxes on Distributions and Sale of Fund Shares Class R Shares, Sterling Capital Special Opportunities Fund	(2.40%)	2.58%	[1]	8.46%	[1]	Jun 2, 2003
Class R Shares S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	[1]	5.25%	[1]	May 31, 2003
[1]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class R Shares | Sterling Capital Equity Income Fund
Summary Sterling Capital Equity Income Fund
Investment Objective
The Fund seeks capital growth and current income.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Equity Income Fund Class R Shares, Sterling Capital Equity Income Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sterling Capital Equity Income Fund Class R Shares, Sterling Capital Equity Income Fund
Management Fees		0.70%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses		0.23%
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		1.46%
[1]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Equity Income Fund Class R Shares, Sterling Capital Equity Income Fund	149	462	797	1,746

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.64% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a primary consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the portfolio manager believes to be their long-term investment value.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Class R Shares Annual Total Returns for years ended 12/31	[2]

[1]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.

Best quarter: 13.48% 06/30/09 Worst quarter: -17.53% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Equity Income Fund	1 Year	5 Years		Since Inception		Inception Date
Return Before Taxes Class R Shares, Sterling Capital Equity Income Fund	7.90%	4.65%	[1]	9.32%	[1]	Jun 30, 2004
Return After Taxes on Distributions Class R Shares, Sterling Capital Equity Income Fund	7.67%	4.15%	[1]	8.63%	[1]	Jun 30, 2004
Return After Taxes on Distributions and Sale of Fund Shares Class R Shares, Sterling Capital Equity Income Fund	5.43%	3.91%	[1]	8.01%	[1]	Jun 30, 2004
Class R Shares S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	[1]	3.41%	[1]	Jun 30, 2004
[1]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class R Shares | Sterling Capital Total Return Bond Fund
Summary Sterling Capital Total Return Bond Fund
Investment Objective
The Fund seeks a high level of current income and a competitive total return.
Fee Table
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Total Return Bond Fund Class R Shares, Sterling Capital Total Return Bond Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sterling Capital Total Return Bond Fund Class R Shares, Sterling Capital Total Return Bond Fund
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.22%
Total Annual Operating Expenses	1.09%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Total Return Bond Fund Class R Shares, Sterling Capital Total Return Bond Fund	111	347	601	1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131.87% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

The Fund seeks above-average total return through any combination of current income and capital appreciation. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. The Fund also may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or are determined by the portfolio manager to be of comparable quality) corporate bonds. Up to 25% of the Fund’s total assets may be invested in either, or a combination of, (i) bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds and/or (ii) non-dollar denominated foreign and emerging market bonds.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio manager finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed Securities Risk: Mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Class R Shares Annual Total Returns for years ended 12/31	[2]

[1]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.

Best quarter: 6.36% 09/30/09 Worst quarter: -3.22% 06/30/04
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Total Return Bond Fund	1 Year	5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Class R Shares, Sterling Capital Total Return Bond Fund	6.21%	6.76%	[1]	5.87%	[1]	6.25%	[1]	Dec 2, 1999
Return After Taxes on Distributions Class R Shares, Sterling Capital Total Return Bond Fund	4.39%	4.88%	[1]	4.02%	[1]	4.25%	[1]	Dec 2, 1999
Return After Taxes on Distributions and Sale of Fund Shares Class R Shares, Sterling Capital Total Return Bond Fund	4.49%	4.71%	[1]	3.94%	[1]	4.17%	[1]	Dec 2, 1999
Class R Shares Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes)	7.84%	6.50%	[1]	5.78%	[1]	6.38%	[1]	Nov 30, 1999
[1]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.
[2]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.
[3]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000889284
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 1, 2012
Prospectus Date	rr_ProspectusDate	Feb 1, 2012
Sterling Capital Select Equity Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Select Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth, current income or both, primarily through investment in stocks.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.29%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Standard & Poor’s 500® Index (“S&P 500® Index”) at the time of purchase. As of January 19, 2012, the smallest company in the S&P 500® Index had a market capitalization of $1.35 billion and the largest company had a market capitalization of $417.14 billion. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

The portfolio manager may consider selling a stock owned by the Fund due to a change in the business or management of the company, a deterioration in the original purchase criteria, a decline in the stock’s rating, to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or if more attractive investment alternatives are identified. In managing the Fund, the portfolio manager selects stocks that he believes are undervalued and/or have favorable growth potential. In choosing individual stocks, the portfolio manager uses quantitative and qualitative processes to examine the total return potential of a particular issuer without preference for a growth or value style.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — large cap stocks — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 17.87% 09/30/09 Worst quarter: –20.32% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Select Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Select Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth, current income or both, primarily through investment in stocks.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.29%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Standard & Poor’s 500® Index (“S&P 500® Index”) at the time of purchase. As of January 19, 2012, the smallest company in the S&P 500® Index had a market capitalization of $1.35 billion and the largest company had a market capitalization of $417.14 billion. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

The portfolio manager may consider selling a stock owned by the Fund due to a change in the business or management of the company, a deterioration in the original purchase criteria, a decline in the stock’s rating, to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or if more attractive investment alternatives are identified. In managing the Fund, the portfolio manager selects stocks that he believes are undervalued and/or have favorable growth potential. In choosing individual stocks, the portfolio manager uses quantitative and qualitative processes to examine the total return potential of a particular issuer without preference for a growth or value style.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — large cap stocks — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 17.83% 09/30/09 Worst quarter: -20.26% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Select Equity Fund | Class A Shares, Sterling Capital Select Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.08%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	679
3 Years	rr_ExpenseExampleYear03	919
5 Years	rr_ExpenseExampleYear05	1,178
10 Years	rr_ExpenseExampleYear10	1,916
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	679
3 Years	rr_ExpenseExampleNoRedemptionYear03	919
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,178
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,916
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(19.72%)
2003	rr_AnnualReturn2003	23.76%
2004	rr_AnnualReturn2004	12.24%
2005	rr_AnnualReturn2005	7.47%
2006	rr_AnnualReturn2006	21.16%
2007	rr_AnnualReturn2007	(6.25%)
2008	rr_AnnualReturn2008	(37.28%)
2009	rr_AnnualReturn2009	19.03%
2010	rr_AnnualReturn2010	11.47%
2011	rr_AnnualReturn2011	(4.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Select Equity Fund | Class B Shares, Sterling Capital Select Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Redemption Fee	rr_RedemptionFee	none
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.83%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	586
3 Years	rr_ExpenseExampleYear03	896
5 Years	rr_ExpenseExampleYear05	1,133
10 Years	rr_ExpenseExampleYear10	2,051
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	186
3 Years	rr_ExpenseExampleNoRedemptionYear03	596
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,033
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,051
Sterling Capital Select Equity Fund | Class C Shares, Sterling Capital Select Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.83%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	186
3 Years	rr_ExpenseExampleYear03	596
5 Years	rr_ExpenseExampleYear05	1,033
10 Years	rr_ExpenseExampleYear10	2,246
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	186
3 Years	rr_ExpenseExampleNoRedemptionYear03	596
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,033
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,246
Sterling Capital Select Equity Fund | Institutional Shares, Sterling Capital Select Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.83%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	286
5 Years	rr_ExpenseExampleYear05	505
10 Years	rr_ExpenseExampleYear10	1,134
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(19.53%)
2003	rr_AnnualReturn2003	24.02%
2004	rr_AnnualReturn2004	12.56%
2005	rr_AnnualReturn2005	7.71%
2006	rr_AnnualReturn2006	21.46%
2007	rr_AnnualReturn2007	(5.97%)
2008	rr_AnnualReturn2008	(37.14%)
2009	rr_AnnualReturn2009	19.35%
2010	rr_AnnualReturn2010	11.69%
2011	rr_AnnualReturn2011	(3.73%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.83%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Select Equity Fund | Return Before Taxes | Class A Shares, Sterling Capital Select Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.60%)
5 Years	rr_AverageAnnualReturnYear05	(6.75%)
10 Years	rr_AverageAnnualReturnYear10	0.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 9, 1992
Sterling Capital Select Equity Fund | Return Before Taxes | Class B Shares, Sterling Capital Select Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
1 Year	rr_AverageAnnualReturnYear01	(8.55%)
5 Years	rr_AverageAnnualReturnYear05	(6.49%)
10 Years	rr_AverageAnnualReturnYear10	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1996
Sterling Capital Select Equity Fund | Return Before Taxes | Class C Shares, Sterling Capital Select Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
1 Year	rr_AverageAnnualReturnYear01	(4.79%)
5 Years	rr_AverageAnnualReturnYear05	(6.34%)
10 Years	rr_AverageAnnualReturnYear10	0.07%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001
Sterling Capital Select Equity Fund | Return Before Taxes | Institutional Shares, Sterling Capital Select Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.73%)
5 Years	rr_AverageAnnualReturnYear05	(5.38%)
10 Years	rr_AverageAnnualReturnYear10	1.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 9, 1992
Sterling Capital Select Equity Fund | Return After Taxes on Distributions | Class A Shares, Sterling Capital Select Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.74%)
5 Years	rr_AverageAnnualReturnYear05	(7.36%)
10 Years	rr_AverageAnnualReturnYear10	(0.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 9, 1992
Sterling Capital Select Equity Fund | Return After Taxes on Distributions | Institutional Shares, Sterling Capital Select Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.92%)
5 Years	rr_AverageAnnualReturnYear05	(6.03%)
10 Years	rr_AverageAnnualReturnYear10	0.21%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 9, 1992
Sterling Capital Select Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, Sterling Capital Select Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.05%)
5 Years	rr_AverageAnnualReturnYear05	(5.53%)
10 Years	rr_AverageAnnualReturnYear10	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 9, 1992
Sterling Capital Select Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares, Sterling Capital Select Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.17%)
5 Years	rr_AverageAnnualReturnYear05	(4.42%)
10 Years	rr_AverageAnnualReturnYear10	0.98%
Since Inception	rr_AverageAnnualReturnSinceInception	5.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 9, 1992
Sterling Capital Select Equity Fund | S&P 500�� Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1992
Sterling Capital Select Equity Fund | S&P 500�� Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1992
Sterling Capital Mid Value Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Mid Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.30%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $500 million and $22 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager utilizes both a quantitative and qualitative approach to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, high return on invested capital, and on attractive growth prospects. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change and progress cannot be demonstrated, to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or more attractive investment alternatives are identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 23.68% 09/30/09 Worst quarter: –22.07% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Mid Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Mid Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.30%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $500 million and $22 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager utilizes both a quantitative and qualitative approach to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, high return on invested capital, and on attractive growth prospects. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change and progress cannot be demonstrated, to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or more attractive investment alternatives are identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 23.69% 09/30/09 Worst quarter: -22.26% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Mid Value Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Mid Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.30%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $500 million and $22 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager utilizes both a quantitative and qualitative approach to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, high return on invested capital, and on attractive growth prospects. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change and progress cannot be demonstrated, to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or more attractive investment alternatives are identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class R Shares Annual Total Returns for years ended 12/31	[3]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 23.69% 09/30/09 Worst quarter: -22.26% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Mid Value Fund | Class A Shares, Sterling Capital Mid Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	689
3 Years	rr_ExpenseExampleYear03	931
5 Years	rr_ExpenseExampleYear05	1,192
10 Years	rr_ExpenseExampleYear10	1,935
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	689
3 Years	rr_ExpenseExampleNoRedemptionYear03	931
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,192
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,935
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(14.01%)
2003	rr_AnnualReturn2003	29.65%
2004	rr_AnnualReturn2004	19.38%
2005	rr_AnnualReturn2005	11.15%
2006	rr_AnnualReturn2006	19.48%
2007	rr_AnnualReturn2007	(2.51%)
2008	rr_AnnualReturn2008	(32.90%)
2009	rr_AnnualReturn2009	37.42%
2010	rr_AnnualReturn2010	20.05%
2011	rr_AnnualReturn2011	(3.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.68%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.07%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Mid Value Fund | Class B Shares, Sterling Capital Mid Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Redemption Fee	rr_RedemptionFee	none
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	597
3 Years	rr_ExpenseExampleYear03	909
5 Years	rr_ExpenseExampleYear05	1,147
10 Years	rr_ExpenseExampleYear10	2,070
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	609
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,070
Sterling Capital Mid Value Fund | Class C Shares, Sterling Capital Mid Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	197
3 Years	rr_ExpenseExampleYear03	609
5 Years	rr_ExpenseExampleYear05	1,047
10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	609
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,264
Sterling Capital Mid Value Fund | Institutional Shares, Sterling Capital Mid Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(13.80%)
2003	rr_AnnualReturn2003	29.94%
2004	rr_AnnualReturn2004	19.69%
2005	rr_AnnualReturn2005	11.44%
2006	rr_AnnualReturn2006	19.88%
2007	rr_AnnualReturn2007	(2.24%)
2008	rr_AnnualReturn2008	(33.02%)
2009	rr_AnnualReturn2009	37.90%
2010	rr_AnnualReturn2010	20.31%
2011	rr_AnnualReturn2011	(3.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.69%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Mid Value Fund | Class R Shares, Sterling Capital Mid Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R Shares
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	147
3 Years	rr_ExpenseExampleYear03	456
5 Years	rr_ExpenseExampleYear05	787
10 Years	rr_ExpenseExampleYear10	1,724
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(13.80%)	[3]
2003	rr_AnnualReturn2003	29.94%	[3]
2004	rr_AnnualReturn2004	19.69%	[3]
2005	rr_AnnualReturn2005	11.44%	[3]
2006	rr_AnnualReturn2006	19.88%	[3]
2007	rr_AnnualReturn2007	(2.24%)	[3]
2008	rr_AnnualReturn2008	(33.02%)	[3]
2009	rr_AnnualReturn2009	37.90%	[3]
2010	rr_AnnualReturn2010	20.31%	[3]
2011	rr_AnnualReturn2011	(3.84%)	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.69%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Mid Value Fund | Return Before Taxes | Class A Shares, Sterling Capital Mid Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.30%)
5 Years	rr_AverageAnnualReturnYear05	(0.43%)
10 Years	rr_AverageAnnualReturnYear10	5.64%
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Sterling Capital Mid Value Fund | Return Before Taxes | Class B Shares, Sterling Capital Mid Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
1 Year	rr_AverageAnnualReturnYear01	(8.19%)
5 Years	rr_AverageAnnualReturnYear05	(0.21%)
10 Years	rr_AverageAnnualReturnYear10	5.61%
Since Inception	rr_AverageAnnualReturnSinceInception	7.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 25, 2001
Sterling Capital Mid Value Fund | Return Before Taxes | Class C Shares, Sterling Capital Mid Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
1 Year	rr_AverageAnnualReturnYear01	(4.43%)
5 Years	rr_AverageAnnualReturnYear05	(0.05%)
10 Years	rr_AverageAnnualReturnYear10	5.44%
Since Inception	rr_AverageAnnualReturnSinceInception	7.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 25, 2001
Sterling Capital Mid Value Fund | Return Before Taxes | Institutional Shares, Sterling Capital Mid Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.46%)
5 Years	rr_AverageAnnualReturnYear05	0.96%
10 Years	rr_AverageAnnualReturnYear10	6.51%
Since Inception	rr_AverageAnnualReturnSinceInception	8.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Sterling Capital Mid Value Fund | Return Before Taxes | Class R Shares, Sterling Capital Mid Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.84%)
5 Years	rr_AverageAnnualReturnYear05	0.83%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.44%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.54%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Sterling Capital Mid Value Fund | Return After Taxes on Distributions | Class A Shares, Sterling Capital Mid Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.39%)
5 Years	rr_AverageAnnualReturnYear05	(0.91%)
10 Years	rr_AverageAnnualReturnYear10	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Sterling Capital Mid Value Fund | Return After Taxes on Distributions | Institutional Shares, Sterling Capital Mid Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.58%)
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Sterling Capital Mid Value Fund | Return After Taxes on Distributions | Class R Shares, Sterling Capital Mid Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.96%)
5 Years	rr_AverageAnnualReturnYear05	0.31%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.18%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Sterling Capital Mid Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, Sterling Capital Mid Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.94%)
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
10 Years	rr_AverageAnnualReturnYear10	4.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Sterling Capital Mid Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares, Sterling Capital Mid Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.10%)
5 Years	rr_AverageAnnualReturnYear05	0.65%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Sterling Capital Mid Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R Shares, Sterling Capital Mid Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.34%)
5 Years	rr_AverageAnnualReturnYear05	0.54%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.23%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1996
Sterling Capital Mid Value Fund | Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1996
Sterling Capital Mid Value Fund | Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1996
Sterling Capital Mid Value Fund | Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes) | Class R Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	0.04%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.67%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1996
Sterling Capital Small Value Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Small Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.02% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.02%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies. Currently, small capitalization companies are defined as companies whose market capitalization, at the time of purchase, is less than $3 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. U.S. traded equity securities are domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

Sterling Capital Management LLC’s (“Sterling Capital”), investment process focuses on attempting to identify securities that are priced below the estimated value of their underlying business. Sterling Capital examines factors it believes are relevant to the worth of an ongoing business using traditional fundamental securities analysis. Such factors may include balance sheet quality, sustainable earnings power, industry stability, capital intensity, reinvestment opportunities, and management talent.

Sterling Capital’s sell discipline is as important as its buy discipline. Sterling Capital reviews stocks that underperform their sector and may choose to sell those stocks which fail to demonstrate fundamental progress. Sterling Capital generally will not sell a security merely due to market appreciation outside the target capitalization range if it believes the company has growth potential.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small company stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31	[5]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 32.90% 06/30/09 Worst quarter: -27.72% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011	[5]
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Performance for Class A, Class B and Class C Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. Institutional Shares are not offered in this prospectus.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Small Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Small Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.02% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.02%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies. Currently, small capitalization companies are defined as companies whose market capitalization, at the time of purchase, is less than $3 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. U.S. traded equity securities are domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

Sterling Capital Management LLC’s (“Sterling Capital”) investment process focuses on attempting to identify securities that are priced below the estimated value of their underlying business. Sterling Capital examines factors it believes are relevant to the worth of an ongoing business using traditional fundamental securities analysis. Such factors may include balance sheet quality, sustainable earnings power, industry stability, capital intensity, reinvestment opportunities, and management talent.

Sterling Capital’s sell discipline is as important as its buy discipline. Sterling Capital reviews stocks that underperform their sector and may choose to sell those stocks which fail to demonstrate fundamental progress. Sterling Capital generally will not sell a security merely due to market appreciation outside the target capitalization range if it believes the company has growth potential.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small company stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31	[6]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 32.90% 06/30/09 Worst quarter: -27.72% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011	[6]
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Small Value Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Small Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.02% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.02%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies. Currently, small capitalization companies are defined as companies whose market capitalization, at the time of purchase, is less than $3 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. U.S. traded equity securities are domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

Sterling Capital Management LLC’s (“Sterling Capital”) investment process focuses on attempting to identify securities that are priced below the estimated value of their underlying business. Sterling Capital examines factors it believes are relevant to the worth of an ongoing business using traditional fundamental securities analysis. Such factors may include balance sheet quality, sustainable earnings power, industry stability, capital intensity, reinvestment opportunities, and management talent.

Sterling Capital’s sell discipline is as important as its buy discipline. Sterling Capital reviews stocks that underperform their sector and may choose to sell those stocks which fail to demonstrate fundamental progress. Sterling Capital generally will not sell a security merely due to market appreciation outside the target capitalization range if it believes the company has growth potential.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small company stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class R Shares Annual Total Returns for years ended 12/31	[7]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 32.90% 06/30/09 Worst quarter: -27.72% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Small Value Fund | Class A Shares, Sterling Capital Small Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	704
3 Years	rr_ExpenseExampleYear03	975
5 Years	rr_ExpenseExampleYear05	1,267
10 Years	rr_ExpenseExampleYear10	2,095
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	704
3 Years	rr_ExpenseExampleNoRedemptionYear03	975
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,267
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,095
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(17.03%)	[5]
2003	rr_AnnualReturn2003	41.75%	[5]
2004	rr_AnnualReturn2004	21.72%	[5]
2005	rr_AnnualReturn2005	2.00%	[5]
2006	rr_AnnualReturn2006	20.45%	[5]
2007	rr_AnnualReturn2007	(12.51%)	[5]
2008	rr_AnnualReturn2008	(32.63%)	[5]
2009	rr_AnnualReturn2009	54.51%	[5]
2010	rr_AnnualReturn2010	26.10%	[5]
2011	rr_AnnualReturn2011	(9.23%)	[5]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.72%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Small Value Fund | Class B Shares, Sterling Capital Small Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Redemption Fee	rr_RedemptionFee	none
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	612
3 Years	rr_ExpenseExampleYear03	955
5 Years	rr_ExpenseExampleYear05	1,224
10 Years	rr_ExpenseExampleYear10	2,229
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	212
3 Years	rr_ExpenseExampleNoRedemptionYear03	655
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,229
Sterling Capital Small Value Fund | Class C Shares, Sterling Capital Small Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	212
3 Years	rr_ExpenseExampleYear03	655
5 Years	rr_ExpenseExampleYear05	1,124
10 Years	rr_ExpenseExampleYear10	2,421
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	212
3 Years	rr_ExpenseExampleNoRedemptionYear03	655
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,421
Sterling Capital Small Value Fund | Institutional Shares, Sterling Capital Small Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(17.03%)	[6]
2003	rr_AnnualReturn2003	41.75%	[6]
2004	rr_AnnualReturn2004	21.72%	[6]
2005	rr_AnnualReturn2005	2.00%	[6]
2006	rr_AnnualReturn2006	20.45%	[6]
2007	rr_AnnualReturn2007	(12.51%)	[6]
2008	rr_AnnualReturn2008	(32.63%)	[6]
2009	rr_AnnualReturn2009	54.51%	[6]
2010	rr_AnnualReturn2010	26.10%	[6]
2011	rr_AnnualReturn2011	(9.00%)	[6]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.72%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Small Value Fund | Class R Shares, Sterling Capital Small Value Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R Shares
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	162
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,889
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(17.03%)	[7]
2003	rr_AnnualReturn2003	41.75%	[7]
2004	rr_AnnualReturn2004	21.72%	[7]
2005	rr_AnnualReturn2005	2.00%	[7]
2006	rr_AnnualReturn2006	20.45%	[7]
2007	rr_AnnualReturn2007	(12.51%)	[7]
2008	rr_AnnualReturn2008	(32.63%)	[7]
2009	rr_AnnualReturn2009	54.51%	[7]
2010	rr_AnnualReturn2010	26.10%	[7]
2011	rr_AnnualReturn2011	(8.73%)	[7]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.72%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Small Value Fund | Return Before Taxes | Class A Shares, Sterling Capital Small Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.47%)	[5]
5 Years	rr_AverageAnnualReturnYear05	(0.40%)	[5]
10 Years	rr_AverageAnnualReturnYear10	5.60%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
Sterling Capital Small Value Fund | Return Before Taxes | Class B Shares, Sterling Capital Small Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
1 Year	rr_AverageAnnualReturnYear01	(14.00%)	[5]
5 Years	rr_AverageAnnualReturnYear05	0.22%	[5]
10 Years	rr_AverageAnnualReturnYear10	6.08%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.65%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
Sterling Capital Small Value Fund | Return Before Taxes | Class C Shares, Sterling Capital Small Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
1 Year	rr_AverageAnnualReturnYear01	(9.96%)	[5]
5 Years	rr_AverageAnnualReturnYear05	0.50%	[5]
10 Years	rr_AverageAnnualReturnYear10	6.07%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.65%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
Sterling Capital Small Value Fund | Return Before Taxes | Institutional Shares, Sterling Capital Small Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.00%)	[6]
5 Years	rr_AverageAnnualReturnYear05	0.89%	[6]
10 Years	rr_AverageAnnualReturnYear10	6.28%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	8.79%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
Sterling Capital Small Value Fund | Return Before Taxes | Class R Shares, Sterling Capital Small Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.73%)
5 Years	rr_AverageAnnualReturnYear05	0.87%	[7]
10 Years	rr_AverageAnnualReturnYear10	6.27%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	8.78%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
Sterling Capital Small Value Fund | Return After Taxes on Distributions | Class A Shares, Sterling Capital Small Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(15.53%)	[5]
5 Years	rr_AverageAnnualReturnYear05	(1.59%)	[5]
10 Years	rr_AverageAnnualReturnYear10	4.02%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
Sterling Capital Small Value Fund | Return After Taxes on Distributions | Institutional Shares, Sterling Capital Small Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(10.12%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(0.32%)	[6]
10 Years	rr_AverageAnnualReturnYear10	4.68%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	7.08%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
Sterling Capital Small Value Fund | Return After Taxes on Distributions | Class R Shares, Sterling Capital Small Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.85%)
5 Years	rr_AverageAnnualReturnYear05	(0.34%)	[7]
10 Years	rr_AverageAnnualReturnYear10	4.68%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	7.08%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
Sterling Capital Small Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, Sterling Capital Small Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(8.01%)	[5]
5 Years	rr_AverageAnnualReturnYear05	(0.67%)	[5]
10 Years	rr_AverageAnnualReturnYear10	4.48%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
Sterling Capital Small Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares, Sterling Capital Small Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.37%)	[6]
5 Years	rr_AverageAnnualReturnYear05	0.41%	[6]
10 Years	rr_AverageAnnualReturnYear10	5.09%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
Sterling Capital Small Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R Shares, Sterling Capital Small Value Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.40%	[7]
10 Years	rr_AverageAnnualReturnYear10	5.08%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
Sterling Capital Small Value Fund | Russell 2000�� Value Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.50%)	[5]
5 Years	rr_AverageAnnualReturnYear05	(1.87%)	[5]
10 Years	rr_AverageAnnualReturnYear10	6.40%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 1997
Sterling Capital Small Value Fund | Russell 2000�� Value Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.50%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(1.87%)	[6]
10 Years	rr_AverageAnnualReturnYear10	6.40%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 1997
Sterling Capital Small Value Fund | Russell 2000�� Value Index (reflects no deductions for fees, expenses, or taxes) | Class R Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)	[7]
10 Years	rr_AverageAnnualReturnYear10	6.40%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 1997
Sterling Capital Special Opportunities Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Special Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.51%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments in debt instruments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt instruments and low for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 18.42% 06/30/09 Worst quarter: –22.28% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Special Opportunities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Special Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.51%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments in debt instruments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt instruments and low for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 18.48% 06/30/09 Worst quarter: -22.27% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Special Opportunities Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Special Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.51%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments in debt instruments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt instruments and low for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class R Shares Annual Total Returns for years ended 12/31	[3]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 18.48% 06/30/09 Worst quarter: -22.27% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Special Opportunities Fund | Class A Shares, Sterling Capital Special Opportunities Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	700
3 Years	rr_ExpenseExampleYear03	963
5 Years	rr_ExpenseExampleYear05	1,247
10 Years	rr_ExpenseExampleYear10	2,053
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	700
3 Years	rr_ExpenseExampleNoRedemptionYear03	963
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,247
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,053
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	27.38%
2005	rr_AnnualReturn2005	3.85%
2006	rr_AnnualReturn2006	21.41%
2007	rr_AnnualReturn2007	13.89%
2008	rr_AnnualReturn2008	(32.33%)
2009	rr_AnnualReturn2009	38.22%
2010	rr_AnnualReturn2010	13.30%
2011	rr_AnnualReturn2011	(4.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.42%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Special Opportunities Fund | Class B Shares, Sterling Capital Special Opportunities Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Redemption Fee	rr_RedemptionFee	none
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	608
3 Years	rr_ExpenseExampleYear03	943
5 Years	rr_ExpenseExampleYear05	1,203
10 Years	rr_ExpenseExampleYear10	2,187
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	643
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,187
Sterling Capital Special Opportunities Fund | Class C Shares, Sterling Capital Special Opportunities Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	208
3 Years	rr_ExpenseExampleYear03	643
5 Years	rr_ExpenseExampleYear05	1,103
10 Years	rr_ExpenseExampleYear10	2,379
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	643
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,379
Sterling Capital Special Opportunities Fund | Institutional Shares, Sterling Capital Special Opportunities Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	27.78%
2005	rr_AnnualReturn2005	4.10%
2006	rr_AnnualReturn2006	21.74%
2007	rr_AnnualReturn2007	14.11%
2008	rr_AnnualReturn2008	(32.15%)
2009	rr_AnnualReturn2009	38.49%
2010	rr_AnnualReturn2010	13.58%
2011	rr_AnnualReturn2011	(3.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.27%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Special Opportunities Fund | Class R Shares, Sterling Capital Special Opportunities Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R Shares
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	490
5 Years	rr_ExpenseExampleYear05	845
10 Years	rr_ExpenseExampleYear10	1,845
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	27.78%	[3]
2005	rr_AnnualReturn2005	4.10%	[3]
2006	rr_AnnualReturn2006	21.74%	[3]
2007	rr_AnnualReturn2007	14.11%	[3]
2008	rr_AnnualReturn2008	(32.15%)	[3]
2009	rr_AnnualReturn2009	38.49%	[3]
2010	rr_AnnualReturn2010	13.58%	[3]
2011	rr_AnnualReturn2011	(4.21%)	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.27%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Special Opportunities Fund | Return Before Taxes | Class A Shares, Sterling Capital Special Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.52%)
5 Years	rr_AverageAnnualReturnYear05	1.78%
Since Inception	rr_AverageAnnualReturnSinceInception	8.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003
Sterling Capital Special Opportunities Fund | Return Before Taxes | Class B Shares, Sterling Capital Special Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
1 Year	rr_AverageAnnualReturnYear01	(8.45%)
5 Years	rr_AverageAnnualReturnYear05	2.03%
Since Inception	rr_AverageAnnualReturnSinceInception	8.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003
Sterling Capital Special Opportunities Fund | Return Before Taxes | Class C Shares, Sterling Capital Special Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
1 Year	rr_AverageAnnualReturnYear01	(4.71%)
5 Years	rr_AverageAnnualReturnYear05	2.21%
Since Inception	rr_AverageAnnualReturnSinceInception	8.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003
Sterling Capital Special Opportunities Fund | Return Before Taxes | Institutional Shares, Sterling Capital Special Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.71%)
5 Years	rr_AverageAnnualReturnYear05	3.24%
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003
Sterling Capital Special Opportunities Fund | Return Before Taxes | Class R Shares, Sterling Capital Special Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.21%)
5 Years	rr_AverageAnnualReturnYear05	3.13%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.79%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003
Sterling Capital Special Opportunities Fund | Return After Taxes on Distributions | Class A Shares, Sterling Capital Special Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.77%)
5 Years	rr_AverageAnnualReturnYear05	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	8.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003
Sterling Capital Special Opportunities Fund | Return After Taxes on Distributions | Institutional Shares, Sterling Capital Special Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.97%)
5 Years	rr_AverageAnnualReturnYear05	2.83%
Since Inception	rr_AverageAnnualReturnSinceInception	9.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003
Sterling Capital Special Opportunities Fund | Return After Taxes on Distributions | Class R Shares, Sterling Capital Special Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.48%)
5 Years	rr_AverageAnnualReturnYear05	2.72%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.14%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003
Sterling Capital Special Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, Sterling Capital Special Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.85%)
5 Years	rr_AverageAnnualReturnYear05	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003
Sterling Capital Special Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares, Sterling Capital Special Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.07%)
5 Years	rr_AverageAnnualReturnYear05	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	8.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003
Sterling Capital Special Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R Shares, Sterling Capital Special Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.40%)
5 Years	rr_AverageAnnualReturnYear05	2.58%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.46%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003
Sterling Capital Special Opportunities Fund | S&P 500�� Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2003
Sterling Capital Special Opportunities Fund | S&P 500�� Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2003
Sterling Capital Special Opportunities Fund | S&P 500�� Index (reflects no deductions for fees, expenses, or taxes) | Class R Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2003
Sterling Capital Equity Income Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth and current income.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.64%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a primary consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the portfolio manager believes to be their long-term investment value.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 13.32% 06/30/09 Worst quarter: -17.53% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Equity Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth and current income.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.64%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a primary consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the portfolio manager believes to be their long-term investment value.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 13.48% 06/30/09 Worst quarter: -17.53% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Equity Income Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth and current income.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.64%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a primary consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the portfolio manager believes to be their long-term investment value.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class R Shares Annual Total Returns for years ended 12/31	[3]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 13.48% 06/30/09 Worst quarter: -17.53% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Equity Income Fund | Class A Shares, Sterling Capital Equity Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	691
3 Years	rr_ExpenseExampleYear03	937
5 Years	rr_ExpenseExampleYear05	1,202
10 Years	rr_ExpenseExampleYear10	1,957
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	691
3 Years	rr_ExpenseExampleNoRedemptionYear03	937
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,202
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,957
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	10.69%
2006	rr_AnnualReturn2006	21.83%
2007	rr_AnnualReturn2007	9.58%
2008	rr_AnnualReturn2008	(25.87%)
2009	rr_AnnualReturn2009	22.92%
2010	rr_AnnualReturn2010	16.01%
2011	rr_AnnualReturn2011	7.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.32%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.53%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Equity Income Fund | Class B Shares, Sterling Capital Equity Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Redemption Fee	rr_RedemptionFee	none
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	599
3 Years	rr_ExpenseExampleYear03	915
5 Years	rr_ExpenseExampleYear05	1,157
10 Years	rr_ExpenseExampleYear10	2,091
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	199
3 Years	rr_ExpenseExampleNoRedemptionYear03	615
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,091
Sterling Capital Equity Income Fund | Class C Shares, Sterling Capital Equity Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	199
3 Years	rr_ExpenseExampleYear03	615
5 Years	rr_ExpenseExampleYear05	1,057
10 Years	rr_ExpenseExampleYear10	2,285
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	199
3 Years	rr_ExpenseExampleNoRedemptionYear03	615
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,285
Sterling Capital Equity Income Fund | Institutional Shares, Sterling Capital Equity Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	11.01%
2006	rr_AnnualReturn2006	22.18%
2007	rr_AnnualReturn2007	9.82%
2008	rr_AnnualReturn2008	(25.73%)
2009	rr_AnnualReturn2009	23.29%
2010	rr_AnnualReturn2010	16.34%
2011	rr_AnnualReturn2011	8.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.53%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Equity Income Fund | Class R Shares, Sterling Capital Equity Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R Shares
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	797
10 Years	rr_ExpenseExampleYear10	1,746
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	11.01%	[3]
2006	rr_AnnualReturn2006	22.18%	[3]
2007	rr_AnnualReturn2007	9.82%	[3]
2008	rr_AnnualReturn2008	(25.73%)	[3]
2009	rr_AnnualReturn2009	23.29%	[3]
2010	rr_AnnualReturn2010	16.34%	[3]
2011	rr_AnnualReturn2011	7.90%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.53%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Equity Income Fund | Return Before Taxes | Class A Shares, Sterling Capital Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Sterling Capital Equity Income Fund | Return Before Taxes | Class B Shares, Sterling Capital Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Sterling Capital Equity Income Fund | Return Before Taxes | Class C Shares, Sterling Capital Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
1 Year	rr_AverageAnnualReturnYear01	7.16%
5 Years	rr_AverageAnnualReturnYear05	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Sterling Capital Equity Income Fund | Return Before Taxes | Institutional Shares, Sterling Capital Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.19%
5 Years	rr_AverageAnnualReturnYear05	4.83%
Since Inception	rr_AverageAnnualReturnSinceInception	9.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Sterling Capital Equity Income Fund | Return Before Taxes | Class R Shares, Sterling Capital Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.90%
5 Years	rr_AverageAnnualReturnYear05	4.65%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Sterling Capital Equity Income Fund | Return After Taxes on Distributions | Class A Shares, Sterling Capital Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.51%
5 Years	rr_AverageAnnualReturnYear05	2.88%
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Sterling Capital Equity Income Fund | Return After Taxes on Distributions | Institutional Shares, Sterling Capital Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.92%
5 Years	rr_AverageAnnualReturnYear05	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	8.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Sterling Capital Equity Income Fund | Return After Taxes on Distributions | Class R Shares, Sterling Capital Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.67%
5 Years	rr_AverageAnnualReturnYear05	4.15%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.63%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Sterling Capital Equity Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, Sterling Capital Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.40%
5 Years	rr_AverageAnnualReturnYear05	2.78%
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Sterling Capital Equity Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares, Sterling Capital Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Sterling Capital Equity Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R Shares, Sterling Capital Equity Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.43%
5 Years	rr_AverageAnnualReturnYear05	3.91%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Sterling Capital Equity Income Fund | S&P 500�� Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Sterling Capital Equity Income Fund | S&P 500�� Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Sterling Capital Equity Income Fund | S&P 500�� Index (reflects no deductions for fees, expenses, or taxes) | Class R Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Sterling Capital Short-Term Bond Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Short-Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and competitive total return.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120.09% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.09%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investment grade fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; and (v) U.S. dollar-denominated foreign and emerging market securities. Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years. The Fund’s dollar-weighted average maturity is expected to be more than 1 year but less than 3 years.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investment grade fixed income securities (bonds).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2.45% 12/31/08 Worst quarter: –1.39% 06/30/04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Short-Term Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Short-Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and competitive total return.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120.09% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.09%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investment grade fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; and (v) U.S. dollar-denominated foreign and emerging market securities. Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years. The Fund’s dollar-weighted average maturity is expected to be more than 1 year but less than 3 years.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investment grade fixed income securities (bonds).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2.62% 12/31/08 Worst quarter: -1.32% 06/30/04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Short-Term Bond Fund | Class A Shares, Sterling Capital Short-Term Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	329
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	678
10 Years	rr_ExpenseExampleYear10	1,203
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	329
3 Years	rr_ExpenseExampleNoRedemptionYear03	496
5 Years	rr_ExpenseExampleNoRedemptionYear05	678
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,203
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	5.67%
2003	rr_AnnualReturn2003	0.91%
2004	rr_AnnualReturn2004	0.83%
2005	rr_AnnualReturn2005	1.17%
2006	rr_AnnualReturn2006	3.70%
2007	rr_AnnualReturn2007	5.62%
2008	rr_AnnualReturn2008	4.81%
2009	rr_AnnualReturn2009	2.29%
2010	rr_AnnualReturn2010	1.81%
2011	rr_AnnualReturn2011	1.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.45%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.39%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Sterling Capital Short-Term Bond Fund | Class C Shares, Sterling Capital Short-Term Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	1,834
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	157
3 Years	rr_ExpenseExampleNoRedemptionYear03	486
5 Years	rr_ExpenseExampleNoRedemptionYear05	839
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,834
Sterling Capital Short-Term Bond Fund | Institutional Shares, Sterling Capital Short-Term Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	677
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	5.90%
2003	rr_AnnualReturn2003	1.23%
2004	rr_AnnualReturn2004	0.98%
2005	rr_AnnualReturn2005	1.43%
2006	rr_AnnualReturn2006	3.85%
2007	rr_AnnualReturn2007	5.99%
2008	rr_AnnualReturn2008	5.07%
2009	rr_AnnualReturn2009	2.44%
2010	rr_AnnualReturn2010	2.06%
2011	rr_AnnualReturn2011	1.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Sterling Capital Short-Term Bond Fund | Return Before Taxes | Class A Shares, Sterling Capital Short-Term Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.02%)	[8]
5 Years	rr_AverageAnnualReturnYear05	2.69%	[8]
10 Years	rr_AverageAnnualReturnYear10	2.57%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1992
Sterling Capital Short-Term Bond Fund | Return Before Taxes | Institutional Shares, Sterling Capital Short-Term Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1992
Sterling Capital Short-Term Bond Fund | Return After Taxes on Distributions | Class A Shares, Sterling Capital Short-Term Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.25%)	[8]
5 Years	rr_AverageAnnualReturnYear05	1.48%	[8]
10 Years	rr_AverageAnnualReturnYear10	1.35%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1992
Sterling Capital Short-Term Bond Fund | Return After Taxes on Distributions | Institutional Shares, Sterling Capital Short-Term Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.48%
5 Years	rr_AverageAnnualReturnYear05	2.15%
10 Years	rr_AverageAnnualReturnYear10	1.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1992
Sterling Capital Short-Term Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, Sterling Capital Short-Term Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.67%)	[8]
5 Years	rr_AverageAnnualReturnYear05	1.59%	[8]
10 Years	rr_AverageAnnualReturnYear10	1.47%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1992
Sterling Capital Short-Term Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares, Sterling Capital Short-Term Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.18%
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1992
Sterling Capital Short-Term Bond Fund | BofA Merrill Lynch 1-3 Year US Corporate Government Bond Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-3 Year US Corporate Government Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.56%
5 Years	rr_AverageAnnualReturnYear05	3.94%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1992
Sterling Capital Short-Term Bond Fund | BofA Merrill Lynch 1-3 Year US Corporate Government Bond Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-3 Year US Corporate Government Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.56%
5 Years	rr_AverageAnnualReturnYear05	3.94%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1992
Sterling Capital Intermediate U.S. Government Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Intermediate U.S. Government Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income consistent with the preservation of capital.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.62%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities (“U.S. government securities”). Bonds for this purpose include Treasury bills (maturities of less than one year), bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. government. The Fund invests, under normal market conditions, in U.S. government securities, some of which may be subject to repurchase agreements, or in “high grade” (rated at the time of purchase in one of the three highest rating categories by a nationally recognized statistical rating organization or are determined by the portfolio manager to be of comparable quality) mortgage-backed securities, including collateralized mortgage obligations.

The Fund will also invest in short-term obligations, asset-backed securities, corporate bonds and the shares of other investment companies. The Fund will maintain an average duration between 2.5 and 7 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual securities selection. The portfolio manager sets and continually adjusts a target for the interest rate sensitivity of the Fund’s holdings based upon expectations about interest rates and other economic factors. The portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The portfolio manager may consider selling a security owned by the Fund to manage the Fund’s price sensitivity, to reposition the Fund to a more favorable portion of the yield curve, or to purchase securities that the portfolio manager believes offer greater total return potential than existing holdings.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities (“U.S. government securities”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Mortgage-Backed Securities Risk: Mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 5.67% 12/31/08 Worst quarter: -2.52% 06/30/04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Intermediate U.S. Government Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Intermediate U.S. Government Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income consistent with the preservation of capital.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.62%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities (“U.S. government securities”). Bonds for this purpose include Treasury bills (maturities of less than one year), bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. government. The Fund invests, under normal market conditions, in U.S. government securities, some of which may be subject to repurchase agreements, or in “high grade” (rated at the time of purchase in one of the three highest rating categories by a nationally recognized statistical rating organization or are determined by the portfolio manager to be of comparable quality) mortgage-backed securities, including collateralized mortgage obligations.

The Fund will also invest in short-term obligations, asset-backed securities, corporate bonds and the shares of other investment companies. The Fund will maintain an average duration between 2.5 and 7 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual securities selection. The portfolio manager sets and continually adjusts a target for the interest rate sensitivity of the Fund’s holdings based upon expectations about interest rates and other economic factors. The portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The portfolio manager may consider selling a security owned by the Fund to manage the Fund’s price sensitivity, to reposition the Fund to a more favorable portion of the yield curve, or to purchase securities that the portfolio manager believes offer greater total return potential than existing holdings.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities (“U.S. government securities”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Mortgage-Backed Securities Risk: Mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 5.64% 09/30/02 Worst quarter: -2.45% 06/30/04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Intermediate U.S. Government Fund | Class A Shares, Sterling Capital Intermediate U.S. Government Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	345
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	768
10 Years	rr_ExpenseExampleYear10	1,399
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	345
3 Years	rr_ExpenseExampleNoRedemptionYear03	548
5 Years	rr_ExpenseExampleNoRedemptionYear05	768
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,399
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	10.38%
2003	rr_AnnualReturn2003	2.01%
2004	rr_AnnualReturn2004	2.10%
2005	rr_AnnualReturn2005	1.64%
2006	rr_AnnualReturn2006	3.96%
2007	rr_AnnualReturn2007	6.75%
2008	rr_AnnualReturn2008	7.97%
2009	rr_AnnualReturn2009	2.94%
2010	rr_AnnualReturn2010	3.38%
2011	rr_AnnualReturn2011	5.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.52%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Sterling Capital Intermediate U.S. Government Fund | Class B Shares, Sterling Capital Intermediate U.S. Government Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Redemption Fee	rr_RedemptionFee	none
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	574
3 Years	rr_ExpenseExampleYear03	839
5 Years	rr_ExpenseExampleYear05	1,028
10 Years	rr_ExpenseExampleYear10	1,821
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	539
5 Years	rr_ExpenseExampleNoRedemptionYear05	928
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,821
Sterling Capital Intermediate U.S. Government Fund | Class C Shares, Sterling Capital Intermediate U.S. Government Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	174
3 Years	rr_ExpenseExampleYear03	539
5 Years	rr_ExpenseExampleYear05	928
10 Years	rr_ExpenseExampleYear10	2,019
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	539
5 Years	rr_ExpenseExampleNoRedemptionYear05	928
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,019
Sterling Capital Intermediate U.S. Government Fund | Institutional Shares, Sterling Capital Intermediate U.S. Government Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	883
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	10.75%
2003	rr_AnnualReturn2003	2.17%
2004	rr_AnnualReturn2004	2.35%
2005	rr_AnnualReturn2005	1.89%
2006	rr_AnnualReturn2006	4.32%
2007	rr_AnnualReturn2007	6.90%
2008	rr_AnnualReturn2008	8.23%
2009	rr_AnnualReturn2009	3.19%
2010	rr_AnnualReturn2010	3.64%
2011	rr_AnnualReturn2011	6.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.64%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.45%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Sterling Capital Intermediate U.S. Government Fund | Return Before Taxes | Class A Shares, Sterling Capital Intermediate U.S. Government Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.34%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	4.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 9, 1992
Sterling Capital Intermediate U.S. Government Fund | Return Before Taxes | Class B Shares, Sterling Capital Intermediate U.S. Government Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
1 Year	rr_AverageAnnualReturnYear01	1.31%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1996
Sterling Capital Intermediate U.S. Government Fund | Return Before Taxes | Class C Shares, Sterling Capital Intermediate U.S. Government Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
1 Year	rr_AverageAnnualReturnYear01	5.31%
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001
Sterling Capital Intermediate U.S. Government Fund | Return Before Taxes | Institutional Shares, Sterling Capital Intermediate U.S. Government Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.35%
5 Years	rr_AverageAnnualReturnYear05	5.65%
10 Years	rr_AverageAnnualReturnYear10	4.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 9, 1992
Sterling Capital Intermediate U.S. Government Fund | Return After Taxes on Distributions | Class A Shares, Sterling Capital Intermediate U.S. Government Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.32%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	3.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 9, 1992
Sterling Capital Intermediate U.S. Government Fund | Return After Taxes on Distributions | Institutional Shares, Sterling Capital Intermediate U.S. Government Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	4.28%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 9, 1992
Sterling Capital Intermediate U.S. Government Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, Sterling Capital Intermediate U.S. Government Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.15%
5 Years	rr_AverageAnnualReturnYear05	3.41%
10 Years	rr_AverageAnnualReturnYear10	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 9, 1992
Sterling Capital Intermediate U.S. Government Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares, Sterling Capital Intermediate U.S. Government Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.10%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 9, 1992
Sterling Capital Intermediate U.S. Government Fund | Barclays Capital Intermediate Government Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Government Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.08%
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1992
Sterling Capital Intermediate U.S. Government Fund | Barclays Capital Intermediate Government Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Government Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.08%
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1992
Sterling Capital Total Return Bond Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Total Return Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income and a competitive total return.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131.87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.87%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks above-average total return through any combination of current income and capital appreciation. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. The Fund also may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or are determined by the portfolio manager to be of comparable quality) corporate bonds. Up to 25% of the Fund’s total assets may be invested in either, or a combination of, (i) bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds and/or (ii) non-dollar denominated foreign and emerging market bonds.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio manager finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed Securities Risk: Mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 6.30% 09/30/09 Worst quarter: -3.19% 06/30/04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Total Return Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Total Return Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income and a competitive total return.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131.87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.87%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks above-average total return through any combination of current income and capital appreciation. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. The Fund also may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or are determined by the portfolio manager to be of comparable quality) corporate bonds. Up to 25% of the Fund’s total assets may be invested in either, or a combination of, (i) bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds and/or (ii) non-dollar denominated foreign and emerging market bonds.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio manager finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps, and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed Securities Risk: Mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 6.36% 09/30/09 Worst quarter: -3.22% 06/30/04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Total Return Bond Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Total Return Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income and a competitive total return.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131.87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.87%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks above-average total return through any combination of current income and capital appreciation. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. The Fund also may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or are determined by the portfolio manager to be of comparable quality) corporate bonds. Up to 25% of the Fund’s total assets may be invested in either, or a combination of, (i) bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds and/or (ii) non-dollar denominated foreign and emerging market bonds.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio manager finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed Securities Risk: Mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class R Shares Annual Total Returns for years ended 12/31	[3]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 6.36% 09/30/09 Worst quarter: -3.22% 06/30/04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Total Return Bond Fund | Class A Shares, Sterling Capital Total Return Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	656
3 Years	rr_ExpenseExampleYear03	828
5 Years	rr_ExpenseExampleYear05	1,014
10 Years	rr_ExpenseExampleYear10	1,553
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	656
3 Years	rr_ExpenseExampleNoRedemptionYear03	828
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,014
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,553
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	7.53%
2003	rr_AnnualReturn2003	6.76%
2004	rr_AnnualReturn2004	3.85%
2005	rr_AnnualReturn2005	1.54%
2006	rr_AnnualReturn2006	3.96%
2007	rr_AnnualReturn2007	6.08%
2008	rr_AnnualReturn2008	2.28%
2009	rr_AnnualReturn2009	11.43%
2010	rr_AnnualReturn2010	7.72%
2011	rr_AnnualReturn2011	6.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.30%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.19%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Sterling Capital Total Return Bond Fund | Class B Shares, Sterling Capital Total Return Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Redemption Fee	rr_RedemptionFee	none
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	562
3 Years	rr_ExpenseExampleYear03	802
5 Years	rr_ExpenseExampleYear05	966
10 Years	rr_ExpenseExampleYear10	1,688
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	502
5 Years	rr_ExpenseExampleNoRedemptionYear05	866
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,688
Sterling Capital Total Return Bond Fund | Class C Shares, Sterling Capital Total Return Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	162
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,889
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	502
5 Years	rr_ExpenseExampleNoRedemptionYear05	866
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,889
Sterling Capital Total Return Bond Fund | Institutional Shares, Sterling Capital Total Return Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	738
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	7.88%
2003	rr_AnnualReturn2003	7.01%
2004	rr_AnnualReturn2004	4.01%
2005	rr_AnnualReturn2005	1.79%
2006	rr_AnnualReturn2006	4.31%
2007	rr_AnnualReturn2007	6.34%
2008	rr_AnnualReturn2008	2.53%
2009	rr_AnnualReturn2009	11.70%
2010	rr_AnnualReturn2010	7.98%
2011	rr_AnnualReturn2011	6.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.36%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.22%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Sterling Capital Total Return Bond Fund | Class R Shares, Sterling Capital Total Return Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R Shares
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	7.88%	[3]
2003	rr_AnnualReturn2003	7.01%	[3]
2004	rr_AnnualReturn2004	4.01%	[3]
2005	rr_AnnualReturn2005	1.79%	[3]
2006	rr_AnnualReturn2006	4.31%	[3]
2007	rr_AnnualReturn2007	6.34%	[3]
2008	rr_AnnualReturn2008	2.53%	[3]
2009	rr_AnnualReturn2009	11.70%	[3]
2010	rr_AnnualReturn2010	7.98%	[3]
2011	rr_AnnualReturn2011	6.21%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.36%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.22%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Sterling Capital Total Return Bond Fund | Return Before Taxes | Class A Shares, Sterling Capital Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.37%
5 Years	rr_AverageAnnualReturnYear05	5.50%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 1999
Sterling Capital Total Return Bond Fund | Return Before Taxes | Class B Shares, Sterling Capital Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
1 Year	rr_AverageAnnualReturnYear01	1.59%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 1999
Sterling Capital Total Return Bond Fund | Return Before Taxes | Class C Shares, Sterling Capital Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10	4.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001
Sterling Capital Total Return Bond Fund | Return Before Taxes | Institutional Shares, Sterling Capital Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.73%
5 Years	rr_AverageAnnualReturnYear05	7.02%
10 Years	rr_AverageAnnualReturnYear10	5.99%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 1999
Sterling Capital Total Return Bond Fund | Return Before Taxes | Class R Shares, Sterling Capital Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.21%
5 Years	rr_AverageAnnualReturnYear05	6.76%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.87%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.25%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 1999
Sterling Capital Total Return Bond Fund | Return After Taxes on Distributions | Class A Shares, Sterling Capital Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.41%)
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 1999
Sterling Capital Total Return Bond Fund | Return After Taxes on Distributions | Institutional Shares, Sterling Capital Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.75%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	4.14%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 1999
Sterling Capital Total Return Bond Fund | Return After Taxes on Distributions | Class R Shares, Sterling Capital Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.39%
5 Years	rr_AverageAnnualReturnYear05	4.88%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.02%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 1999
Sterling Capital Total Return Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, Sterling Capital Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.67%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 1999
Sterling Capital Total Return Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares, Sterling Capital Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.82%
5 Years	rr_AverageAnnualReturnYear05	4.94%
10 Years	rr_AverageAnnualReturnYear10	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 1999
Sterling Capital Total Return Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R Shares, Sterling Capital Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.49%
5 Years	rr_AverageAnnualReturnYear05	4.71%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.94%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 1999
Sterling Capital Total Return Bond Fund | Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1999
Sterling Capital Total Return Bond Fund | Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1999
Sterling Capital Total Return Bond Fund | Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes) | Class R Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.78%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1999
Sterling Capital Kentucky Intermediate Tax-Free Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Kentucky Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and Kentucky income taxes consistent with preservation of capital.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.73%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Kentucky personal income tax (“Kentucky Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Kentucky and its political subdivisions, that provide income exempt from both federal income tax and Kentucky income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Kentucky municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Kentucky personal income tax (“Kentucky Tax-Exempt Obligations”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Kentucky and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Kentucky than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4.65% 09/30/09 Worst quarter: -2.84% 12/31/10
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Kentucky Intermediate Tax-Free Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Kentucky Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and Kentucky income taxes consistent with preservation of capital.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.73%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Kentucky personal income tax (“Kentucky Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Kentucky and its political subdivisions, that provide income exempt from both federal income tax and Kentucky income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Kentucky municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Kentucky personal income tax (“Kentucky Tax-Exempt Obligations”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Kentucky and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Kentucky than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4.72% 09/30/09 Worst quarter: -2.70% 12/31/10
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Kentucky Intermediate Tax-Free Fund | Class A Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	348
3 Years	rr_ExpenseExampleYear03	557
5 Years	rr_ExpenseExampleYear05	783
10 Years	rr_ExpenseExampleYear10	1,433
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	348
3 Years	rr_ExpenseExampleNoRedemptionYear03	557
5 Years	rr_ExpenseExampleNoRedemptionYear05	783
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,433
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	2.29%
2005	rr_AnnualReturn2005	1.03%
2006	rr_AnnualReturn2006	4.09%
2007	rr_AnnualReturn2007	3.44%
2008	rr_AnnualReturn2008	2.34%
2009	rr_AnnualReturn2009	9.31%
2010	rr_AnnualReturn2010	2.76%
2011	rr_AnnualReturn2011	8.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.65%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Sterling Capital Kentucky Intermediate Tax-Free Fund | Class C Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	177
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	944
10 Years	rr_ExpenseExampleYear10	2,052
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	177
3 Years	rr_ExpenseExampleNoRedemptionYear03	548
5 Years	rr_ExpenseExampleNoRedemptionYear05	944
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,052
Sterling Capital Kentucky Intermediate Tax-Free Fund | Institutional Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	2.34%
2005	rr_AnnualReturn2005	1.38%
2006	rr_AnnualReturn2006	4.25%
2007	rr_AnnualReturn2007	3.81%
2008	rr_AnnualReturn2008	2.60%
2009	rr_AnnualReturn2009	9.49%
2010	rr_AnnualReturn2010	3.11%
2011	rr_AnnualReturn2011	8.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.72%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.70%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Sterling Capital Kentucky Intermediate Tax-Free Fund | Return Before Taxes | Class A Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.70%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.69%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2003
Sterling Capital Kentucky Intermediate Tax-Free Fund | Return Before Taxes | Institutional Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.62%
5 Years	rr_AverageAnnualReturnYear05	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2003
Sterling Capital Kentucky Intermediate Tax-Free Fund | Return After Taxes on Distributions | Class A Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.66%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.55%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2003
Sterling Capital Kentucky Intermediate Tax-Free Fund | Return After Taxes on Distributions | Institutional Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.58%
5 Years	rr_AverageAnnualReturnYear05	5.35%
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2003
Sterling Capital Kentucky Intermediate Tax-Free Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.72%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.38%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2003
Sterling Capital Kentucky Intermediate Tax-Free Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares, Sterling Capital Kentucky Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.73%
5 Years	rr_AverageAnnualReturnYear05	5.12%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2003
Sterling Capital Kentucky Intermediate Tax-Free Fund | B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	B of A Merrill Lynch 2-17 Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.68%	[9]
5 Years	rr_AverageAnnualReturnYear05	5.84%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2003
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the 'New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.
Sterling Capital Kentucky Intermediate Tax-Free Fund | B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	B of A Merrill Lynch 2-17 Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.68%	[9]
5 Years	rr_AverageAnnualReturnYear05	5.84%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2003
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the “New Benchmark”), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.
Sterling Capital Kentucky Intermediate Tax-Free Fund | Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 7-Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	6.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2003
Sterling Capital Kentucky Intermediate Tax-Free Fund | Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 7-Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	6.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2003
Sterling Capital Maryland Intermediate Tax-Free Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Maryland Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and Maryland income taxes consistent with preservation of capital.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.89% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.89%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Maryland personal income tax (“Maryland Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of Maryland and its political subdivisions, that provide income exempt from both federal personal income tax and Maryland personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Maryland municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Maryland personal income tax (“Maryland Tax-Exempt Obligations”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Maryland and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Maryland than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4.40% 03/31/09 Worst quarter: -2.54% 12/31/10
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Maryland Intermediate Tax-Free Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Maryland Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and Maryland income taxes consistent with preservation of capital.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.89% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.89%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Maryland personal income tax (“Maryland Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of Maryland and its political subdivisions, that provide income exempt from both federal personal income tax and Maryland personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Maryland municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Maryland personal income tax (“Maryland Tax-Exempt Obligations”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Maryland and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Maryland than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4.45% 03/31/09 Worst quarter: -2.38% 12/31/10
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Maryland Intermediate Tax-Free Fund | Class A Shares, Sterling Capital Maryland Intermediate Tax-Free Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	346
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	773
10 Years	rr_ExpenseExampleYear10	1,410
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	346
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	773
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,410
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	2.14%
2005	rr_AnnualReturn2005	1.38%
2006	rr_AnnualReturn2006	4.09%
2007	rr_AnnualReturn2007	4.42%
2008	rr_AnnualReturn2008	2.50%
2009	rr_AnnualReturn2009	10.59%
2010	rr_AnnualReturn2010	2.30%
2011	rr_AnnualReturn2011	7.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.54%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Sterling Capital Maryland Intermediate Tax-Free Fund | Class C Shares, Sterling Capital Maryland Intermediate Tax-Free Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	175
3 Years	rr_ExpenseExampleYear03	542
5 Years	rr_ExpenseExampleYear05	933
10 Years	rr_ExpenseExampleYear10	2,030
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	175
3 Years	rr_ExpenseExampleNoRedemptionYear03	542
5 Years	rr_ExpenseExampleNoRedemptionYear05	933
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,030
Sterling Capital Maryland Intermediate Tax-Free Fund | Institutional Shares, Sterling Capital Maryland Intermediate Tax-Free Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	2.39%
2005	rr_AnnualReturn2005	1.62%
2006	rr_AnnualReturn2006	4.34%
2007	rr_AnnualReturn2007	4.67%
2008	rr_AnnualReturn2008	2.76%
2009	rr_AnnualReturn2009	10.75%
2010	rr_AnnualReturn2010	2.65%
2011	rr_AnnualReturn2011	8.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.45%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.38%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Sterling Capital Maryland Intermediate Tax-Free Fund | Return Before Taxes | Class A Shares, Sterling Capital Maryland Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.16%	[10]
5 Years	rr_AverageAnnualReturnYear05	4.96%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2003
Sterling Capital Maryland Intermediate Tax-Free Fund | Return Before Taxes | Institutional Shares, Sterling Capital Maryland Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.14%
5 Years	rr_AverageAnnualReturnYear05	5.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2003
Sterling Capital Maryland Intermediate Tax-Free Fund | Return After Taxes on Distributions | Class A Shares, Sterling Capital Maryland Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.06%	[10]
5 Years	rr_AverageAnnualReturnYear05	4.88%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2003
Sterling Capital Maryland Intermediate Tax-Free Fund | Return After Taxes on Distributions | Institutional Shares, Sterling Capital Maryland Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.03%
5 Years	rr_AverageAnnualReturnYear05	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2003
Sterling Capital Maryland Intermediate Tax-Free Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, Sterling Capital Maryland Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.37%	[10]
5 Years	rr_AverageAnnualReturnYear05	4.62%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2003
Sterling Capital Maryland Intermediate Tax-Free Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares, Sterling Capital Maryland Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.43%
5 Years	rr_AverageAnnualReturnYear05	5.35%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2003
Sterling Capital Maryland Intermediate Tax-Free Fund | B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	B of A Merrill Lynch 2-17 Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.68%	[9]
5 Years	rr_AverageAnnualReturnYear05	5.84%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2003
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.
Sterling Capital Maryland Intermediate Tax-Free Fund | B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	B of A Merrill Lynch 2-17 Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.68%	[9]
5 Years	rr_AverageAnnualReturnYear05	5.84%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2003
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the “New Benchmark”), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.
Sterling Capital Maryland Intermediate Tax-Free Fund | Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 7-Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	6.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2003
Sterling Capital Maryland Intermediate Tax-Free Fund | Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 7-Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	6.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2003
Sterling Capital North Carolina Intermediate Tax-Free Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital North Carolina Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.15%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of North Carolina and its political subdivisions, that provide income exempt from both federal personal income tax and North Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in North Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by North Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4.81% 09/30/09 Worst quarter: -2.65% 12/31/10
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital North Carolina Intermediate Tax-Free Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital North Carolina Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.15%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of North Carolina and its political subdivisions, that provide income exempt from both federal personal income tax and North Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in North Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by North Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4.97% 09/30/09 Worst quarter: -2.59% 12/31/10
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital North Carolina Intermediate Tax-Free Fund | Class A Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	343
3 Years	rr_ExpenseExampleYear03	539
5 Years	rr_ExpenseExampleYear05	752
10 Years	rr_ExpenseExampleYear10	1,364
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	343
3 Years	rr_ExpenseExampleNoRedemptionYear03	539
5 Years	rr_ExpenseExampleNoRedemptionYear05	752
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,364
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	8.91%
2003	rr_AnnualReturn2003	3.15%
2004	rr_AnnualReturn2004	2.13%
2005	rr_AnnualReturn2005	1.42%
2006	rr_AnnualReturn2006	4.00%
2007	rr_AnnualReturn2007	3.96%
2008	rr_AnnualReturn2008	2.17%
2009	rr_AnnualReturn2009	8.92%
2010	rr_AnnualReturn2010	2.65%
2011	rr_AnnualReturn2011	8.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.81%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.65%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Sterling Capital North Carolina Intermediate Tax-Free Fund | Class C Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	530
5 Years	rr_ExpenseExampleYear05	913
10 Years	rr_ExpenseExampleYear10	1,987
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	171
3 Years	rr_ExpenseExampleNoRedemptionYear03	530
5 Years	rr_ExpenseExampleNoRedemptionYear05	913
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,987
Sterling Capital North Carolina Intermediate Tax-Free Fund | Institutional Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	847
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	9.07%
2003	rr_AnnualReturn2003	3.30%
2004	rr_AnnualReturn2004	2.28%
2005	rr_AnnualReturn2005	1.66%
2006	rr_AnnualReturn2006	4.26%
2007	rr_AnnualReturn2007	4.22%
2008	rr_AnnualReturn2008	2.42%
2009	rr_AnnualReturn2009	9.19%
2010	rr_AnnualReturn2010	2.91%
2011	rr_AnnualReturn2011	8.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.97%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.59%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Sterling Capital North Carolina Intermediate Tax-Free Fund | Return Before Taxes | Class A Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.70%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.64%	[8]
10 Years	rr_AverageAnnualReturnYear10	4.27%	[8]
Sterling Capital North Carolina Intermediate Tax-Free Fund | Return Before Taxes | Institutional Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.66%
5 Years	rr_AverageAnnualReturnYear05	5.44%
10 Years	rr_AverageAnnualReturnYear10	4.76%
Sterling Capital North Carolina Intermediate Tax-Free Fund | Return After Taxes on Distributions | Class A Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.60%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.50%	[8]
10 Years	rr_AverageAnnualReturnYear10	4.16%	[8]
Sterling Capital North Carolina Intermediate Tax-Free Fund | Return After Taxes on Distributions | Institutional Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.56%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	4.65%
Sterling Capital North Carolina Intermediate Tax-Free Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.77%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.35%	[8]
10 Years	rr_AverageAnnualReturnYear10	4.08%	[8]
Sterling Capital North Carolina Intermediate Tax-Free Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares, Sterling Capital North Carolina Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.82%
5 Years	rr_AverageAnnualReturnYear05	5.09%
10 Years	rr_AverageAnnualReturnYear10	4.54%
Sterling Capital North Carolina Intermediate Tax-Free Fund | B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	B of A Merrill Lynch 2-17 Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.68%	[9]
5 Years	rr_AverageAnnualReturnYear05	5.84%	[9]
10 Years	rr_AverageAnnualReturnYear10	5.59%	[9]
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.
Sterling Capital North Carolina Intermediate Tax-Free Fund | B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	B of A Merrill Lynch 2-17 Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.68%	[9]
5 Years	rr_AverageAnnualReturnYear05	5.84%	[9]
10 Years	rr_AverageAnnualReturnYear10	5.59%	[9]
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the “New Benchmark”), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.
Sterling Capital North Carolina Intermediate Tax-Free Fund | Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 7-Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	6.38%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Sterling Capital North Carolina Intermediate Tax-Free Fund | Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 7-Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	6.38%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Sterling Capital South Carolina Intermediate Tax-Free Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital South Carolina Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and South Carolina income taxes consistent with preservation of capital.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.83% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.83%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and South Carolina personal income tax (“South Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both federal personal income tax and South Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in South Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and South Carolina personal income tax (“South Carolina Tax-Exempt Obligations”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by South Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4.96% 09/30/09 Worst quarter: -2.71% 12/31/10
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital South Carolina Intermediate Tax-Free Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital South Carolina Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and South Carolina income taxes consistent with preservation of capital.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.83% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.83%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and South Carolina personal income tax (“South Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both federal personal income tax and South Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in South Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and South Carolina personal income tax (“South Carolina Tax-Exempt Obligations”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by South Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 5.06% 09/30/09 Worst quarter: –2.67% 12/31/10
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital South Carolina Intermediate Tax-Free Fund | Class A Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	346
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	773
10 Years	rr_ExpenseExampleYear10	1,410
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	346
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	773
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,410
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	9.09%
2003	rr_AnnualReturn2003	3.55%
2004	rr_AnnualReturn2004	2.53%
2005	rr_AnnualReturn2005	1.24%
2006	rr_AnnualReturn2006	3.49%
2007	rr_AnnualReturn2007	3.55%
2008	rr_AnnualReturn2008	2.21%
2009	rr_AnnualReturn2009	9.22%
2010	rr_AnnualReturn2010	3.09%
2011	rr_AnnualReturn2011	8.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.96%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.71%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Sterling Capital South Carolina Intermediate Tax-Free Fund | Class C Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	175
3 Years	rr_ExpenseExampleYear03	542
5 Years	rr_ExpenseExampleYear05	933
10 Years	rr_ExpenseExampleYear10	2,030
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	175
3 Years	rr_ExpenseExampleNoRedemptionYear03	542
5 Years	rr_ExpenseExampleNoRedemptionYear05	933
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,030
Sterling Capital South Carolina Intermediate Tax-Free Fund | Institutional Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	9.28%
2003	rr_AnnualReturn2003	3.82%
2004	rr_AnnualReturn2004	2.71%
2005	rr_AnnualReturn2005	1.49%
2006	rr_AnnualReturn2006	3.67%
2007	rr_AnnualReturn2007	3.82%
2008	rr_AnnualReturn2008	2.56%
2009	rr_AnnualReturn2009	9.42%
2010	rr_AnnualReturn2010	3.34%
2011	rr_AnnualReturn2011	8.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.06%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.67%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Sterling Capital South Carolina Intermediate Tax-Free Fund | Return Before Taxes | Class A Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.57%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.71%	[8]
10 Years	rr_AverageAnnualReturnYear10	4.32%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 20, 1997
Sterling Capital South Carolina Intermediate Tax-Free Fund | Return Before Taxes | Institutional Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.48%
5 Years	rr_AverageAnnualReturnYear05	5.49%
10 Years	rr_AverageAnnualReturnYear10	4.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 20, 1997
Sterling Capital South Carolina Intermediate Tax-Free Fund | Return After Taxes on Distributions | Class A Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.47%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.52%	[8]
10 Years	rr_AverageAnnualReturnYear10	4.19%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 20, 1997
Sterling Capital South Carolina Intermediate Tax-Free Fund | Return After Taxes on Distributions | Institutional Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.38%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 20, 1997
Sterling Capital South Carolina Intermediate Tax-Free Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.60%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.37%	[8]
10 Years	rr_AverageAnnualReturnYear10	4.11%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 20, 1997
Sterling Capital South Carolina Intermediate Tax-Free Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares, Sterling Capital South Carolina Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.62%
5 Years	rr_AverageAnnualReturnYear05	5.09%
10 Years	rr_AverageAnnualReturnYear10	4.58%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 20, 1997
Sterling Capital South Carolina Intermediate Tax-Free Fund | B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	B of A Merrill Lynch 2-17 Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.68%	[9]
5 Years	rr_AverageAnnualReturnYear05	5.84%	[9]
10 Years	rr_AverageAnnualReturnYear10	5.59%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1997
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.
Sterling Capital South Carolina Intermediate Tax-Free Fund | B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	B of A Merrill Lynch 2-17 Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.68%	[9]
5 Years	rr_AverageAnnualReturnYear05	5.84%	[9]
10 Years	rr_AverageAnnualReturnYear10	5.59%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1997
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the “New Benchmark”), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.
Sterling Capital South Carolina Intermediate Tax-Free Fund | Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 7-Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	6.38%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1997
Sterling Capital South Carolina Intermediate Tax-Free Fund | Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 7-Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	6.38%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1997
Sterling Capital Virginia Intermediate Tax-Free Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Virginia Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.33%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Virginia personal income tax (“Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal personal income tax and Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Virginia personal income tax (“Virginia Tax-Exempt Obligations”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4.45% 12/31/08 Worst quarter: -2.74% 12/31/10
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Virginia Intermediate Tax-Free Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Virginia Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.33%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Virginia personal income tax (“Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal personal income tax and Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Virginia personal income tax (“Virginia Tax-Exempt Obligations”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4.52% 12/31/08 Worst quarter: –2.76% 12/31/10
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Virginia Intermediate Tax-Free Fund | Class A Shares, Sterling Capital Virginia Intermediate Tax-Free Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	344
3 Years	rr_ExpenseExampleYear03	542
5 Years	rr_ExpenseExampleYear05	757
10 Years	rr_ExpenseExampleYear10	1,376
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	344
3 Years	rr_ExpenseExampleNoRedemptionYear03	542
5 Years	rr_ExpenseExampleNoRedemptionYear05	757
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,376
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	8.90%
2003	rr_AnnualReturn2003	3.47%
2004	rr_AnnualReturn2004	2.02%
2005	rr_AnnualReturn2005	1.29%
2006	rr_AnnualReturn2006	3.52%
2007	rr_AnnualReturn2007	4.18%
2008	rr_AnnualReturn2008	4.39%
2009	rr_AnnualReturn2009	7.52%
2010	rr_AnnualReturn2010	2.25%
2011	rr_AnnualReturn2011	7.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.45%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.74%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Sterling Capital Virginia Intermediate Tax-Free Fund | Class C Shares, Sterling Capital Virginia Intermediate Tax-Free Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	172
3 Years	rr_ExpenseExampleYear03	533
5 Years	rr_ExpenseExampleYear05	918
10 Years	rr_ExpenseExampleYear10	1,998
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	172
3 Years	rr_ExpenseExampleNoRedemptionYear03	533
5 Years	rr_ExpenseExampleNoRedemptionYear05	918
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,998
Sterling Capital Virginia Intermediate Tax-Free Fund | Institutional Shares, Sterling Capital Virginia Intermediate Tax-Free Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	9.02%
2003	rr_AnnualReturn2003	3.53%
2004	rr_AnnualReturn2004	2.26%
2005	rr_AnnualReturn2005	1.53%
2006	rr_AnnualReturn2006	3.78%
2007	rr_AnnualReturn2007	4.35%
2008	rr_AnnualReturn2008	4.74%
2009	rr_AnnualReturn2009	7.80%
2010	rr_AnnualReturn2010	2.42%
2011	rr_AnnualReturn2011	8.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.52%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Aug 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.76%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Sterling Capital Virginia Intermediate Tax-Free Fund | Return Before Taxes | Class A Shares, Sterling Capital Virginia Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.13%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.68%	[8]
10 Years	rr_AverageAnnualReturnYear10	4.24%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 1999
Sterling Capital Virginia Intermediate Tax-Free Fund | Return Before Taxes | Institutional Shares, Sterling Capital Virginia Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.19%
5 Years	rr_AverageAnnualReturnYear05	5.48%
10 Years	rr_AverageAnnualReturnYear10	4.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 1999
Sterling Capital Virginia Intermediate Tax-Free Fund | Return After Taxes on Distributions | Class A Shares, Sterling Capital Virginia Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.04%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.54%	[8]
10 Years	rr_AverageAnnualReturnYear10	4.13%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 1999
Sterling Capital Virginia Intermediate Tax-Free Fund | Return After Taxes on Distributions | Institutional Shares, Sterling Capital Virginia Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.10%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	4.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 1999
Sterling Capital Virginia Intermediate Tax-Free Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, Sterling Capital Virginia Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.37%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.39%	[8]
10 Years	rr_AverageAnnualReturnYear10	4.06%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 1999
Sterling Capital Virginia Intermediate Tax-Free Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares, Sterling Capital Virginia Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.48%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	4.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 1999
Sterling Capital Virginia Intermediate Tax-Free Fund | B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	B of A Merrill Lynch 2-17 Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.68%	[9]
5 Years	rr_AverageAnnualReturnYear05	5.84%	[9]
10 Years	rr_AverageAnnualReturnYear10	5.59%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 1999
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.
Sterling Capital Virginia Intermediate Tax-Free Fund | B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	B of A Merrill Lynch 2-17 Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.68%	[9]
5 Years	rr_AverageAnnualReturnYear05	5.84%	[9]
10 Years	rr_AverageAnnualReturnYear10	5.59%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 1999
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the 'New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.
Sterling Capital Virginia Intermediate Tax-Free Fund | Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 7-Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	6.38%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1999
Sterling Capital Virginia Intermediate Tax-Free Fund | Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 7-Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	6.38%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1999
Sterling Capital West Virginia Intermediate Tax-Free Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital West Virginia Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and West Virginia income taxes consistent with preservation of capital.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.34%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and West Virginia personal income tax (“West Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in West Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and West Virginia personal income tax (“West Virginia Tax-Exempt Obligations”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by West Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4.68% 09/30/09 Worst quarter: -2.66% 12/31/10
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital West Virginia Intermediate Tax-Free Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital West Virginia Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and West Virginia income taxes consistent with preservation of capital.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.34%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and West Virginia personal income tax (“West Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in West Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and West Virginia personal income tax (“West Virginia Tax-Exempt Obligations”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by West Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Counterparty Risk:The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4.74% 09/30/09 Worst quarter: –2.59% 12/31/10
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital West Virginia Intermediate Tax-Free Fund | Class A Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	345
3 Years	rr_ExpenseExampleYear03	545
5 Years	rr_ExpenseExampleYear05	762
10 Years	rr_ExpenseExampleYear10	1,387
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	345
3 Years	rr_ExpenseExampleNoRedemptionYear03	545
5 Years	rr_ExpenseExampleNoRedemptionYear05	762
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,387
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	8.97%
2003	rr_AnnualReturn2003	3.77%
2004	rr_AnnualReturn2004	2.30%
2005	rr_AnnualReturn2005	2.07%
2006	rr_AnnualReturn2006	4.16%
2007	rr_AnnualReturn2007	3.24%
2008	rr_AnnualReturn2008	0.23%
2009	rr_AnnualReturn2009	9.08%
2010	rr_AnnualReturn2010	2.60%
2011	rr_AnnualReturn2011	8.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.68%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.66%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Sterling Capital West Virginia Intermediate Tax-Free Fund | Class C Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	173
3 Years	rr_ExpenseExampleYear03	536
5 Years	rr_ExpenseExampleYear05	923
10 Years	rr_ExpenseExampleYear10	2,009
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	536
5 Years	rr_ExpenseExampleNoRedemptionYear05	923
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,009
Sterling Capital West Virginia Intermediate Tax-Free Fund | Institutional Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	9.14%
2003	rr_AnnualReturn2003	4.13%
2004	rr_AnnualReturn2004	2.55%
2005	rr_AnnualReturn2005	2.22%
2006	rr_AnnualReturn2006	4.52%
2007	rr_AnnualReturn2007	3.50%
2008	rr_AnnualReturn2008	0.49%
2009	rr_AnnualReturn2009	9.35%
2010	rr_AnnualReturn2010	2.85%
2011	rr_AnnualReturn2011	8.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.74%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.59%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Sterling Capital West Virginia Intermediate Tax-Free Fund | Return Before Taxes | Class A Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.60%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.10%	[8]
10 Years	rr_AverageAnnualReturnYear10	4.17%	[8]
Sterling Capital West Virginia Intermediate Tax-Free Fund | Return Before Taxes | Institutional Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.56%
5 Years	rr_AverageAnnualReturnYear05	4.89%
10 Years	rr_AverageAnnualReturnYear10	4.69%
Sterling Capital West Virginia Intermediate Tax-Free Fund | Return After Taxes on Distributions | Class A Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.54%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.07%	[8]
10 Years	rr_AverageAnnualReturnYear10	4.06%	[8]
Sterling Capital West Virginia Intermediate Tax-Free Fund | Return After Taxes on Distributions | Institutional Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	4.58%
Sterling Capital West Virginia Intermediate Tax-Free Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.81%	[8]
5 Years	rr_AverageAnnualReturnYear05	3.98%	[8]
10 Years	rr_AverageAnnualReturnYear10	4.02%	[8]
Sterling Capital West Virginia Intermediate Tax-Free Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares, Sterling Capital West Virginia Intermediate Tax-Free Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.85%
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	4.51%
Sterling Capital West Virginia Intermediate Tax-Free Fund | B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	B of A Merrill Lynch 2-17 Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.68%	[9]
5 Years	rr_AverageAnnualReturnYear05	5.84%	[9]
10 Years	rr_AverageAnnualReturnYear10	5.59%	[9]
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the “New Benchmark”), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.
Sterling Capital West Virginia Intermediate Tax-Free Fund | B of A Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	B of A Merrill Lynch 2-17 Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.68%	[9]
5 Years	rr_AverageAnnualReturnYear05	5.84%	[9]
10 Years	rr_AverageAnnualReturnYear10	5.59%	[9]
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the “New Benchmark”), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.
Sterling Capital West Virginia Intermediate Tax-Free Fund | Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 7-Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	6.38%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Sterling Capital West Virginia Intermediate Tax-Free Fund | Barclays Capital 7-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 7-Year Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	6.38%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Sterling Capital National Tax-Free Money Market Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital National Tax-Free Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide dividend income exempt from federal regular income tax consistent with stability of principal.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual advisory fee limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investments, the income of which is exempt from federal income tax. The Fund invests, under normal market conditions, primarily in a portfolio of short-term, high-quality, tax-exempt securities issued by states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The Fund will principally invest in the following securities: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds, and tax-exempt commercial paper; and (b) interests in securities of other investment companies. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the federal alternative minimum tax for individuals and corporations. The Fund also may invest in securities of other investment companies.

The Fund will maintain a dollar-weighted average maturity (WAM) of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in adjustable rate securities. In addition, the Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940).

The Fund generally holds portfolio securities until such securities mature, but may dispose of securities (1) that fail to meet the investment adviser's credit quality criteria, (2) to effect greater overall diversification of the Fund's portfolio, or (3) to the extent required by Rule 2a-7 under the Investment Company Act of 1940.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investments, the income of which is exempt from federal income tax.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds. Certain of the Fund's investments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected). Certain factors, such as the presence of call features, also may cause a particular security invested in by the Fund, or the Fund as a whole, to exhibit less sensitivity to changes in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the adviser's or sub-adviser's credit assessment.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause the Fund to lose the benefit of a transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Sector Risk: A substantial part of the Fund’s portfolio may be comprised of securities credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies. Developments affecting these companies might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.

Credit Enhancement Risk: The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Investment Company Risk: Investing in another investment company or pooled vehicle subjects a Fund to that company’s risks. As a shareholder in an investment company or pooled vehicle, a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses.

Risks Associated with Investing Share Proceeds: On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Risks Associated with the Use of Amortized Cost: In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7 of the Investment Company Act of 1940, that the extent of the deviation between the Fund’s amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund.

Changing Distribution Levels Risk: There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Also, your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 0.78% 09/30/07 Worst quarter: 0.00% 12/31/11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	As of December 31, 2011, the Fund’s 7-day yield for Class A Shares was 0.01%. For current yield information on the Fund call 1-800-228-1872.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-228-1872
Sterling Capital National Tax-Free Money Market Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital National Tax-Free Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide dividend income exempt from federal regular income tax consistent with stability of principal.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual advisory fee limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investments, the income of which is exempt from federal income tax. The Fund invests, under normal market conditions, primarily in a portfolio of short-term, high-quality, tax-exempt securities issued by states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The Fund will principally invest in the following securities: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds, and tax-exempt commercial paper; and (b) interests in securities of other investment companies. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the federal alternative minimum tax for individuals and corporations. The Fund also may invest in securities of other investment companies.

The Fund will maintain a dollar-weighted average maturity (WAM) of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in adjustable rate securities. In addition, the Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940).

The Fund generally holds portfolio securities until such securities mature, but may dispose of securities (1) that fail to meet the investment adviser’s credit quality criteria, (2) to effect greater overall diversification of the Fund’s portfolio, or (3) to the extent required by Rule 2a-7 under the Investment Company Act of 1940.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investments, the income of which is exempt from federal income tax.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds. Certain of the Fund’s investments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected). Certain factors, such as the presence of call features, also may cause a particular security invested in by the Fund, or the Fund as a whole, to exhibit less sensitivity to changes in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the adviser’s or sub-adviser’s credit assessment.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause the Fund to lose the benefit of a transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Sector Risk: A substantial part of the Fund’s portfolio may be comprised of securities credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies. Developments affecting these companies might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.

Credit Enhancement Risk: The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Investment Company Risk: Investing in another investment company or pooled vehicle subjects a Fund to that company’s risks. As a shareholder in an investment company or pooled vehicle, a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses.

Risks Associated with Investing Share Proceeds: On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Risks Associated with the Use of Amortized Cost: In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7 of the Investment Company Act of 1940, that the extent of the deviation between the Fund’s amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund.

Changing Distribution Levels Risk: There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 0.84% 09/30/07 Worst quarter: 0.00% 12/31/11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	As of December 31, 2011, the Fund’s 7-day yield for Institutional Shares was 0.01%. For current yield information on the Fund, call 1-800-228-1872.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-228-1872
Sterling Capital National Tax-Free Money Market Fund | Class A Shares, Sterling Capital National Tax-Free Money Market Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	279
5 Years	rr_ExpenseExampleYear05	507
10 Years	rr_ExpenseExampleYear10	1,162
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	279
5 Years	rr_ExpenseExampleNoRedemptionYear05	507
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,162
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	3.05%
2008	rr_AnnualReturn2008	1.85%
2009	rr_AnnualReturn2009	0.34%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares
1 Year	rr_AverageAnnualReturnYear01	0.01%	[8]
5 Years	rr_AverageAnnualReturnYear05	1.05%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2006
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Sterling Capital National Tax-Free Money Market Fund | Class C Shares, Sterling Capital National Tax-Free Money Market Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	145
3 Years	rr_ExpenseExampleYear03	460
5 Years	rr_ExpenseExampleYear05	798
10 Years	rr_ExpenseExampleYear10	1,753
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	145
3 Years	rr_ExpenseExampleNoRedemptionYear03	460
5 Years	rr_ExpenseExampleNoRedemptionYear05	798
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,753
Sterling Capital National Tax-Free Money Market Fund | Institutional Shares, Sterling Capital National Tax-Free Money Market Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.42%	[12]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	43
3 Years	rr_ExpenseExampleYear03	146
5 Years	rr_ExpenseExampleYear05	258
10 Years	rr_ExpenseExampleYear10	587
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	3.31%
2008	rr_AnnualReturn2008	2.10%
2009	rr_AnnualReturn2009	0.54%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.84%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	1.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2006
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Sterling Capital Prime Money Market Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Prime Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual advisory fee limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests only in U.S. dollar-denominated, “high-quality” short-term debt securities, including the following:

  Obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);
  High-quality commercial paper and other obligations issued or guaranteed by U.S. or foreign corporations and other issuers including corporate debt securities, some of which the issuer or a third party, such as a dealer or bank, must repay on demand;
  Asset-backed securities;
  Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities and related custodial receipts;
  Securities issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities;
  Securities issued or guaranteed by state or local government bodies;
  Repurchase agreements relating to the above instruments; and
  Other money market instruments.

“High-quality” debt securities are those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations (“NRSRO”); or (ii) are single rated and have received one of the two highest short-term ratings by an NRSRO; or (iii) if unrated, are determined by the Sub-Adviser to be of comparable quality.

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the portfolio manager believes to be the best relative values. The Fund generally holds portfolio securities until such securities mature, but may dispose of securities (1) that fail to meet the investment sub-adviser's credit quality criteria, (2) to effect greater overall diversification of the Fund's portfolio, or (3) to the extent required by Rule 2a-7 under the Investment Company Act of 1940.

The Fund will maintain a dollar-weighted average maturity (WAM) of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in adjustable rate securities. In addition, the Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To pursue its investment objective, the Fund invests only in U.S. dollar-denominated, “high-quality” short-term debt securities, including the following:

  Obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);
  High-quality commercial paper and other obligations issued or guaranteed by U.S. or foreign corporations and other issuers including corporate debt securities, some of which the issuer or a third party, such as a dealer or bank, must repay on demand;
  Asset-backed securities;
  Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities and related custodial receipts;
  Securities issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities;
  Securities issued or guaranteed by state or local government bodies;
  Repurchase agreements relating to the above instruments; and
  Other money market instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the adviser's or sub-adviser's credit assessment.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause the Fund to lose the benefit of a transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

Sector Risk: A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies. Developments affecting these companies might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.

Prepayment Risk: The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.

Credit Enhancement Risk: The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Risks Associated with Investing Share Proceeds: On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Risks Associated with the Use of Amortized Cost: In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7 of the Investment Company Act of 1940, that the extent of the deviation between the Fund’s amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund.

Changing Distribution Levels Risk: There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 1.12% 09/30/07 Worst quarter: 0.00% 12/31/11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class C Shares for periods prior to inception on January 30, 2002 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect applicable Rule 12b-1 fees and expenses. With those adjustment, performance would be lower than that shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	As of December 31, 2011, the Fund’s 7-day yield for Class A, Class B and Class C Shares was 0.01%, 0.01% and 0.01%, respectively. For current yield information on the Fund call 1-800-228-1872.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-228-1872
Sterling Capital Prime Money Market Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Prime Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual advisory fee limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests only in U.S. dollar-denominated, “high-quality” short-term debt securities, including the following:

  Obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);
  High-quality commercial paper and other obligations issued or guaranteed by U.S. or foreign corporations and other issuers including corporate debt securities, some of which the issuer or a third party, such as a dealer or bank, must repay on demand;
  Asset-backed securities;
  Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities and related custodial receipts;
  Securities issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities;
  Securities issued or guaranteed by state or local government bodies;
  Repurchase agreements relating to the above instruments; and
  Other money market instruments.

“High-quality” debt securities are those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations (“NRSRO”); or (ii) are single rated and have received one of the two highest short-term ratings by an NRSRO; or (iii) if unrated, are determined by the Sub-Adviser to be of comparable quality.

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the portfolio manager believes to be the best relative values. The Fund generally holds portfolio securities until such securities mature, but may dispose of securities (1) that fail to meet the investment sub-adviser’s credit quality criteria, (2) to effect greater overall diversification of the Fund’s portfolio, or (3) to the extent required by Rule 2a-7 under the Investment Company Act of 1940.

The Fund will maintain a dollar-weighted average maturity (WAM) of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in adjustable rate securities. In addition, the Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To pursue its investment objective, the Fund invests only in U.S. dollar-denominated, “high-quality” short-term debt securities, including the following:

  Obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);
  High-quality commercial paper and other obligations issued or guaranteed by U.S. or foreign corporations and other issuers including corporate debt securities, some of which the issuer or a third party, such as a dealer or bank, must repay on demand;
  Asset-backed securities;
  Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities and related custodial receipts;
  Securities issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities;
  Securities issued or guaranteed by state or local government bodies;
  Repurchase agreements relating to the above instruments; and
  Other money market instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the adviser’s or sub-adviser’s credit assessment.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause the Fund to lose the benefit of a transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

Sector Risk: A substantial part of the Fund’s portfolio may be comprised of securities credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies. Developments affecting these companies might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.

Prepayment Risk: The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.

Credit Enhancement Risk: The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Risks Associated with Investing Share Proceeds: On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Risks Associated with the Use of Amortized Cost: In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7 of the Investment Company Act of 1940, that the extent of the deviation between the Fund’s amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund.

Changing Distribution Levels Risk: There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 1.25% 09/30/07 Worst quarter: 0.00% 12/31/11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	As of December 31, 2011, the Fund’s 7-day yield for Institutional Shares was 0.01%. For current yield information on the Fund, call 1-800-228-1872.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-228-1872
Sterling Capital Prime Money Market Fund | Class A Shares, Sterling Capital Prime Money Market Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[13]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	611
10 Years	rr_ExpenseExampleYear10	1,364
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	347
5 Years	rr_ExpenseExampleNoRedemptionYear05	611
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,364
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	0.98%
2003	rr_AnnualReturn2003	0.36%
2004	rr_AnnualReturn2004	0.65%
2005	rr_AnnualReturn2005	2.40%
2006	rr_AnnualReturn2006	4.20%
2007	rr_AnnualReturn2007	4.46%
2008	rr_AnnualReturn2008	2.23%
2009	rr_AnnualReturn2009	0.08%
2010	rr_AnnualReturn2010	0.05%
2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.12%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	1.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1997
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Sterling Capital Prime Money Market Fund | Class B Shares, Sterling Capital Prime Money Market Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Redemption Fee	rr_RedemptionFee	none
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[13]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	554
3 Years	rr_ExpenseExampleYear03	802
5 Years	rr_ExpenseExampleYear05	975
10 Years	rr_ExpenseExampleYear10	1,789
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	154
3 Years	rr_ExpenseExampleNoRedemptionYear03	502
5 Years	rr_ExpenseExampleNoRedemptionYear05	875
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,789
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B Shares
1 Year	rr_AverageAnnualReturnYear01	(3.99%)
5 Years	rr_AverageAnnualReturnYear05	0.95%
10 Years	rr_AverageAnnualReturnYear10	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 2, 1998
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Sterling Capital Prime Money Market Fund | Class C Shares, Sterling Capital Prime Money Market Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[13]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	154
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	875
10 Years	rr_ExpenseExampleYear10	1,923
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	154
3 Years	rr_ExpenseExampleNoRedemptionYear03	502
5 Years	rr_ExpenseExampleNoRedemptionYear05	875
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,923
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Shares
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	1.19%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2002
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Sterling Capital Prime Money Market Fund | Institutional Shares, Sterling Capital Prime Money Market Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.51%	[13]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	52
3 Years	rr_ExpenseExampleYear03	190
5 Years	rr_ExpenseExampleYear05	339
10 Years	rr_ExpenseExampleYear10	775
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	1.38%
2003	rr_AnnualReturn2003	0.72%
2004	rr_AnnualReturn2004	0.93%
2005	rr_AnnualReturn2005	2.89%
2006	rr_AnnualReturn2006	4.72%
2007	rr_AnnualReturn2007	4.98%
2008	rr_AnnualReturn2008	2.75%
2009	rr_AnnualReturn2009	0.35%
2010	rr_AnnualReturn2010	0.05%
2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.61%
10 Years	rr_AverageAnnualReturnYear10	1.86%
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1997
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Sterling Capital U.S. Treasury Money Market Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital U.S. Treasury Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term United States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual advisory fee limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests exclusively in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury (“U.S. Treasury Securities”), and repurchase agreements collateralized by U.S. Treasury Securities.

In managing the Fund, the portfolio manager focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the portfolio manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.

The Fund will maintain a dollar-weighted average maturity (WAM) of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in adjustable rate securities. In addition, the Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940).

The Fund generally holds portfolio securities until such securities mature, but may dispose of securities (1) that fail to meet the investment adviser's credit quality criteria, (2) to effect greater overall diversification of the Fund's portfolio, or (3) to the extent required by Rule 2a-7 under the Investment Company Act of 1940.

For temporary defensive purposes, the Fund may invest any portion of its total assets in (i) cash, (ii) securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program (as described below), (iii) repurchase agreements that are secured with collateral guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, (iv) debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (v) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities. Each of these securities will be an “Eligible Security,” as defined in Rule 2a-7 under the Investment Company Act of 1940, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Please see “Additional Investment Strategies and Risks” on page 117 of the Fund’s Prospectus. The Fund may not achieve its investment objective as a result of taking any temporary defensive position.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund invests exclusively in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury (“U.S. Treasury Securities”), and repurchase agreements collateralized by U.S. Treasury Securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the Fund’s yield will decrease due to a decrease in interest rates or that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money.

Risks Associated with the Use of Amortized Cost: In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7 of the Investment Company Act of 1940, that the extent of the deviation between the Fund’s amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund.

Changing Distribution Levels Risk: There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the FDIC or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 1.08% 12/31/06 Worst quarter: 0.00% 12/31/11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	As of December 31, 2011, the Fund’s 7-day yield for Class A, Class B and Class C Shares was 0.01%, 0.01% and 0.01%, respectively. For current yield information on the Fund call 1-800-228-1872.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-228-1872
Sterling Capital U.S. Treasury Money Market Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital U.S. Treasury Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term United States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual advisory fee limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests exclusively in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury (“U.S. Treasury Securities”), and repurchase agreements collateralized by U.S. Treasury Securities.

In managing the Fund, the portfolio manager focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the portfolio manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.

The Fund will maintain a dollar-weighted average maturity (WAM) of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in adjustable rate securities. In addition, the Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940).

The Fund generally holds portfolio securities until such securities mature, but may dispose of securities (1) that fail to meet the investment adviser’s credit quality criteria, (2) to effect greater overall diversification of the Fund’s portfolio, or (3) to the extent required by Rule 2a-7 under the Investment Company Act of 1940.

For temporary defensive purposes, the Fund may invest any portion of its total assets in (i) cash, (ii) securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program (as described below), (iii) repurchase agreements that are secured with collateral guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, (iv) debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (v) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities. Each of these securities will be an “Eligible Security,” as defined in Rule 2a-7 under the Investment Company Act of 1940, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Please see “Additional Investment Strategies and Risks” on page 131 of the Fund’s Prospectus. The Fund may not achieve its investment objective as a result of taking any temporary defensive position.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund invests exclusively in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury (“U.S. Treasury Securities”), and repurchase agreements collateralized by U.S. Treasury Securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the Fund’s yield will decrease due to a decrease in interest rates or that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk. Credit ratings do not provide assurance against default or other loss of money.

Risks Associated with the Use of Amortized Cost: In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7 of the Investment Company Act of 1940, that the extent of the deviation between the Fund’s amortized cost per share and its market-based net asset value per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund.

Changing Distribution Levels Risk: There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or an obligation of Branch Banking and Trust Company, BB&T Corporation, their affiliates, or any bank. Also, your investment is not insured or guaranteed by the FDIC or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 1.21% 12/31/06 Worst quarter: 0.00% 12/31/11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	As of December 31, 2011, the Fund’s 7-day yield for Institutional Shares was 0.01%. For current yield information on the Fund, call 1-800-228-1872.
Sterling Capital U.S. Treasury Money Market Fund | Class A Shares, Sterling Capital U.S. Treasury Money Market Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[15]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	348
5 Years	rr_ExpenseExampleYear05	614
10 Years	rr_ExpenseExampleYear10	1,374
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	348
5 Years	rr_ExpenseExampleNoRedemptionYear05	614
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,374
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	0.79%
2003	rr_AnnualReturn2003	0.20%
2004	rr_AnnualReturn2004	0.55%
2005	rr_AnnualReturn2005	2.14%
2006	rr_AnnualReturn2006	4.00%
2007	rr_AnnualReturn2007	3.94%
2008	rr_AnnualReturn2008	0.93%
2009	rr_AnnualReturn2009	0.01%
2010	rr_AnnualReturn2010	0.07%
2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.08%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.98%
10 Years	rr_AverageAnnualReturnYear10	1.25%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 1992
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Sterling Capital U.S. Treasury Money Market Fund | Class B Shares, Sterling Capital U.S. Treasury Money Market Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Redemption Fee	rr_RedemptionFee	none
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[15]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	553
3 Years	rr_ExpenseExampleYear03	804
5 Years	rr_ExpenseExampleYear05	979
10 Years	rr_ExpenseExampleYear10	1,799
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	504
5 Years	rr_ExpenseExampleNoRedemptionYear05	879
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,799
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B Shares
1 Year	rr_AverageAnnualReturnYear01	(3.99%)
5 Years	rr_AverageAnnualReturnYear05	0.63%
10 Years	rr_AverageAnnualReturnYear10	0.96%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 1992
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Sterling Capital U.S. Treasury Money Market Fund | Class C Shares, Sterling Capital U.S. Treasury Money Market Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[15]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	504
5 Years	rr_ExpenseExampleYear05	879
10 Years	rr_ExpenseExampleYear10	1,932
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	504
5 Years	rr_ExpenseExampleNoRedemptionYear05	879
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,932
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Shares
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.82%
10 Years	rr_AverageAnnualReturnYear10	0.97%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2002
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Sterling Capital U.S. Treasury Money Market Fund | Institutional Shares, Sterling Capital U.S. Treasury Money Market Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[15]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	191
5 Years	rr_ExpenseExampleYear05	343
10 Years	rr_ExpenseExampleYear10	785
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	1.19%
2003	rr_AnnualReturn2003	0.52%
2004	rr_AnnualReturn2004	0.79%
2005	rr_AnnualReturn2005	2.63%
2006	rr_AnnualReturn2006	4.52%
2007	rr_AnnualReturn2007	4.46%
2008	rr_AnnualReturn2008	1.30%
2009	rr_AnnualReturn2009	0.01%
2010	rr_AnnualReturn2010	0.07%
2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 1992
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-228-1872
Sterling Capital Strategic Allocation Conservative Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Strategic Allocation Conservative Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed income securities.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.36%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 25% to 55% of its total assets in Underlying Funds which invest mainly in equity securities, 45% to 75% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 20% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 20% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest 25% to 55% of its total assets in Underlying Funds which invest mainly in equity securities, 45% to 75% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 20% of its total assets in Underlying Funds which are money market funds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Equity Fund Risk: The Fund also invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 10.36% 9/30/09 Worst quarter: -7.69% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Strategic Allocation Conservative Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Strategic Allocation Conservative Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed-income securities.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.36%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 25% to 55% of its total assets in Underlying Funds which invest mainly in equity securities, 45% to 75% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 20% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 20% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest 25% to 55% of its total assets in Underlying Funds which invest mainly in equity securities, 45% to 75% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 20% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Equity Fund Risk: The Fund also invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 10.46% 09/30/09 Worst quarter: -7.57% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Strategic Allocation Conservative Fund | Class A Shares, Sterling Capital Strategic Allocation Conservative Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	711
3 Years	rr_ExpenseExampleYear03	998
5 Years	rr_ExpenseExampleYear05	1,307
10 Years	rr_ExpenseExampleYear10	2,179
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	711
3 Years	rr_ExpenseExampleNoRedemptionYear03	998
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,307
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,179
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(6.64%)
2003	rr_AnnualReturn2003	12.48%
2004	rr_AnnualReturn2004	6.25%
2005	rr_AnnualReturn2005	3.66%
2006	rr_AnnualReturn2006	8.72%
2007	rr_AnnualReturn2007	4.13%
2008	rr_AnnualReturn2008	(16.78%)
2009	rr_AnnualReturn2009	17.66%
2010	rr_AnnualReturn2010	11.28%
2011	rr_AnnualReturn2011	0.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.36%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.69%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Strategic Allocation Conservative Fund | Class B Shares, Sterling Capital Strategic Allocation Conservative Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Redemption Fee	rr_RedemptionFee	none
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	620
3 Years	rr_ExpenseExampleYear03	979
5 Years	rr_ExpenseExampleYear05	1,264
10 Years	rr_ExpenseExampleYear10	2,313
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	220
3 Years	rr_ExpenseExampleNoRedemptionYear03	679
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,313
Sterling Capital Strategic Allocation Conservative Fund | Class C Shares, Sterling Capital Strategic Allocation Conservative Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	220
3 Years	rr_ExpenseExampleYear03	679
5 Years	rr_ExpenseExampleYear05	1,164
10 Years	rr_ExpenseExampleYear10	2,503
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	220
3 Years	rr_ExpenseExampleNoRedemptionYear03	679
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,503
Sterling Capital Strategic Allocation Conservative Fund | Institutional Shares, Sterling Capital Strategic Allocation Conservative Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(6.39%)
2003	rr_AnnualReturn2003	12.78%
2004	rr_AnnualReturn2004	6.56%
2005	rr_AnnualReturn2005	3.88%
2006	rr_AnnualReturn2006	9.03%
2007	rr_AnnualReturn2007	4.34%
2008	rr_AnnualReturn2008	(16.53%)
2009	rr_AnnualReturn2009	17.92%
2010	rr_AnnualReturn2010	11.56%
2011	rr_AnnualReturn2011	0.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.57%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Strategic Allocation Conservative Fund | Return Before Taxes | Class A Shares, Sterling Capital Strategic Allocation Conservative Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.49%)
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 1998
Sterling Capital Strategic Allocation Conservative Fund | Return Before Taxes | Class B Shares, Sterling Capital Strategic Allocation Conservative Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 1999
Sterling Capital Strategic Allocation Conservative Fund | Return Before Taxes | Class C Shares, Sterling Capital Strategic Allocation Conservative Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
1 Year	rr_AverageAnnualReturnYear01	(0.52%)
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	2.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001
Sterling Capital Strategic Allocation Conservative Fund | Return Before Taxes | Institutional Shares, Sterling Capital Strategic Allocation Conservative Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.46%
5 Years	rr_AverageAnnualReturnYear05	2.85%
10 Years	rr_AverageAnnualReturnYear10	3.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 1997
Sterling Capital Strategic Allocation Conservative Fund | Return After Taxes on Distributions | Class A Shares, Sterling Capital Strategic Allocation Conservative Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(6.15%)
5 Years	rr_AverageAnnualReturnYear05	0.20%
10 Years	rr_AverageAnnualReturnYear10	2.02%
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 1998
Sterling Capital Strategic Allocation Conservative Fund | Return After Taxes on Distributions | Institutional Shares, Sterling Capital Strategic Allocation Conservative Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.30%)
5 Years	rr_AverageAnnualReturnYear05	1.59%
10 Years	rr_AverageAnnualReturnYear10	2.82%
Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 1997
Sterling Capital Strategic Allocation Conservative Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, Sterling Capital Strategic Allocation Conservative Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.47%)
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 1998
Sterling Capital Strategic Allocation Conservative Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares, Sterling Capital Strategic Allocation Conservative Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.42%
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	2.83%
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 1997
Sterling Capital Strategic Allocation Conservative Fund | Russell Global Index (Net) (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Global Index (Net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.67%)	[17]
5 Years	rr_AverageAnnualReturnYear05	(1.19%)	[17]
10 Years	rr_AverageAnnualReturnYear10	5.25%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%	[17]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Sterling Capital Strategic Allocation Conservative Fund | Russell Global Index (Net) (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Global Index (Net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.67%)	[17]
5 Years	rr_AverageAnnualReturnYear05	(1.19%)	[17]
10 Years	rr_AverageAnnualReturnYear10	5.25%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%	[17]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Sterling Capital Strategic Allocation Conservative Fund | Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%	[17]
5 Years	rr_AverageAnnualReturnYear05	6.50%	[17]
10 Years	rr_AverageAnnualReturnYear10	5.78%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%	[17]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 1, 2012, the primary benchmarks for the Fund will change from the S&P 500® Index and the Barclays Capital Intermediate Government Bond Index to the Russell Global Index (Net) and the Barclays Capital U.S. Aggregate Index (the "New Benchmarks"), as the New Benchmarks were determined to be more appropriate broad-based indexes for comparison purposes.
Sterling Capital Strategic Allocation Conservative Fund | Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%	[17]
5 Years	rr_AverageAnnualReturnYear05	6.50%	[17]
10 Years	rr_AverageAnnualReturnYear10	5.78%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%	[17]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 1, 2012, the primary benchmarks for the Fund will change from the S&P 500® Index and the Barclays Capital Intermediate Government Bond Index to the Russell Global Index (Net) and the Barclays Capital U.S. Aggregate Index (the "New Benchmarks"), as the New Benchmarks were determined to be more appropriate broad-based indexes for comparison purposes.
Sterling Capital Strategic Allocation Conservative Fund | S&P 500�� Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Sterling Capital Strategic Allocation Conservative Fund | S&P 500�� Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 ®Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Sterling Capital Strategic Allocation Conservative Fund | Barclays Capital Intermediate Government Bond Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Government Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.08%
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Sterling Capital Strategic Allocation Conservative Fund | Barclays Capital Intermediate Government Bond Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Government Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.08%
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Sterling Capital Strategic Allocation Balanced Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Strategic Allocation Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and, secondarily, income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed income securities.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.96%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 45% to 75% of its total assets in Underlying Funds which invest mainly in equity securities, 25% to 55% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 15% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 15% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest 45% to 75% of its total assets in Underlying Funds which invest mainly in equity securities, 25% to 55% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 15% of its total assets in Underlying Funds which are money market funds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 12.85% 09/30/09 Worst quarter: -12.76% 09/30/11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Strategic Allocation Balanced Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Strategic Allocation Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and, secondarily, income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed income securities.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.96%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 45% to 75% of its total assets in Underlying Funds which invest mainly in equity securities, 25% to 55% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 15% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 15% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest 45% to 75% of its total assets in Underlying Funds which invest mainly in equity securities, 25% to 55% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 15% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 13.00% 09/30/09 Worst quarter: -12.63% 09/30/11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Strategic Allocation Balanced Fund | Class A Shares, Sterling Capital Strategic Allocation Balanced Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	707
3 Years	rr_ExpenseExampleYear03	987
5 Years	rr_ExpenseExampleYear05	1,287
10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	707
3 Years	rr_ExpenseExampleNoRedemptionYear03	987
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,287
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(13.24%)
2003	rr_AnnualReturn2003	17.85%
2004	rr_AnnualReturn2004	8.54%
2005	rr_AnnualReturn2005	4.67%
2006	rr_AnnualReturn2006	11.54%
2007	rr_AnnualReturn2007	2.84%
2008	rr_AnnualReturn2008	(25.71%)
2009	rr_AnnualReturn2009	21.45%
2010	rr_AnnualReturn2010	13.68%
2011	rr_AnnualReturn2011	(3.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.85%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.76%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Sterling Capital Strategic Allocation Balanced Fund | Class B Shares, Sterling Capital Strategic Allocation Balanced Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Redemption Fee	rr_RedemptionFee	none
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	616
3 Years	rr_ExpenseExampleYear03	967
5 Years	rr_ExpenseExampleYear05	1,244
10 Years	rr_ExpenseExampleYear10	2,271
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	216
3 Years	rr_ExpenseExampleNoRedemptionYear03	667
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,271
Sterling Capital Strategic Allocation Balanced Fund | Class C Shares, Sterling Capital Strategic Allocation Balanced Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	216
3 Years	rr_ExpenseExampleYear03	667
5 Years	rr_ExpenseExampleYear05	1,144
10 Years	rr_ExpenseExampleYear10	2,462
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	216
3 Years	rr_ExpenseExampleNoRedemptionYear03	667
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,462
Sterling Capital Strategic Allocation Balanced Fund | Institutional Shares, Sterling Capital Strategic Allocation Balanced Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,375
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(12.92%)
2003	rr_AnnualReturn2003	18.09%
2004	rr_AnnualReturn2004	8.76%
2005	rr_AnnualReturn2005	4.90%
2006	rr_AnnualReturn2006	11.99%
2007	rr_AnnualReturn2007	2.97%
2008	rr_AnnualReturn2008	(25.51%)
2009	rr_AnnualReturn2009	21.80%
2010	rr_AnnualReturn2010	14.02%
2011	rr_AnnualReturn2011	(3.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.00%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.63%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Sterling Capital Strategic Allocation Balanced Fund | Return Before Taxes | Class A Shares, Sterling Capital Strategic Allocation Balanced Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.08%)
5 Years	rr_AverageAnnualReturnYear05	(0.83%)
10 Years	rr_AverageAnnualReturnYear10	2.20%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 1998
Sterling Capital Strategic Allocation Balanced Fund | Return Before Taxes | Class B Shares, Sterling Capital Strategic Allocation Balanced Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
1 Year	rr_AverageAnnualReturnYear01	(8.08%)
5 Years	rr_AverageAnnualReturnYear05	(0.56%)
10 Years	rr_AverageAnnualReturnYear10	2.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 1999
Sterling Capital Strategic Allocation Balanced Fund | Return Before Taxes | Class C Shares, Sterling Capital Strategic Allocation Balanced Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
1 Year	rr_AverageAnnualReturnYear01	(4.27%)
5 Years	rr_AverageAnnualReturnYear05	(0.40%)
10 Years	rr_AverageAnnualReturnYear10	2.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001
Sterling Capital Strategic Allocation Balanced Fund | Return Before Taxes | Institutional Shares, Sterling Capital Strategic Allocation Balanced Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.28%)
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10	3.07%
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 1997
Sterling Capital Strategic Allocation Balanced Fund | Return After Taxes on Distributions | Class A Shares, Sterling Capital Strategic Allocation Balanced Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.44%)
5 Years	rr_AverageAnnualReturnYear05	(1.83%)
10 Years	rr_AverageAnnualReturnYear10	1.43%
Since Inception	rr_AverageAnnualReturnSinceInception	1.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 1998
Sterling Capital Strategic Allocation Balanced Fund | Return After Taxes on Distributions | Institutional Shares, Sterling Capital Strategic Allocation Balanced Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.72%)
5 Years	rr_AverageAnnualReturnYear05	(0.48%)
10 Years	rr_AverageAnnualReturnYear10	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 1997
Sterling Capital Strategic Allocation Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, Sterling Capital Strategic Allocation Balanced Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.74%)
5 Years	rr_AverageAnnualReturnYear05	(1.02%)
10 Years	rr_AverageAnnualReturnYear10	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 1998
Sterling Capital Strategic Allocation Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares, Sterling Capital Strategic Allocation Balanced Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.94%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	2.33%
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 1997
Sterling Capital Strategic Allocation Balanced Fund | Russell Global Index (Net) (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Global Index (Net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.67%)	[18]
5 Years	rr_AverageAnnualReturnYear05	(1.19%)	[18]
10 Years	rr_AverageAnnualReturnYear10	5.25%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Sterling Capital Strategic Allocation Balanced Fund | Russell Global Index (Net) (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Global Index (Net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.67%)	[18]
5 Years	rr_AverageAnnualReturnYear05	(1.19%)	[18]
10 Years	rr_AverageAnnualReturnYear10	5.25%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Sterling Capital Strategic Allocation Balanced Fund | Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%	[18]
5 Years	rr_AverageAnnualReturnYear05	6.50%	[18]
10 Years	rr_AverageAnnualReturnYear10	5.78%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of February 1, 2012, the primary benchmarks for the Fund will change from the S&P 500 Index and the Barclays Capital Intermediate Government Bond Index to the Russell Global Index (Net) and the Barclays Capital U.S. Aggregate Index (the "New Benchmarks"), as the New Benchmarks were determined to be more appropriate broad-based indexes for comparison purposes.
Sterling Capital Strategic Allocation Balanced Fund | Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%	[18]
5 Years	rr_AverageAnnualReturnYear05	6.50%	[18]
10 Years	rr_AverageAnnualReturnYear10	5.78%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of February 1, 2012, the primary benchmarks for the Fund will change from the S&P 500 Index and the Barclays Capital Intermediate Government Bond Index to the Russell Global Index (Net) and the Barclays Capital U.S. Aggregate Index (the “New Benchmarks”), as the New Benchmarks were determined to be more appropriate broad-based indexes for comparison purposes.
Sterling Capital Strategic Allocation Balanced Fund | S&P 500�� Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Sterling Capital Strategic Allocation Balanced Fund | S&P 500�� Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Sterling Capital Strategic Allocation Balanced Fund | Barclays Capital Intermediate Government Bond Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Government Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.08%
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Sterling Capital Strategic Allocation Balanced Fund | Barclays Capital Intermediate Government Bond Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Government Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.08%
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Sterling Capital Strategic Allocation Growth Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Strategic Allocation Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.06% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.06%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 60% to 90% of its total assets in Underlying Funds which invest mainly in equity securities, 10% to 40% of its total assets in Underlying Funds which (i) invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) or (ii) are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest a greater percentage of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest 60% to 90% of its total assets in Underlying Funds which invest mainly in equity securities, 10% to 40% of its total assets in Underlying Funds which (i) invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) or (ii) are money market funds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 14.40% 09/30/09 Worst quarter: -16.43% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Strategic Allocation Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Strategic Allocation Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.06% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.06%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 60% to 90% of its total assets in Underlying Funds which invest mainly in equity securities, 10% to 40% of its total assets in Underlying Funds which (i) invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) or (ii) are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest a greater percentage of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest 60% to 90% of its total assets in Underlying Funds which invest mainly in equity securities, 10% to 40% of its total assets in Underlying Funds which (i) invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) or (ii) are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 14.44% 09/30/09 Worst quarter: -16.24% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Strategic Allocation Growth Fund | Class A Shares, Sterling Capital Strategic Allocation Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	708
3 Years	rr_ExpenseExampleYear03	990
5 Years	rr_ExpenseExampleYear05	1,292
10 Years	rr_ExpenseExampleYear10	2,148
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	708
3 Years	rr_ExpenseExampleNoRedemptionYear03	990
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,292
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,148
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(18.18%)
2003	rr_AnnualReturn2003	21.51%
2004	rr_AnnualReturn2004	10.04%
2005	rr_AnnualReturn2005	5.45%
2006	rr_AnnualReturn2006	13.23%
2007	rr_AnnualReturn2007	2.17%
2008	rr_AnnualReturn2008	(31.76%)
2009	rr_AnnualReturn2009	23.10%
2010	rr_AnnualReturn2010	14.76%
2011	rr_AnnualReturn2011	(5.78%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.43%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Strategic Allocation Growth Fund | Class B Shares, Sterling Capital Strategic Allocation Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Redemption Fee	rr_RedemptionFee	none
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	617
3 Years	rr_ExpenseExampleYear03	970
5 Years	rr_ExpenseExampleYear05	1,249
10 Years	rr_ExpenseExampleYear10	2,282
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	217
3 Years	rr_ExpenseExampleNoRedemptionYear03	670
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,282
Sterling Capital Strategic Allocation Growth Fund | Class C Shares, Sterling Capital Strategic Allocation Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	217
3 Years	rr_ExpenseExampleYear03	670
5 Years	rr_ExpenseExampleYear05	1,149
10 Years	rr_ExpenseExampleYear10	2,472
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	217
3 Years	rr_ExpenseExampleNoRedemptionYear03	670
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,472
Sterling Capital Strategic Allocation Growth Fund | Institutional Shares, Sterling Capital Strategic Allocation Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,386
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(17.85%)
2003	rr_AnnualReturn2003	21.80%
2004	rr_AnnualReturn2004	10.25%
2005	rr_AnnualReturn2005	5.69%
2006	rr_AnnualReturn2006	13.48%
2007	rr_AnnualReturn2007	2.41%
2008	rr_AnnualReturn2008	(31.54%)
2009	rr_AnnualReturn2009	23.36%
2010	rr_AnnualReturn2010	15.03%
2011	rr_AnnualReturn2011	(5.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.44%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.24%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Strategic Allocation Growth Fund | Return Before Taxes | Class A Shares, Sterling Capital Strategic Allocation Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.25%)
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	1.34%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 1998
Sterling Capital Strategic Allocation Growth Fund | Return Before Taxes | Class B Shares, Sterling Capital Strategic Allocation Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
1 Year	rr_AverageAnnualReturnYear01	(10.11%)
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
10 Years	rr_AverageAnnualReturnYear10	1.34%
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 1999
Sterling Capital Strategic Allocation Growth Fund | Return Before Taxes | Class C Shares, Sterling Capital Strategic Allocation Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
1 Year	rr_AverageAnnualReturnYear01	(6.36%)
5 Years	rr_AverageAnnualReturnYear05	(2.20%)
10 Years	rr_AverageAnnualReturnYear10	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001
Sterling Capital Strategic Allocation Growth Fund | Return Before Taxes | Institutional Shares, Sterling Capital Strategic Allocation Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.41%)
5 Years	rr_AverageAnnualReturnYear05	(1.21%)
10 Years	rr_AverageAnnualReturnYear10	2.21%
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 1997
Sterling Capital Strategic Allocation Growth Fund | Return After Taxes on Distributions | Class A Shares, Sterling Capital Strategic Allocation Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(11.41%)
5 Years	rr_AverageAnnualReturnYear05	(3.49%)
10 Years	rr_AverageAnnualReturnYear10	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 1998
Sterling Capital Strategic Allocation Growth Fund | Return After Taxes on Distributions | Institutional Shares, Sterling Capital Strategic Allocation Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.63%)
5 Years	rr_AverageAnnualReturnYear05	(2.14%)
10 Years	rr_AverageAnnualReturnYear10	1.55%
Since Inception	rr_AverageAnnualReturnSinceInception	1.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 1997
Sterling Capital Strategic Allocation Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, Sterling Capital Strategic Allocation Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(7.14%)
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
10 Years	rr_AverageAnnualReturnYear10	1.02%
Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 1998
Sterling Capital Strategic Allocation Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares, Sterling Capital Strategic Allocation Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.29%)
5 Years	rr_AverageAnnualReturnYear05	(1.20%)
10 Years	rr_AverageAnnualReturnYear10	1.75%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 1997
Sterling Capital Strategic Allocation Growth Fund | Russell Global Index (Net) (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Global Index (Net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.67%)	[18]
5 Years	rr_AverageAnnualReturnYear05	(1.19%)	[18]
10 Years	rr_AverageAnnualReturnYear10	5.25%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Sterling Capital Strategic Allocation Growth Fund | Russell Global Index (Net) (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Global Index (Net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.67%)	[18]
5 Years	rr_AverageAnnualReturnYear05	(1.19%)	[18]
10 Years	rr_AverageAnnualReturnYear10	5.25%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Sterling Capital Strategic Allocation Growth Fund | Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%	[18]
5 Years	rr_AverageAnnualReturnYear05	6.50%	[18]
10 Years	rr_AverageAnnualReturnYear10	5.78%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of February 1, 2012, the primary benchmarks for the Fund will change from the S&P 500 Index and the Barclays Capital Intermediate Government Bond Index to the Russell Global Index (Net) and the Barclays Capital U.S. Aggregate Index (the “New Benchmarks”), as the New Benchmarks were determined to be more appropriate broad-based indexes for comparison purposes.
Sterling Capital Strategic Allocation Growth Fund | Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%	[18]
5 Years	rr_AverageAnnualReturnYear05	6.50%	[18]
10 Years	rr_AverageAnnualReturnYear10	5.78%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of February 1, 2012, the primary benchmarks for the Fund will change from the S&P 500 Index and the Barclays Capital Intermediate Government Bond Index to the Russell Global Index (Net) and the Barclays Capital U.S. Aggregate Index (the “New Benchmarks”), as the New Benchmarks were determined to be more appropriate broad-based indexes for comparison purposes.
Sterling Capital Strategic Allocation Growth Fund | S&P 500�� Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Sterling Capital Strategic Allocation Growth Fund | S&P 500�� Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Sterling Capital Strategic Allocation Growth Fund | Barclays Capital Intermediate Government Bond Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Government Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.08%
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Sterling Capital Strategic Allocation Growth Fund | Barclays Capital Intermediate Government Bond Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Government Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.08%
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1997
Sterling Capital Strategic Allocation Equity Fund | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Strategic Allocation Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint Discounts	scf889284_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 143 of the Fund’s prospectus and in “Sales Charges” on page 39 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.72%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in Underlying Funds (as defined below) that invest at least 80% of their respective net assets plus borrowings for investment purposes in equity securities. Under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective. The Fund may invest in Underlying Funds which invest in securities of issuers of any capitalization range.

The Fund will invest up to 100% of its total assets in Underlying Funds which invest mainly in equity securities and up to 10% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 10% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in Underlying Funds (as defined below) that invest at least 80% of their respective net assets plus borrowings for investment purposes in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 16.80% 06/30/09 Worst quarter: -22.06% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Strategic Allocation Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Strategic Allocation Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.
Fee Table	scf889284_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	scf889284_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.72%
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in Underlying Funds (as defined below) that invest at least 80% of their respective net assets plus borrowings for investment purposes in equity securities. Under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective. The Fund may invest in Underlying Funds which invest in securities of issuers of any capitalization range.

The Fund will invest up to 100% of its total assets in Underlying Funds which invest mainly in equity securities and up to 10% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 10% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in Underlying Funds (as defined below) that invest at least 80% of their respective net assets plus borrowings for investment purposes in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	scf889284_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 16.83% 06/30/09 Worst quarter: -21.94% 12/31/08
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Sterling Capital Strategic Allocation Equity Fund | Class A Shares, Sterling Capital Strategic Allocation Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	719
3 Years	rr_ExpenseExampleYear03	1,022
5 Years	rr_ExpenseExampleYear05	1,346
10 Years	rr_ExpenseExampleYear10	2,263
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	719
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,022
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,346
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,263
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(21.49%)
2003	rr_AnnualReturn2003	24.18%
2004	rr_AnnualReturn2004	11.43%
2005	rr_AnnualReturn2005	6.82%
2006	rr_AnnualReturn2006	15.25%
2007	rr_AnnualReturn2007	1.22%
2008	rr_AnnualReturn2008	(39.14%)
2009	rr_AnnualReturn2009	24.42%
2010	rr_AnnualReturn2010	14.75%
2011	rr_AnnualReturn2011	(7.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.80%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.06%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Strategic Allocation Equity Fund | Class B Shares, Sterling Capital Strategic Allocation Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Redemption Fee	rr_RedemptionFee	none
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	628
3 Years	rr_ExpenseExampleYear03	1,003
5 Years	rr_ExpenseExampleYear05	1,305
10 Years	rr_ExpenseExampleYear10	2,396
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	703
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,205
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,396
Sterling Capital Strategic Allocation Equity Fund | Class C Shares, Sterling Capital Strategic Allocation Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	228
3 Years	rr_ExpenseExampleYear03	703
5 Years	rr_ExpenseExampleYear05	1,205
10 Years	rr_ExpenseExampleYear10	2,585
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	703
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,205
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,585
Sterling Capital Strategic Allocation Equity Fund | Institutional Shares, Sterling Capital Strategic Allocation Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(21.30%)
2003	rr_AnnualReturn2003	24.49%
2004	rr_AnnualReturn2004	11.64%
2005	rr_AnnualReturn2005	7.12%
2006	rr_AnnualReturn2006	15.50%
2007	rr_AnnualReturn2007	1.48%
2008	rr_AnnualReturn2008	(38.93%)
2009	rr_AnnualReturn2009	24.60%
2010	rr_AnnualReturn2010	14.96%
2011	rr_AnnualReturn2011	(7.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.83%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.94%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Sterling Capital Strategic Allocation Equity Fund | Return Before Taxes | Class A Shares, Sterling Capital Strategic Allocation Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(12.73%)
5 Years	rr_AverageAnnualReturnYear05	(5.15%)
10 Years	rr_AverageAnnualReturnYear10	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2001
Sterling Capital Strategic Allocation Equity Fund | Return Before Taxes | Class B Shares, Sterling Capital Strategic Allocation Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
1 Year	rr_AverageAnnualReturnYear01	(11.69%)
5 Years	rr_AverageAnnualReturnYear05	(4.89%)
10 Years	rr_AverageAnnualReturnYear10	0.26%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2001
Sterling Capital Strategic Allocation Equity Fund | Return Before Taxes | Class C Shares, Sterling Capital Strategic Allocation Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
1 Year	rr_AverageAnnualReturnYear01	(8.03%)
5 Years	rr_AverageAnnualReturnYear05	(4.68%)
10 Years	rr_AverageAnnualReturnYear10	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2001
Sterling Capital Strategic Allocation Equity Fund | Return Before Taxes | Institutional Shares, Sterling Capital Strategic Allocation Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.05%)
5 Years	rr_AverageAnnualReturnYear05	(3.77%)
10 Years	rr_AverageAnnualReturnYear10	1.11%
Since Inception	rr_AverageAnnualReturnSinceInception	0.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2001
Sterling Capital Strategic Allocation Equity Fund | Return After Taxes on Distributions | Class A Shares, Sterling Capital Strategic Allocation Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(12.81%)
5 Years	rr_AverageAnnualReturnYear05	(5.90%)
10 Years	rr_AverageAnnualReturnYear10	(0.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2001
Sterling Capital Strategic Allocation Equity Fund | Return After Taxes on Distributions | Institutional Shares, Sterling Capital Strategic Allocation Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(7.17%)
5 Years	rr_AverageAnnualReturnYear05	(4.57%)
10 Years	rr_AverageAnnualReturnYear10	0.44%
Since Inception	rr_AverageAnnualReturnSinceInception	0.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2001
Sterling Capital Strategic Allocation Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, Sterling Capital Strategic Allocation Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(8.18%)
5 Years	rr_AverageAnnualReturnYear05	(4.29%)
10 Years	rr_AverageAnnualReturnYear10	0.21%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2001
Sterling Capital Strategic Allocation Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares, Sterling Capital Strategic Allocation Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.43%)
5 Years	rr_AverageAnnualReturnYear05	(3.17%)
10 Years	rr_AverageAnnualReturnYear10	0.91%
Since Inception	rr_AverageAnnualReturnSinceInception	0.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2001
Sterling Capital Strategic Allocation Equity Fund | Russell Global Index (Net) (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Global Index (Net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.67%)	[19]
5 Years	rr_AverageAnnualReturnYear05	(1.19%)	[19]
10 Years	rr_AverageAnnualReturnYear10	(5.25%)	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%	[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2001
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of February 1, 2012, the primary benchmark for the Fund will change from the S&P 500 Index to the Russell Global Index (Net) (the “New Benchmark”), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.
Sterling Capital Strategic Allocation Equity Fund | Russell Global Index (Net) (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Global Index (Net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.67%)	[19]
5 Years	rr_AverageAnnualReturnYear05	(1.19%)	[19]
10 Years	rr_AverageAnnualReturnYear10	5.25%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%	[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2001
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of February 1, 2012, the primary benchmark for the Fund will change from the S&P 500 Index to the Russell Global Index (Net) (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.
Sterling Capital Strategic Allocation Equity Fund | S&P 500�� Index (reflects no deductions for fees, expenses, or taxes) | Class A, B and C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2001
Sterling Capital Strategic Allocation Equity Fund | S&P 500�� Index (reflects no deductions for fees, expenses, or taxes) | Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2001

[1]	The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.60%for the period from February 1, 2012 through January 31, 2013. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.
[2]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
[3]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.
[4]	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[5]	Performance for Class A, Class B and Class C Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. Institutional Shares are not offered in this prospectus. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.
[6]	The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.
[7]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.
[8]	Class C Shares commenced operations on February 1, 2012. Because Class C Shares do not have a full calendar year of performance, the performance shown is that of the Class A Shares of the Fund. Class C Shares and Class A Shares would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.
[9]	As of February 1, 2012, the primary benchmark for the Fund will change from the Barclays Capital 7-Year Municipal Bond Index to the BofA Merrill Lynch 2-17 Year Municipal Bond Index (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.
[10]	Class C Shares commenced operations on February 1, 2012. Because Class C Shares do not have a full calendar year of performance, the performance shown is that of the Class a Shares of the Fund. Class C Shares and Class A Shares would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.
[11]	The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.20% (the "Advisory Fee Limit") for the period from February 1, 2010 through January 31, 2013. From February 1, 2010 through January 31, 2013 the Adviser may recoup from the Fund all or a portion of the advisory fees that it waives beyond the Advisory Fee Limit during the period from February 1, 2010 through January 31, 2013 (the "Recoupment Amount"), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Management and Administration Agreement between the Fund and the Adviser/Administrator. Any such recoupment would reduce the Fund's future total return. Additionally, the Fund's Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A Shares of the Fund to 0.25% for the period from February 1, 2012 through January 31, 2013. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.
[12]	The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.20% (the "Advisory Fee Limit") for the period from February 1, 2010 through January 31, 2013. From February 1, 2010 through January 31, 2013 the Adviser may recoup from the Fund all or a portion of the advisory fees that it waives beyond the Advisory Fee Limit during the period from February 1, 2010 through January 31, 2013 (the "Recoupment Amount"), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Management and Administration Agreement between the Fund and the Adviser/Administrator. Any such recoupment would reduce the Fund's future total return.
[13]	The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.28% (the "Advisory Fee Limit") for the period from February 1, 2010 through January 31, 2013. From February 1, 2010 through January 31, 2013 the Adviser may recoup from the Fund all or a portion of the advisory fees that it waives beyond the Advisory Fee Limit during the period from February 1, 2010 through January 31, 2013 (the "Recoupment Amount"), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Management and Administration Agreement between the Fund and the Adviser/Administrator. Any such recoupment would reduce the Fund's future total return.
[14]	Performance for Class C Shares for periods prior to inception on January 30, 2002 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect applicable Rule 12b-1 fees and expenses. With those adjustment, performance would be lower than that shown.
[15]	The Adviser has contractually agreed to limit the advisory fees paid by the Fund to 0.26% (the "Advisory Fee Limit") for the period from February 1, 2010 through January 31, 2013. From February 1, 2010 through January 31, 2013 the Adviser may recoup from the Fund all or a portion of the advisory fees that it waives beyond the Advisory Fee Limit during the period from February 1, 2010 through January 31, 2013 (the "Recoupment Amount"), subject to certain limitations. The Adviser may not recoup any amount from the Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Management Fee noted above. This contractual limitation will automatically terminate upon termination of the Investment Advisory Agreement or the Management and Administration Agreement between the Fund and the Adviser/Administrator. Any such recoupment would reduce the Fund's future total return.
[16]	Performance for Class C Shares for periods prior to inception on January 30, 2002 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.
[17]	Effective February 1, 2012, the primary benchmarks for the Fund will change from the S&P 500�� Index and the Barclays Capital Intermediate Government Bond Index to the Russell Global Index (Net) and the Barclays Capital U.S. Aggregate Index (the "New Benchmarks"), as the New Benchmarks were determined to be more appropriate broad-based indexes for comparison purposes.
[18]	As of February 1, 2012, the primary benchmarks for the Fund will change from the S&P 500 Index and the Barclays Capital Intermediate Government Bond Index to the Russell Global Index (Net) and the Barclays Capital U.S. Aggregate Index (the "New Benchmarks"), as the New Benchmarks were determined to be more appropriate broad-based indexes for comparison purposes.
[19]	As of February 1, 2012, the primary benchmark for the Fund will change from the S&P 500 Index to the Russell Global Index (Net) (the "New Benchmark"), as the New Benchmark was determined to be a more appropriate broad-based index for comparison purposes.